UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1.    Reports to Stockholders.

(a)      A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Knights of Columbus Limited Duration Fund	Knights of Columbus Core Bond Fund

Knights of Columbus Long/Short Equity Fund	Knights of Columbus Large Cap Value Fund

Knights of Columbus Large Cap Growth Fund	Knights of Columbus Small Cap Fund

Knights of Columbus U.S. All Cap Index Fund	Knights of Columbus Real Estate Fund

Knights of Columbus International Equity Fund

Semi-Annual Report | April 30, 2023

The Advisors’ Inner Circle Fund III

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2023

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and Form N-PORT reports are available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-523-8637; and (ii) on the SEC’s website at https:// www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2023 (Unaudited)

 SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS — 50.1%

	Face Amount	Value
U.S. Treasury Notes
4.250%, 12/31/24	$15,500,000	$15,492,734
4.000%, 12/15/25	10,370,000	10,417,394
3.875%, 01/15/26	16,200,000	16,225,945
2.875%, 06/15/25	27,900,000	27,260,262
2.500%, 04/30/24	2,300,000	2,247,711
1.500%, 02/15/25	9,040,000	8,622,253

Total U.S. Treasury Obligations (Cost $80,757,419)		80,266,299

CORPORATE OBLIGATIONS — 36.9%
COMMUNICATION SERVICES — 1.7%
Bell Canada
0.750%, 03/17/24	548,000	525,037
Charter Communications
Operating
4.500%, 02/01/24	557,000	550,506
Discovery Communications
3.800%, 03/13/24	606,000	596,865
NTT Finance
0.583%, 03/01/24(A)	1,131,000	1,089,275

		2,761,683

CONSUMER DISCRETIONARY — 1.4%
Aptiv
2.396%, 02/18/25	525,000	500,804
Brunswick
0.850%, 08/18/24	624,000	586,736
Daimler Finance North America
3.650%, 02/22/24(A)	570,000	562,126
Genuine Parts
1.750%, 02/01/25	673,000	636,194

		2,285,860

CONSUMER STAPLES — 4.3%
7-Eleven
0.800%, 02/10/24(A)	1,104,000	1,064,399

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES — continued
Coca-Cola European Partners
0.800%, 05/03/24(A)	$763,000	$729,290
Conagra Brands
4.300%, 05/01/24	431,000	426,685
Constellation Brands
4.750%, 11/15/24	413,000	412,190
Diageo Capital
2.125%, 10/24/24	1,086,000	1,048,011
JDE Peet’s
0.800%, 09/24/24(A)	1,216,000	1,134,937
McCormick
3.150%, 08/15/24	575,000	560,456
Mondelez International Holdings
Netherlands BV
2.250%, 09/19/24(A)	588,000	566,352
Nestle Holdings
0.375%, 01/15/24(A)	530,000	514,600
Suntory Holdings
2.250%, 10/16/24(A)	592,000	565,677

		7,022,597

ENERGY — 2.7%
Chevron USA
7.250%, 10/15/23	449,000	451,366
Continental Resources
3.800%, 06/01/24	592,000	580,616
Devon Energy
5.250%, 09/15/24	592,000	593,375
Enbridge
2.500%, 02/14/25	673,000	643,994
Energy Transfer
3.900%, 05/15/24	691,000	679,227
Hess
3.500%, 07/15/24	741,000	727,122
Western Midstream Operating
3.950%, 06/01/25	673,000	648,138

		4,323,838

FINANCIALS — 12.5%
Ally Financial
3.875%, 05/21/24	1,365,000	1,328,964
Antares Holdings
6.000%, 08/15/23(A)	584,000	580,721
Ares Capital
4.200%, 06/10/24	566,000	551,649
Banco Santander
0.701%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.450%, 06/30/24(B)	718,000	711,254
Bank of Montreal MTN
1.500%, 01/10/25	987,000	929,622
Bank of Nova Scotia
0.700%, 04/15/24	610,000	582,064
0.650%, 07/31/24	610,000	576,191
BlackRock TCP Capital
3.900%, 08/23/24	1,140,000	1,102,060

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Blackstone Private Credit Fund
1.750%, 09/15/24	$812,000	$757,684
Citigroup
5.977%, ICE LIBOR USD 3 Month + 1.100%, 05/17/24(B)	857,000	857,327
Discover Financial Services
3.950%, 11/06/24	557,000	540,185
Emera US Finance
0.833%, 06/15/24	875,000	828,956
Equitable Financial Life Global Funding
1.100%, 11/12/24(A)	619,000	584,119
F&G Global Funding
0.900%, 09/20/24(A)	943,000	879,871
Fidelity National Information Services
0.600%, 03/01/24	557,000	534,065
Franklin BSP Lending
4.850%, 12/15/24(A)	628,000	603,929
FS KKR Capital
4.625%, 07/15/24	584,000	567,841
Goldman Sachs Group
5.585%, U.S. SOFR + 0.790%, 12/09/26(B)	512,000	499,559
Golub Capital BDC
3.375%, 04/15/24	588,000	568,619
National Bank of Canada MTN
0.550%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.400%, 11/15/24(B)	1,100,000	1,070,928
Owl Rock Capital
5.250%, 04/15/24	561,000	551,958
PNC Bank
2.500%, 08/27/24	449,000	431,992
PNC Financial Services Group 8.977%, ICE LIBOR USD 3
Month + 3.678%(B)(C)	377,000	375,178
Principal Life Global Funding II
1.375%, 01/10/25(A)	651,000	611,035
Sixth Street Specialty Lending
3.875%, 11/01/24	575,000	551,833
Trinity Acquisition
4.625%, 08/15/23	105,000	104,671
UBS
0.700%, 08/09/24(A)	1,032,000	968,637
Webster Financial
4.375%, 02/15/24	987,000	953,933
Wells Fargo MTN
0.805%, U.S. SOFR + 0.510%, 05/19/25(B)	584,000	555,611

		19,760,456

HEALTH CARE — 0.6%
Baxter International
1.322%, 11/29/24	446,000	420,083

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE — continued
Zimmer Biomet Holdings
1.450%, 11/22/24	$633,000	$599,355

		1,019,438

INDUSTRIALS — 5.1%
AerCap Ireland Capital DAC
4.875%, 01/16/24	242,000	240,018
Air Lease MTN
0.700%, 02/15/24	552,000	530,106
American Airlines Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	208,722	208,666
Canadian Pacific Railway
1.350%, 12/02/24	1,279,000	1,208,537
CNH Industrial Capital
4.200%, 01/15/24	561,000	554,653
Daimler Truck Finance North America
1.625%, 12/13/24(A)	1,275,000	1,208,230
Georgia-Pacific
0.625%, 05/15/24(A)	539,000	514,387
Howmet Aerospace
5.125%, 10/01/24	486,000	484,016
Johnson Controls International
3.625%, 07/02/24(D)	503,000	493,937
Lennox International
3.000%, 11/15/23	539,000	531,201
Penske Truck Leasing Lp
4.125%, 08/01/23(A)	444,000	441,816
Quanta Services
0.950%, 10/01/24	619,000	582,682
Teledyne Technologies
0.950%, 04/01/24	552,000	528,491
Westinghouse Air Brake Technologies
4.400%, 03/15/24	566,000	558,689

		8,085,429

INFORMATION TECHNOLOGY — 2.0%
Broadcom
3.625%, 10/15/24	516,000	504,872
Infor
1.450%, 07/15/23(A)	485,000	480,785

Microchip Technology
0.983%, 09/01/24	359,000	337,880
0.972%, 02/15/24	530,000	511,915
Renesas Electronics
1.543%, 11/26/24(A)	862,000	805,049
Roper Technologies 2.350%, 09/15/24	584,000	563,157

		3,203,658

MATERIALS — 3.9%
Anglo American Capital
3.625%, 09/11/24(A)	534,000	521,328
Avery Dennison
0.850%, 08/15/24	628,000	594,603

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MATERIALS — continued
Berry Global
0.950%, 02/15/24	$539,000	$519,836
Celanese US Holdings
3.500%, 05/08/24	732,000	714,113
Freeport-McMoRan
4.550%, 11/14/24	898,000	886,805
Mosaic
4.250%, 11/15/23	575,000	570,890
Sonoco Products
1.800%, 02/01/25	651,000	613,705
Steel Dynamics
2.800%, 12/15/24	552,000	529,330
West Fraser Timber
4.350%, 10/15/24(A)	666,000	650,787
Westlake
0.875%, 08/15/24	644,000	610,260

		6,211,657

REAL ESTATE — 0.8%
American Tower
0.600%, 01/15/24	830,000	802,079
Vornado Realty
3.500%, 01/15/25	516,000	482,955

		1,285,034

UTILITIES — 1.9%
American Electric Power
2.031%, 03/15/24	651,000	630,515
Black Hills
1.037%, 08/23/24	925,000	872,920
Dominion Energy
3.071%, 08/15/24(D)	507,000	492,976
Southern
0.600%, 02/26/24	557,000	536,619
WEC Energy Group
0.800%, 03/15/24	566,000	544,578

		3,077,608

Total Corporate Obligations (Cost $61,913,801)		59,037,258

ASSET-BACKED SECURITIES — 5.9%

ABPCI Direct Lending Fund CLO X, Ser 2020-10A, Cl A2A
6.958%, ICE LIBOR USD 3 Month + 2.150%, 01/20/32 (A) (B)	1,122,000	1,117,097
Benefit Street Partners CLO II, Ser 2021-IIA, Cl A2R2
6.710%, ICE LIBOR USD 3 Month + 1.450%, 07/15/29 (A) (B)	539,000	531,766
Blackrock Mount Adams CLO IX, Ser 2021-9A, Cl A1
6.317%, ICE LIBOR USD 3 Month + 1.370%, 09/22/31 (A) (B)	920,000	911,187

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
California Street CLO IX, Ser 2021-9A, Cl AR3
6.360%, ICE LIBOR USD 3 Month + 1.100%, 07/16/32 (A) (B)	$592,000	$581,686
Cerberus Loan Funding XXXVI, Ser 2021-6A, Cl B
7.010%, ICE LIBOR USD 3 Month + 1.750%, 11/22/33 (A) (B)	628,000	618,373
Churchill MMSLF CLO-I, Ser 2021-2A, Cl A
6.673%, ICE LIBOR USD 3 Month + 1.450%, 10/01/32 (A) (B)	1,113,000	1,091,048
Fortress Credit Opportunities XI CLO, Ser 2018-11A, Cl A1T
6.560%, ICE LIBOR USD 3 Month + 1.300%, 04/15/31 (A) (B)	1,109,000	1,097,787
Fortress Credit Opportunities XVII CLO, Ser 2022-17A, Cl B
6.936%, TSFR3M + 1.950%, 01/15/30 (A)(B)	637,000	616,759
KKR Lending Partners III CLO, Ser 2021-1A, Cl B
7.150%, ICE LIBOR USD 3 Month + 1.900%, 10/20/30 (A) (B)	592,000	570,803
Nassau, Ser 2017-IIA, Cl AF
3.380%, 01/15/30 (A)	301,259	289,267
RIN II, Ser 2019-1A, Cl A
6.775%, ICE LIBOR USD 3 Month + 1.650%, 09/10/30 (A) (B)	557,000	547,390
VCP CLO II, Ser 2021-2A, Cl A1
6.930%, ICE LIBOR USD 3 Month + 1.670%, 04/15/31 (A) (B)	673,000	666,868
Wellfleet CLO, Ser 2018-2A, Cl A1R
6.390%, ICE LIBOR USD 3 Month + 1.140%, 10/20/28 (A) (B)	192,794	191,204
Wellfleet CLO, Ser 2021-1A, Cl BR4
6.800%, ICE LIBOR USD 3 Month + 1.550%, 07/20/29 (A) (B)	592,000	582,894
Zais CLO VIII, Ser 2018-1A, Cl A
6.210%, ICE LIBOR USD 3 Month + 0.950%, 04/15/29 (A) (B)	100,898	100,368

Total Asset-Backed Securities (Cost $9,666,592)		9,514,497

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — 3.5%

	Face Amount	Value
BPR Trust, Ser 2021-KEN, Cl B
6.955%, TSFR1M + 2.064%, 02/15/29 (A)(B)	$723,000	$703,972
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A2
1.106%, 07/27/54 (A)	116,128	99,842
FREMF Mortgage Trust, Ser 2015- K48, Cl C
3.771%, 08/25/48 (A)(B)	718,000	687,687
FREMF Mortgage Trust, Ser 2017- K729, Cl B
3.799%, 11/25/49 (A)(B)	750,000	725,470
GS Mortgage-Backed Securities Trust, Ser 2022-PJ2, Cl A7
2.500%, 06/25/52 (A)(B)	1,118,060	1,026,310
GS Mortgage-Backed Securities Trust, Ser 2022-PJ3, Cl A7
2.500%, 08/25/52 (A)(B)	977,207	896,399
JP Morgan Mortgage Trust, Ser 2014-IVR6, Cl AM
6.038%, 07/25/44 (A)(B)	22,462	22,180
JP Morgan Mortgage Trust, Ser 2016-2, Cl A1
6.176%, 06/25/46 (A)(B)	32,682	30,507
JP Morgan Mortgage Trust, Ser 2016-5, Cl A1
6.096%, 12/25/46 (A)(B)	68,572	66,739
JP Morgan Mortgage Trust, Ser 2022-4, Cl A12
3.000%, 10/25/52 (A)(B)	1,171,576	1,095,793
Sequoia Mortgage Trust, Ser 2013- 4, Cl B3
3.441%, 04/25/43 (B)	73,666	67,711
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/66 (A)(B)	203,119	172,784

Total Mortgage-Backed Securities (Cost $6,005,720)		5,595,394

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 0.0%

FHLMC
6.000%, 01/01/37	854	871
6.000%, 11/01/37	1,031	1,055
5.500%, 07/01/34	1,379	1,394
4.000%, 03/01/39	2,783	2,725
FHLMC, Ser 2004-2746, Cl BG
5.000%, 02/15/24	2,971	2,953
FNMA
6.000%, 05/01/36	281	295
6.000%, 08/01/36	265	275
5.500%, 07/01/38	2,218	2,275
GNMA
6.000%, 03/15/32	572	595
6.000%, 09/15/33	4,209	4,379
6.000%, 09/15/37	1,800	1,898
5.500%, 06/15/38	713	727

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

	Face Amount	Value
5.000%, 06/15/33	$952	$980

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $21,660)		20,422

Total Investments in Securities— 96.4% (Cost $158,365,192)		$154,433,870

Percentages are based on Net Assets of $160,264,309.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at April 30, 2023 was $30,119,530 and represented 18.8% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

See “Glossary” for abbreviations.

As of April 30, 2023, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2023 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS U.S. TREASURY OBLIGATIONS — 44.1%

	Face Amount	Value
U.S. Treasury Bonds
4.000%, 11/15/42	$1,800,000	$1,854,000
4.000%, 11/15/52	1,000,000	1,061,719
3.750%, 08/15/41	6,900,000	6,914,824
3.000%, 05/15/45	1,725,000	1,507,960
3.000%, 08/15/52	250,000	219,609
2.875%, 05/15/52	3,750,000	3,208,887
2.250%, 08/15/46	4,100,000	3,102,387
1.875%, 11/15/51	1,300,000	885,726
1.250%, 05/15/50	1,850,000	1,078,420
U.S. Treasury Notes
4.250%, 12/31/24	10,500,000	10,495,078
4.125%, 11/15/32	1,500,000	1,583,203
3.875%, 01/15/26	10,000,000	10,016,016
3.875%, 12/31/27	3,750,000	3,804,053
3.875%, 09/30/29	1,500,000	1,530,879
2.750%, 05/31/29	3,000,000	2,873,789
2.750%, 08/15/32	3,500,000	3,312,422
2.625%, 05/31/27	9,900,000	9,536,484
1.500%, 02/15/25	940,000	896,562
1.375%, 11/15/31	1,000,000	850,234
0.625%, 05/15/30	2,500,000	2,062,207
0.250%, 05/15/24	500,000	477,129
0.250%, 09/30/25	400,000	367,250
United States Treasury Bills
4.640%, 11/30/23(A)	7,750,000	7,547,936

Total U.S. Treasury Obligations (Cost $79,090,419)		75,186,774

CORPORATE OBLIGATIONS — 23.1%

COMMUNICATION SERVICES — 1.2%
Comcast
2.887%, 11/01/51	314,000	214,584
2.650%, 02/01/30	240,000	214,863
Discovery Communications
4.125%, 05/15/29	635,000	587,515

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

COMMUNICATION SERVICES — continued
NBN MTN
2.625%, 05/05/31(B)	$600,000	$513,493
Verizon Communications
3.875%, 02/08/29	480,000	463,479

		1,993,934

CONSUMER DISCRETIONARY — 1.0%
7-Eleven
2.800%, 02/10/51(B)	940,000	610,197
General Motors Financial
4.000%, 10/06/26	65,000	62,302
Mars
2.375%, 07/16/40(B)	540,000	384,266
Tiffany
4.900%, 10/01/44	759,000	713,798

		1,770,563

CONSUMER STAPLES — 1.6%
Anheuser-Busch InBev Worldwide
4.750%, 01/23/29	300,000	306,793
Bacardi
5.150%, 05/15/38(B)	520,000	502,101
Bunge Finance
3.250%, 08/15/26	250,000	238,551
1.630%, 08/17/25	250,000	231,107
Conagra Brands
4.600%, 11/01/25	465,000	461,905
JBS USA LUX
3.000%, 05/15/32(B)	695,000	545,548
Mondelez International
1.500%, 02/04/31	535,000	426,637

		2,712,642

ENERGY — 1.7%
Boardwalk Pipelines
4.800%, 05/03/29	480,000	474,947
Chevron USA
8.000%, 04/01/27	250,000	284,677
Eastern Gas Transmission & Storage
3.000%, 11/15/29	560,000	509,631
Energy Transfer Operating
2.900%, 05/15/25	415,000	396,114
Gray Oak Pipeline
2.000%, 09/15/23(B)	365,000	359,622
MarkWest Energy Partners
4.875%, 06/01/25	375,000	370,407
Rockies Express Pipeline
3.600%, 05/15/25(B)	480,000	454,937

		2,850,335

FINANCIALS — 6.7%
Ares Capital
4.250%, 03/01/25	570,000	545,070
Ares Finance II
3.250%, 06/15/30(B)	645,000	552,863

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Bank of Montreal
3.803%, USD Swap Semi 30/360 5 Yr Curr + 1.432%, 12/15/32(C)	$825,000	$746,262
Carlyle Finance Subsidiary
3.500%, 09/19/29(B)	650,000	590,041
CI Financial
3.200%, 12/17/30	910,000	675,474
Deutsche Bank NY
3.742%, U.S. SOFR + 2.257%, 01/07/33(C)	750,000	546,528
E*TRADE Financial
3.800%, 08/24/27	855,000	820,778
First Republic Bank
4.375%, 08/01/46	270,000	43,200
Goldman Sachs Group
5.585%, U.S. SOFR + 0.790%, 12/09/26(C)	520,000	507,364
Legg Mason
5.625%, 01/15/44	685,000	694,823
MSCI
3.250%, 08/15/33(B)	505,000	410,312
National Australia Bank
3.347%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.700%, 01/12/37(B)(C)	750,000	611,695
Neuberger Berman Group
4.500%, 03/15/27(B)	970,000	926,700
Nuveen Finance
4.125%, 11/01/24(B)	400,000	389,916
PennantPark Floating Rate Capital
4.250%, 04/01/26	650,000	591,133
Raymond James Financial
3.750%, 04/01/51	610,000	455,540
Stifel Financial
4.250%, 07/18/24	445,000	437,745
Texas Capital Bancshares
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.150%, 05/06/31(C)	825,000	666,891
UBS Group
3.179%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 02/11/43(B)(C)	555,000	395,885
Willis North America
3.600%, 05/15/24	415,000	406,803
Zions Bancorp
3.250%, 10/29/29	750,000	553,686

		11,568,709

INDUSTRIALS — 3.3%
American Airlines Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	209,463	209,406
Ashtead Capital
1.500%, 08/12/26(B)	650,000	574,575

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
Canadian Pacific Railway
3.100%, 12/02/51	$880,000	$630,577
Daimler Truck Finance North America
2.500%, 12/14/31(B)	940,000	784,163
Delta Air Lines
2.900%, 10/28/24	455,000	438,855
Flowserve
2.800%, 01/15/32	675,000	545,851
Howmet Aerospace
3.000%, 01/15/29	495,000	444,214
Masco
6.500%, 08/15/32	317,000	333,415
Northern Group Housing
5.605%, 08/15/33(B)	497,244	514,103
Parker-Hannifin
4.000%, 06/14/49	255,000	213,917
Teledyne Technologies
2.250%, 04/01/28	420,000	374,479
Westinghouse Air Brake Technologies
3.200%, 06/15/25	530,000	505,188

		5,568,743

INFORMATION TECHNOLOGY — 1.6%
Infor
1.750%, 07/15/25(B)	335,000	306,778
Microsoft
2.921%, 03/17/52	270,000	206,906
NXP BV
5.550%, 12/01/28	245,000	249,671
Oracle
2.875%, 03/25/31	600,000	517,088
Roper Technologies
2.950%, 09/15/29	420,000	379,338
VMware
1.800%, 08/15/28	625,000	532,403
Vontier
1.800%, 04/01/26	590,000	527,625

		2,719,809

MATERIALS — 1.8%
Anglo American Capital
4.500%, 03/15/28(B)	525,000	506,088
Berry Global
1.650%, 01/15/27	625,000	548,669
CF Industries
4.500%, 12/01/26(B)	520,000	510,536
Sealed Air
1.573%, 10/15/26(B)	835,000	736,077
Silgan Holdings
1.400%, 04/01/26(B)	420,000	378,229
Vulcan Materials
4.500%, 04/01/25	400,000	396,510

		3,076,109

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE — 1.7%
Alexandria Real Estate Equities
2.000%, 05/18/32	$745,000	$574,524
Camp Pendleton & Quantico Housing
6.165%, 10/01/50(B)	400,000	409,820
Extra Space Storage
2.350%, 03/15/32	730,000	580,738
Safehold GL Holdings
2.850%, 01/15/32	700,000	552,126
Store Capital
4.500%, 03/15/28	380,000	339,456
UDR
3.000%, 08/15/31	560,000	484,006

		2,940,670

UTILITIES — 2.5%
DPL
4.350%, 04/15/29	425,000	383,030
Duquesne Light Holdings
2.532%, 10/01/30(B)	540,000	443,931
Emera US Finance
4.750%, 06/15/46	250,000	207,745
IPALCO Enterprises
3.700%, 09/01/24	435,000	422,883
Jersey Central Power & Light
2.750%, 03/01/32(B)	670,000	568,359
Monongahela Power
3.550%, 05/15/27(B)	550,000	524,326
NextEra Energy Capital Holdings
1.900%, 06/15/28	1,230,000	1,084,274
NiSource
5.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.843%(C)(D)	385,000	365,327
Spire
3.543%, 02/27/24	250,000	246,483

		4,246,358

Total Corporate Obligations (Cost $45,797,324)		39,447,872

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 16.6%

FHLMC
6.000%, 01/01/53	752,060	767,625
5.500%, 01/01/53	1,617,211	1,633,437
4.500%, 12/01/48	120,963	120,145
4.500%, 09/01/52	758,903	742,249
4.000%, 02/01/47	249,736	243,369
4.000%, 11/01/47	233,161	227,494
4.000%, 11/01/48	89,240	86,753
4.000%, 04/01/52	1,365,744	1,307,979
3.500%, 11/01/44	225,501	213,906
3.500%, 04/01/46	143,174	135,323
3.500%, 07/01/47	305,372	288,627
3.500%, 12/01/48	192,585	181,695
3.500%, 04/01/52	1,037,621	964,444

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

	Face Amount	Value
3.000%, 02/01/45	$244,467	$225,342
3.000%, 08/01/45	120,891	111,339
3.000%, 02/01/48	143,561	130,997
3.000%, 04/01/50	503,136	455,563
2.500%, 02/01/30	140,007	132,690
2.000%, 08/01/50	1,075,362	897,664
2.000%, 10/01/50	314,534	262,579
FHLMC REMIC, Ser 2016-4563, Cl VB
3.000%, 05/15/39	51,957	51,649
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 4A
3.940%, 02/25/43(C)	68,716	62,745
FNMA
6.000%, 12/01/52	809,285	824,673
5.000%, 09/01/52	741,733	738,618
5.000%, 11/01/52	794,636	791,412
5.000%, 01/01/53	807,937	805,907
4.500%, 02/01/41	351,767	353,020
4.500%, 03/01/48	220,848	219,708
4.500%, 10/01/52	838,724	820,319
4.500%, 01/01/53	1,221,858	1,195,425
4.000%, 03/01/35	98,870	96,480
4.000%, 01/01/42	254,835	249,290
4.000%, 05/01/49	221,273	215,404
4.000%, 10/01/52	991,452	947,779
3.500%, 02/01/47	259,328	246,615
3.500%, 12/01/47	130,479	123,273
3.500%, 08/01/48	135,354	127,369
3.500%, 03/01/49	238,486	226,614
3.500%, 06/01/49	520,758	489,900
3.500%, 07/01/50	810,123	763,126
3.000%, 10/01/48	228,997	204,266
3.000%, 02/01/50	1,765,717	1,599,690
3.000%, 05/01/51	1,348,835	1,222,292
3.000%, 03/01/52	1,413,150	1,275,323
2.500%, 12/01/49	344,977	300,242
2.500%, 09/01/50	713,180	619,296
2.500%, 06/01/51	1,151,137	997,796
2.000%, 10/01/50	868,100	724,800
2.000%, 02/01/51	643,168	536,759
GNMA
4.000%, 07/20/48	96,728	94,158
4.000%, 05/20/52	797,496	766,660
3.500%, 06/20/48	579,582	551,221
3.000%, 06/20/51	979,261	912,821

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $30,280,317)		28,283,870

MORTGAGE-BACKED SECURITIES — 9.3%

Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A3
4.095%, 09/10/46	75,088	74,970

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
COLT Mortgage Loan Trust, Ser 2022-4, Cl A1
4.301%, 03/25/67 (B)(C)	$924,727	$899,491
CSMC Trust, Ser 2013-IVR3, Cl A2
3.000%, 05/25/43 (B)(C)	144,086	129,318
CSMC Trust, Ser 2015-2, Cl A18
3.500%, 02/25/45 (B)(C)	129,925	118,178
First Republic Mortgage Trust, Ser 2020-1, Cl A5
2.883%, 04/25/50 (B)(C)	401,400	369,953
FREMF Mortgage Trust, Ser 2017- K65, Cl C
4.218%, 07/25/50 (B)(C)	725,000	685,936
FREMF Mortgage Trust, Ser 2017- K66, Cl C
4.176%, 07/25/27 (B)(C)	175,000	165,104
FREMF Mortgage Trust, Ser 2017- K67, Cl B
4.081%, 09/25/49 (B)(C)	1,500,000	1,425,313
FREMF Mortgage Trust, Ser 2019- K99, Cl C
3.765%, 10/25/52 (B)(C)	750,000	670,977
GMAC Commercial Mortgage Asset, Ser 2010-FTLS, Cl A
6.363%, 02/10/47 (B)(E)	229,286	243,518
GS Mortgage-Backed Securities Trust, Ser 2021-PJ1, Cl A8
2.500%, 05/28/52 (B)(C)	1,273,511	1,109,496
GS Mortgage-Backed Securities Trust, Ser 2022-MM1, Cl A8
2.500%, 07/25/52 (B)(C)	1,751,079	1,525,559
JP Morgan Mortgage Trust, Ser 2014-IVR6, Cl AM
6.038%, 07/25/44 (B)(C)	20,649	20,390
JP Morgan Mortgage Trust, Ser 2016-2, Cl A1
6.176%, 06/25/46 (B)(C)	36,178	33,771
JP Morgan Mortgage Trust, Ser 2016-5, Cl B3
6.085%, 12/25/46 (B)(C)	282,038	266,411
JP Morgan Mortgage Trust, Ser 2022-2, Cl A4A
2.500%, 08/25/52 (B)(C)	1,209,023	1,053,315
JP Morgan Mortgage Trust, Ser 2022-3, Cl A4A
2.500%, 08/25/52 (B)(C)	1,749,125	1,523,857
JP Morgan Mortgage Trust, Ser 2022-4, Cl A4
3.000%, 10/25/52 (B)(C)	1,882,713	1,680,321
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/48	232,230	225,030
Rate Mortgage Trust, Ser 2022-J1, Cl A9
2.500%, 01/25/52 (B)(C)	1,287,309	1,121,518

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
RCKT Mortgage Trust, Ser 2022-3, Cl A5
3.000%, 05/25/52 (B)(C)	$1,909,649	$1,704,362
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MV
3.500%, 03/25/58	663,750	620,490
Sequoia Mortgage Trust, Ser 2015- 1, Cl A1
3.500%, 01/25/45 (B)(C)	24,651	22,740
Sequoia Mortgage Trust, Ser 2015- 2, Cl A1
3.500%, 05/25/45 (B)(C)	49,110	45,013
Sequoia Mortgage Trust, Ser 2015- 4, Cl A1
3.000%, 11/25/30 (B)(C)	59,472	56,304

Total Mortgage-Backed Securities (Cost $17,282,087)		15,791,335

MUNICIPAL BONDS — 2.6%

California State, City of Riverside, Ser A, RB
3.857%, 06/01/45	780,000	684,237
Denver City & County, Housing Authority, Ser 2021-B, RB
3.104%, 02/01/39	300,000	239,110
Grand Parkway Transportation, Ser B, RB
3.216%, 10/01/49	640,000	478,290
Hawaii State, Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	117,977	113,524
Massachusetts State, Housing Finance Agency, Ser B, RB
3.350%, 12/01/40	200,000	187,314
New York City, Housing Development, Ser D, RB
3.083%, 11/01/46	900,000	629,285
New York State, Mortgage Agency, Ser 241, RB
2.930%, 10/01/46	700,000	484,296
Rhode Island State, Housing and Mortgage Finance, Ser 1-T, RB
2.993%, 10/01/38	540,000	419,046
Texas Natural Gas Securitization Finance, Ser 2023 A-2, RB
5.169%, 04/01/41	705,000	766,730
Virginia State, Housing Development Authority, Ser C, RB
2.829%, 04/01/41	500,000	378,969

Total Municipal Bonds (Cost $5,384,633)		4,380,801

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2023 (Unaudited)

ASSET-BACKED SECURITIES — 1.0%

	Face Amount	Value
Benefit Street Partners CLO II, Ser 2021-IIA, Cl A2R2
6.710%, ICE LIBOR USD 3 Month + 1.450%, 07/15/29 (B) (C)	$585,000	$577,148
RIN II, Ser 2019-1A, Cl A
6.775%, ICE LIBOR USD 3 Month + 1.650%, 09/10/30 (B) (C)	600,000	589,648
VCP CLO II, Ser 2021-2A, Cl B1
7.510%, ICE LIBOR USD 3 Month + 2.250%, 04/15/31 (B) (C)	650,000	639,778

Total Asset-Backed Securities (Cost $1,835,000)		1,806,574

Total Investments in Securities— 96.7% (Cost $179,669,780)		$164,897,226

Percentages are based on Net Assets of $170,539,041.

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at April 30, 2023 was $30,181,980 and represented 17.7% of Net Assets.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.
(E)	Level 3 security in accordance with fair value hierarchy.

See “Glossary” for abbreviations.

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund’s investments carried at market value:
Investments in Securities	Level 1	Level 2	Level 3(1)	Total
U.S. Treasury Obligations	$—	$75,186,774	$—	$75,186,774
Corporate Obligations	—	39,447,872	—	39,447,872
U.S. Government Agency Mortgage-Backed Obligations	—	28,283,870	—	28,283,870
Mortgage-Backed Securities	—	15,547,817	243,518	15,791,335
Municipal Bonds	—	4,380,801	—	4,380,801
Asset-Backed Securities	—	1,806,574	—	1,806,574

Total Investments in Securities	$—	$164,653,708	$243,518	$164,897,226

(1)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND
APRIL 30, 2023 (Unaudited)

SECTOR WEIGHTINGS†

	Long	Short	Net

Health Care	18.2%	(2.6)%	15.6%
Financials	12.8	0.0	12.8
Information Technology	11.8	(5.0)	6.8
Materials	6.1	0.0	6.1
Communication Services	3.7	(0.4)	3.3
Consumer Discretionary	4.1	(0.9)	3.2
Energy	2.4	0.0	2.4
Consumer Staples	1.4	(0.2)	1.2
Industrials	1.1	(0.1)	1.0
Utilities	0.0	(1.8)	(1.8)
Exchange Traded Funds	0.0	(24.1)	(24.1)
Purchased Options	0.0	0.0	0.0

Total Investments			26.5

Other Assets and Liabilities, Net			73.5

			100.0%

† As a percentage of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS COMMON STOCK — 61.6%

	Shares	Value
COMMUNICATION SERVICES — 3.7%
Alphabet, Cl A *	7,118	$764,046
Fox	6,935	230,658
Interpublic Group of Companies (A)	6,290	224,742
Meta Platforms, Cl A *	651	156,448
Omnicom Group (A)	15,465	1,400,665

		2,776,559

CONSUMER DISCRETIONARY — 4.1%
Best Buy	10,265	764,948
Booking Holdings *	217	582,929
BorgWarner	13,481	648,841
Expedia Group *	5,870	551,545
NVR *	44	256,960
Tapestry	2,271	92,679
Whirlpool	1,300	181,467

		3,079,369

CONSUMER STAPLES — 1.4%
Archer-Daniels-Midland	13,894	1,084,844

ENERGY — 2.4%
ConocoPhillips (A)	3,946	406,004
HF Sinclair	8,167	360,246
Marathon Oil	19,773	477,715
Noble PLC *	6,446	247,849
Valero Energy	2,531	290,230

		1,782,044

FINANCIALS — 12.8%
Allstate (A)	2,736	316,719
American Express	590	95,191
American Financial Group (A)	2,248	275,897
American International Group	1,630	86,455
Ameriprise Financial (A)	4,304	1,313,237
Berkshire Hathaway, Cl B *(A)	6,329	2,079,393
Discover Financial Services (A)	5,976	618,337
Goldman Sachs Group	912	313,217
JPMorgan Chase	10,632	1,469,768

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
LPL Financial Holdings	735	$153,497
Morgan Stanley (A)	11,820	1,063,445
Synchrony Financial (A)	30,280	893,563
Travelers (A)	5,448	986,851

		9,665,570

HEALTH CARE — 18.2%
AmerisourceBergen, Cl A	9,021	1,505,154
Biogen *	5,344	1,625,805
Dexcom *	12,756	1,547,813
Gilead Sciences (A)	22,345	1,836,982
Hologic *	18,134	1,559,705
IQVIA Holdings *	5,602	1,054,465
Medtronic	18,395	1,673,025
Neurocrine Biosciences *	14,668	1,482,055
United Therapeutics *(A)	6,469	1,488,711

		13,773,715

INDUSTRIALS — 1.1%
Owens Corning (A)	6,730	718,831
Textron	2,018	135,085

		853,916

INFORMATION TECHNOLOGY — 11.8%
Apple (A)	6,117	1,037,933
Broadcom (A)	1,426	893,389
Check Point Software Technologies *(A)	7,035	895,978
Cisco Systems (A)	24,977	1,180,163
FleetCor Technologies *	2,229	476,828
GoDaddy, Cl A *	4,465	337,911
Jabil	6,234	487,187
KLA (A)	956	369,532
Microsoft (A)	1,359	417,566
NetApp (A)	17,612	1,107,619
NXP Semiconductors	2,375	388,883
Qorvo *	1,440	132,595
Seagate Technology Holdings PLC (A)	13,733	807,088
VMware, Cl A *(A)	3,238	404,847

		8,937,519

MATERIALS — 6.1%
CF Industries Holdings (A)	2,121	151,821
Dow (A)	27,144	1,476,634
Freeport-McMoRan	4,026	152,626
LyondellBasell Industries, Cl A	1,501	142,010
Nucor	3,940	583,829
Reliance Steel & Aluminum	564	139,759
Sealed Air	10,291	493,865
Steel Dynamics (A)	12,198	1,267,982
Westlake	1,485	168,963

		4,577,489

Total Common Stock (Cost $45,646,651)		46,531,025

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND
APRIL 30, 2023 (Unaudited)

PURCHASED OPTION — 0.0%

Value
Total Purchased Options (Cost $181,829)	$21,307

Total Investments in Securities— 61.6% (Cost $45,828,480)	$46,552,332

SECURITIES SOLD SHORT COMMON STOCK — (11.0)%

	Shares	Value
COMMUNICATION SERVICES — (0.4)%
Trade Desk, Cl A *	(2,421)	$(155,767)
Walt Disney *	(1,251)	(128,227)

		(283,994)

CONSUMER DISCRETIONARY — (0.9)%
Chewy, Cl A *	(2,032)	(63,012)
Floor & Decor Holdings, Cl A *	(5,840)	(580,146)
Tesla *	(230)	(37,791)

		(680,949)

CONSUMER STAPLES — (0.2)%
Dollar Tree *	(838)	(128,809)

FINANCIALS — (0.0)%
NU Holdings, Cl A *	(4,843)	(24,990)

HEALTH CARE — (2.6)%
Agilon Health *	(9,399)	(228,114)
Catalent *	(13,215)	(662,336)
Penumbra *	(2,543)	(722,517)
ResMed	(1,526)	(367,705)

		(1,980,672)

INDUSTRIALS — (0.1)%
Plug Power *	(6,295)	(56,844)
Uber Technologies *	(467)	(14,500)

		(71,344)

INFORMATION TECHNOLOGY — (5.0)%
Advanced Micro Devices *	(461)	(41,200)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
Aspen Technology *	(2,526)	$(447,102)
Atlassian, Cl A *	(309)	(45,627)
Block, Cl A *	(2,780)	(168,996)
Cloudflare, Cl A *	(5,758)	(270,914)
Crowdstrike Holdings, Cl A *	(5,492)	(659,315)
Datadog, Cl A *	(3,504)	(236,099)
EPAM Systems *	(1,168)	(329,890)
MongoDB, Cl A *	(1,035)	(248,359)
Palantir Technologies, Cl A *	(15,760)	(122,140)
Snowflake, Cl A *	(2,280)	(337,622)
SolarEdge Technologies *	(700)	(199,941)
Tyler Technologies *	(738)	(279,724)
Unity Software *	(1,363)	(36,760)
Zscaler *	(3,849)	(346,795)

		(3,770,484)

UTILITIES — (1.8)%
Alliant Energy	(6,361)	(350,745)
CMS Energy	(1,805)	(112,379)
Constellation Energy	(6,177)	(478,100)
DTE Energy	(3,104)	(348,921)
Public Service Enterprise Group	(1,909)	(120,649)

		(1,410,794)

Total Common Stock (Proceeds $8,318,835)		(8,352,036)

EXCHANGE TRADED FUNDS — (24.1)%

ARK Fintech Innovation ETF	(79,492)	(1,401,444)
iShares Russell 1000 Value ETF	(77,427)	(11,972,537)
iShares Russell 3000 ETF	(20,299)	(4,830,350)

Total Exchange Traded Funds (Proceeds $18,493,619)		(18,204,331)

Total Securities Sold Short— (35.1)% (Proceeds $26,812,454)		$(26,556,367)

A list of the open option contracts held by the Fund at April 30, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTION — 0.0%
Put Options
Financial Select Sector SPDR® Fund	1,639	$54,366	29.00	06/16/23	$21,307

TOTAL PURCHASED OPTION (Cost $181,829)		$54,366			$21,307

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND
APRIL 30, 2023 (Unaudited)

Percentages are based on Net Assets of $75,554,875.

*	Non-income producing security.
(A)	This security or a partial position of this security has been committed as collateral for securities sold short.

See “Glossary” for abbreviations.

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$46,531,025	$—	$—	$46,531,025
Purchased Option	21,307	—	—	21,307

Total Investments in Securities	$46,552,332	$—	$—	$46,552,332

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(8,352,036)	$—	$—	$(8,352,036)
Exchange Traded Funds	(18,204,331)	—	—	(18,204,331)

Total Securities Sold Short	$(26,556,367)	$—	$—	$(26,556,367)

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
APRIL 30, 2023 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.7%

	Shares	Value
COMMUNICATION SERVICES — 5.3%
Alphabet, Cl A *	27,155	$2,914,818
Electronic Arts	14,166	1,803,048
Meta Platforms, Cl A *	12,728	3,058,793

		7,776,659

CONSUMER DISCRETIONARY — 5.9%
General Motors	53,187	1,757,299
Lennar, Cl A	22,978	2,592,148
TJX	27,242	2,147,214
Tractor Supply	9,359	2,231,186

		8,727,847

CONSUMER STAPLES — 11.9%
General Mills	36,228	3,210,888
Hershey	8,160	2,228,170
Molson Coors Beverage, Cl B	25,665	1,526,554
Mondelez International, Cl A	38,752	2,973,053
Monster Beverage *	39,078	2,188,368
PepsiCo	13,555	2,587,514
Procter & Gamble	17,285	2,703,028

		17,417,575

ENERGY — 9.4%
Canadian Natural Resources	47,238	2,880,101
ConocoPhillips	31,733	3,265,008
Exxon Mobil	44,076	5,215,954
Pioneer Natural Resources	10,964	2,385,218

		13,746,281

FINANCIALS — 22.5%
Allstate	18,565	2,149,084
American International Group	35,358	1,875,388
Ameriprise Financial	7,464	2,277,416
Berkshire Hathaway, Cl B *	21,175	6,957,046
Citizens Financial Group	47,338	1,464,638
First Horizon	101,165	1,775,446
Hartford Financial Services Group	39,890	2,831,791
JPMorgan Chase	13,017	1,799,470
Morgan Stanley	31,597	2,842,782

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Prudential Financial	21,069	$1,833,003
State Street	24,977	1,804,838
Toronto-Dominion Bank	25,456	1,543,397
Visa, Cl A	8,983	2,090,614
Wells Fargo	45,983	1,827,824

		33,072,737

HEALTH CARE — 9.2%
AmerisourceBergen, Cl A	12,512	2,087,627
Boston Scientific *	50,775	2,646,393
Neurocrine Biosciences *	7,287	736,278
Quest Diagnostics	17,915	2,486,781
Select Medical Holdings	68,519	2,089,830
STERIS PLC	10,248	1,932,260
Stryker	5,032	1,507,839

		13,487,008

INDUSTRIALS — 11.2%
AECOM	30,725	2,551,711
Copart *	30,506	2,411,499
CSX	71,581	2,193,242
Cummins	8,714	2,048,139
Emerson Electric	25,043	2,085,080
Quanta Services	17,413	2,953,941
United Rentals	6,104	2,204,216

		16,447,828

INFORMATION TECHNOLOGY — 5.1%
Cisco Systems	13,706	647,608
Dell Technologies, Cl C	40,357	1,755,126
Intel	29,381	912,574
Microsoft	7,181	2,206,434
Salesforce *	9,787	1,941,447

		7,463,189

MATERIALS — 3.8%
Mosaic	37,297	1,598,177
Sealed Air	43,361	2,080,894
Steel Dynamics	18,585	1,931,911

		5,610,982

REAL ESTATE — 4.4%
Host Hotels & Resorts ‡	116,640	1,886,069
Iron Mountain ‡	38,226	2,111,604
Lamar Advertising, Cl A ‡	23,054	2,436,347

		6,434,020

UTILITIES — 7.0%
Constellation Energy	16,123	1,247,920
Entergy	18,241	1,962,367
Exelon	48,383	2,053,375
FirstEnergy	39,148	1,558,090
Fortis	37,694	1,655,144
Vistra	78,474	1,872,390

		10,349,286

Total Common Stock (Cost $118,457,825)		140,533,412

Total Investments in Securities— 95.7% (Cost $118,457,825)		$140,533,412

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
APRIL 30, 2023 (Unaudited)

Percentages are based on Net Assets of $146,877,997.

*	Non-income producing security.
‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

As of April 30, 2023, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
APRIL 30, 2023 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.7%#

	Shares	Value

COMMUNICATION SERVICES — 8.3%
Alphabet, Cl A *	49,492	$5,312,471
Alphabet, Cl C *	32,639	3,532,193
Meta Platforms, Cl A *	6,587	1,582,988
Netflix *	1,458	481,038
T-Mobile US *	4,588	660,213

		11,568,903

CONSUMER DISCRETIONARY — 13.7%
AutoZone *	666	1,773,764
Darden Restaurants	9,177	1,394,262
Expedia Group *	8,440	793,022
Home Depot	4,232	1,271,885
Lowe’s	9,991	2,076,430
Lululemon Athletica *	2,960	1,124,593
Marriott International, Cl A	11,746	1,989,068
MercadoLibre *	296	378,137
NIKE, Cl B	11,323	1,434,851
Tesla *	13,769	2,262,384
TJX	23,758	1,872,606
Tractor Supply	6,513	1,552,699
Ulta Beauty *	2,294	1,264,980

		19,188,681

CONSUMER STAPLES — 7.3%
BJ’s Wholesale Club Holdings *	22,869	1,746,506
Coca-Cola	31,677	2,032,080
Darling Ingredients *	9,421	561,209
PepsiCo	17,442	3,329,503
Procter & Gamble	15,690	2,453,602

		10,122,900

ENERGY — 1.6%
Cheniere Energy	6,433	984,249
Pioneer Natural Resources	5,772	1,255,698

		2,239,947

FINANCIALS — 7.6%
American Express	9,325	1,504,495
Fiserv *	12,212	1,491,329

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Mastercard, Cl A	6,217	$2,362,647
Progressive	5,864	799,850
Visa, Cl A	18,651	4,340,647

		10,498,968

HEALTH CARE — 9.7%
AmerisourceBergen, Cl A	13,026	2,173,388
Boston Scientific *	29,531	1,539,156
Dexcom *	2,862	347,275
Edwards Lifesciences *	4,236	372,683
Exact Sciences *	10,039	643,199
Horizon Therapeutics PLC *	4,655	517,450
IDEXX Laboratories *	597	293,819
Intuitive Surgical *	3,756	1,131,382
IQVIA Holdings *	1,370	257,875
Neurocrine Biosciences *	7,390	746,686
Seagen *	5,618	1,123,600
STERIS PLC	6,449	1,215,959
Stryker	5,106	1,530,013
Zoetis, Cl A	9,460	1,662,879

		13,555,364

INDUSTRIALS — 6.2%
Caterpillar	6,930	1,516,284
Deere	3,449	1,303,791
Howmet Aerospace	24,442	1,082,536
KBR	18,799	1,066,468
Paycom Software *	3,922	1,138,831
Waste Management	11,185	1,857,269
WESCO International	4,619	665,136

		8,630,315

INFORMATION TECHNOLOGY — 39.6%
Accenture PLC, Cl A	6,883	1,929,236
Adobe *	4,086	1,542,710
Apple	107,883	18,305,587
Broadcom	3,088	1,934,632
Crowdstrike Holdings, Cl A *	4,589	550,910
Dynatrace *	26,512	1,120,927
HubSpot *	1,152	484,934
Keysight Technologies *	4,884	706,422
KLA	4,218	1,630,426
Microchip Technology	19,909	1,453,158
Microsoft	52,993	16,282,629
NVIDIA	14,210	3,943,133
ON Semiconductor *	21,685	1,560,453
Oracle	7,375	698,560
Palo Alto Networks *	4,185	763,595
ServiceNow *	3,777	1,735,229
Synopsys *	1,083	402,140

		55,044,681

MATERIALS — 1.2%
Albemarle	2,786	516,692
Linde	3,223	1,190,737

		1,707,429

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE — 1.5%
Iron Mountain ‡	36,858	$2,036,036

Total Common Stock (Cost $112,146,250)		134,593,224

Total Investments in Securities— 96.7% (Cost $112,146,250)		$134,593,224

Percentages are based on Net Assets of $139,119,430.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

As of April 30, 2023, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP FUND
APRIL 30, 2023 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.1%

	Shares	Value

COMMUNICATION SERVICES — 2.6%
Cars.com *	76,855	$1,504,052
IMAX *	22,694	475,439
Sciplay, Cl A *	71,893	1,227,933

		3,207,424

CONSUMER DISCRETIONARY — 8.8%
Adient PLC *	20,712	765,101
Bloomin’ Brands	70,842	1,754,756
Boot Barn Holdings *	21,100	1,529,117
Crocs *	8,506	1,051,937
Dana	48,490	717,167
Hibbett	11,019	598,662
KB Home	46,647	2,044,072
Lovesac *	14,265	375,027
Six Flags Entertainment *	27,060	656,746
Texas Roadhouse, Cl A	8,595	950,779
YETI Holdings *	10,737	423,575

		10,866,939

CONSUMER STAPLES — 6.1%
Edgewell Personal Care	52,881	2,309,313
Hostess Brands, Cl A *	42,498	1,094,749
MGP Ingredients	6,565	647,834
Primo Water	71,538	1,086,662
Sprouts Farmers Market *	67,376	2,335,252

		7,473,810

ENERGY — 6.9%
Chord Energy	16,164	2,300,622
Civitas Resources	21,288	1,469,936
Crescent Point Energy	114,608	848,099
Magnolia Oil & Gas, Cl A	104,021	2,196,924
Matador Resources	15,496	759,769
Permian Resources, Cl A	93,377	975,790

		8,551,140

COMMON STOCK — continued

	Shares	Value
FINANCIALS — 13.9%
American Equity Investment Life Holding	27,560	$1,062,162
Axis Capital Holdings	16,366	925,334
ConnectOne Bancorp	38,682	610,402
Enterprise Financial Services	22,380	956,969
Essent Group	20,066	852,203
Federated Hermes, Cl B	17,712	733,100
FirstCash Holdings	8,620	888,118
Hancock Whitney	26,825	979,649
Kinsale Capital Group	980	320,176
Merchants Bancorp	25,366	588,480
Metropolitan Bank Holding *	12,611	404,687
OceanFirst Financial	50,454	807,264
OFG Bancorp	45,316	1,158,730
Old Second Bancorp	75,633	929,529
Piper Sandler	7,513	1,017,561
Popular	15,003	900,330
QCR Holdings	24,887	1,030,322
Stifel Financial	17,608	1,055,952
Washington Federal	33,109	928,376
Wintrust Financial	13,563	927,302

		17,076,646

HEALTH CARE — 15.5%
Apellis Pharmaceuticals *	10,739	895,955
Castle Biosciences *	10,563	239,041
CONMED	7,550	948,054
Fate Therapeutics *	11,824	71,772
Guardant Health *	6,189	139,624
Haemonetics *	4,189	350,661
Halozyme Therapeutics *	36,385	1,169,050
Inari Medical *	8,442	560,718
Inmode *	33,124	1,234,200
Insmed *	40,720	794,040
Inspire Medical Systems *	1,347	360,498
Integer Holdings *	11,107	914,661
Intra-Cellular Therapies *	9,789	608,386
Karuna Therapeutics *	1,518	301,232
Lantheus Holdings *	7,192	614,556
Madrigal Pharmaceuticals *	538	167,856
Merit Medical Systems *	16,881	1,372,256
Mirum Pharmaceuticals *	15,333	411,691
NextGen Healthcare *	63,535	1,063,576
NuVasive *	33,325	1,434,308
PTC Therapeutics *	11,729	646,737
Shockwave Medical *	4,623	1,341,410
UFP Technologies *	5,163	711,668
Varex Imaging *	72,600	1,287,924
Vericel *	48,563	1,530,220

		19,170,094

INDUSTRIALS — 16.1%
Allied Motion Technologies	18,583	639,627
Aris Water Solutions, Cl A	74,735	543,323
ASGN *	10,359	741,601
Atkore *	7,566	955,813
Casella Waste Systems, Cl A *	11,878	1,057,142

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Comfort Systems USA	8,556	$1,279,036
CSW Industrials	4,949	666,482
EMCOR Group	3,838	656,298
Great Lakes Dredge & Dock *	69,370	397,490
H&E Equipment Services	26,264	958,636
Helios Technologies	12,624	759,207
Herc Holdings	5,016	501,700
KBR	10,758	610,301
Maxar Technologies	18,178	958,344
McGrath RentCorp	12,100	1,075,448
MYR Group *	17,344	2,219,859
Shyft Group	31,844	798,648
SP Plus *	26,651	910,665
Sterling Infrastructure *	30,397	1,122,257
SunPower, Cl A *	40,277	532,462
Triton International	21,832	1,804,852
WESCO International	4,327	623,088

		19,812,279

INFORMATION TECHNOLOGY — 10.4%
Belden	21,587	1,702,998
Box, Cl A *	15,286	404,467
DigitalOcean Holdings *	16,414	517,698
Fabrinet *	6,495	616,700
Five9 *	5,282	342,485
FormFactor *	28,412	775,932
Instructure Holdings *	65,096	1,726,997
MACOM Technology Solutions Holdings *	12,296	717,349
Mitek Systems *	57,402	517,766
Perficient *	18,670	1,212,056
Rapid7 *	11,341	551,286
Silicon Laboratories *	6,207	864,635
Sprout Social, Cl A *	11,315	557,377
SPS Commerce *	5,909	870,396
Viavi Solutions *	68,494	613,706
Workiva, Cl A *	8,684	811,259

		12,803,107

MATERIALS — 4.8%
ATI *	43,073	1,663,479
Greif, Cl A	18,178	1,141,397
Ingevity *	3,550	254,677
Livent *	29,529	645,209
Summit Materials, Cl A *	62,216	1,705,340
Tronox Holdings PLC, Cl A	36,869	504,737

		5,914,839

REAL ESTATE — 7.7%
Apple Hospitality ‡	72,164	1,074,522
Armada Hoffler Properties ‡	80,682	945,593
Corporate Office Properties Trust ‡	45,316	1,037,283
National Storage Affiliates Trust ‡	23,718	914,329
Plymouth Industrial ‡	44,446	899,587
Ryman Hospitality Properties ‡	9,490	850,873
STAG Industrial ‡	37,697	1,276,797
Tanger Factory Outlet Centers ‡	86,739	1,700,952

COMMON STOCK — continued

	Shares	Value
REAL ESTATE— continued
UMH Properties ‡	48,348	$734,890

		9,434,826

UTILITIES — 2.3%
Clearway Energy, Cl C	62,259	1,890,806
Southwest Gas Holdings	17,573	984,088

		2,874,894

Total Common Stock (Cost $110,385,133)		117,185,998

Total Investments in Securities— 95.1% (Cost $110,385,133)		$117,185,998

Percentages are based on Net Assets of $123,282,838.

*	Non-income producing security.
‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

As of April 30, 2023, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2023 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.9%

	Shares	Value

COMMUNICATION SERVICES — 9.0%
Activision Blizzard *	1,830	$142,209
Alphabet, Cl A *	14,913	1,600,761
Alphabet, Cl C *	13,419	1,452,204
Altice USA, Cl A *	405	1,418
AMC Entertainment Holdings, Cl A *	1,177	6,474
AMC Networks, Cl A *	54	955
Anterix *	36	1,137
AT&T	17,776	314,102
ATN International	21	760
Bandwidth, Cl A *	41	499
Boston Omaha, Cl A *	55	1,125
Bumble, Cl A *	159	2,895
Cable One	10	7,584
Cardlytics *	63	409
Cargurus, Cl A *	173	2,844
Cars.com *	121	2,368
Charter Communications, Cl A *	279	102,867
Cinemark Holdings *	213	3,595
Clear Channel Outdoor Holdings, Cl A *	917	1,165
Cogent Communications Holdings	84	5,799
Comcast, Cl A	10,916	451,595
Consolidated Communications
Holdings *	143	553
Daily Journal *	2	546
DHI Group *	82	301
DISH Network, Cl A *	569	4,273
EchoStar, Cl A *	65	1,110
Electronic Arts	650	82,732
Endeavor Group Holdings, Cl A *	408	10,518
Entravision Communications, Cl A	113	706
Eventbrite, Cl A *	150	1,091
EW Scripps, Cl A *	114	961

COMMON STOCK — continued

	Shares	Value

COMMUNICATION SERVICES— continued
Fox	751	$24,978
Frontier Communications Parent *	523	11,788
fuboTV *	327	373
Globalstar *	1,357	1,229
Gogo *	128	1,716
Gray Television	146	1,126
IAC *	178	9,215
IDT, Cl B *	33	1,096
iHeartMedia *	231	802
Integral Ad Science Holding *	63	991
Interpublic Group of Companies	972	34,730
Iridium Communications	284	18,025
John Wiley & Sons, Cl A	84	3,240
Liberty Broadband, Cl C *	305	25,858
Live Nation Entertainment *	355	24,062
Lumen Technologies *	2,342	5,551
Madison Square Garden Entertainment *	50	1,614
Madison Square Garden Sports *	30	6,015
Magnite *	225	2,115
Marcus	43	753
Match Group *	704	25,978
MediaAlpha, Cl A *	44	326
Meta Platforms, Cl A *	5,654	1,358,769
Netflix *	1,094	360,943
New York Times, Cl A	404	16,059
News	955	16,818
Nexstar Media Group, Cl A	93	16,131
Nextdoor Holdings *	204	430
NII Holdings *(A)	46	100
Omnicom Group	504	45,647
Ooma *	43	529
Pinterest, Cl A *	1,436	33,028
Playstudios *	157	688
PubMatic, Cl A *	75	1,025
QuinStreet *	95	1,055
Quotient Technology *	169	477
Radius Global Infrastructure, Cl A *	171	2,512
ROBLOX, Cl A *	1,027	36,561
Roku, Cl A *	300	16,863
Scholastic	56	2,154
Shenandoah Telecommunications	94	1,956
Shutterstock	47	3,149
Sinclair Broadcast Group, Cl A	83	1,651
Sirius XM Holdings	1,544	5,867
Skillz, Cl A *	514	320
Snap, Cl A *	2,582	22,489
Sphere Entertainment *	50	1,407
Stagwell, Cl A *	200	1,244
Take-Two Interactive Software *	384	47,674
TechTarget *	52	1,773
TEGNA	505	8,636
Telephone and Data Systems	195	1,950
Thryv Holdings *	63	1,415
T-Mobile US *	1,387	199,589

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

COMMUNICATION SERVICES— continued
Trade Desk, Cl A *	1,098	$70,645
TripAdvisor *	192	3,404
United States Cellular *	29	616
Verizon Communications	10,488	407,249
Vimeo *	278	915
Walt Disney *	4,547	466,068
Warner Bros Discovery *	5,521	75,147
Warner Music Group, Cl A	264	8,044
WideOpenWest *	104	1,189
World Wrestling Entertainment, Cl A	97	10,395
Yelp, Cl A *	128	3,830
Ziff Davis *	105	7,680
ZipRecruiter, Cl A *	78	1,321
ZoomInfo Technologies, Cl A *	732	16,038

		7,688,587

CONSUMER DISCRETIONARY — 8.4%
2U *	144	798
Aaron’s	59	788
Abercrombie & Fitch, Cl A *	91	2,142
Academy Sports & Outdoors	179	11,370
Accel Entertainment, Cl A *	119	1,053
Acushnet Holdings	62	3,108
Adient PLC *	214	7,905
Adtalem Global Education *	87	3,530
Advance Auto Parts	149	18,704
Airbnb, Cl A *	953	114,046
Allbirds, Cl A *	182	228
American Axle & Manufacturing Holdings *	215	1,537
American Eagle Outfitters	336	4,499
American Public Education *	35	200
America’s Car-Mart *	11	884
Aramark	640	22,208
Arko	130	1,087
Asbury Automotive Group *	50	9,673
AutoNation *	83	10,931
AutoZone *	47	125,176
Bally’s *	74	1,273
Bath & Body Works	555	19,481
Beazer Homes USA *	57	1,215
Bed Bath & Beyond *	150	16
Best Buy	500	37,260
Big 5 Sporting Goods	41	323
Big Lots	52	468
Biglari Holdings, Cl B *	4	693
BJ’s Restaurants *	45	1,464
Bloomin’ Brands	167	4,137
Bluegreen Vacations Holding, Cl A	22	633
Booking Holdings *	98	263,258
Boot Barn Holdings *	58	4,203
BorgWarner	588	28,300
Bowlero *	182	2,663
Boyd Gaming	172	11,937

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY— continued
Bright Horizons Family Solutions *	130	$9,896
Brinker International *	84	3,353
Brunswick	182	15,432
Buckle	59	1,978
Burlington Stores *	163	31,428
Caesars Entertainment *	511	23,143
Caleres	68	1,550
Camping World Holdings, Cl A	74	1,657
Canoo *	305	230
Capri Holdings *	336	13,944
CarMax *	393	27,522
Carnival *	2,438	22,454
CarParts.com *	98	465
Carriage Services, Cl A	25	718
Carter’s	74	5,163
Carvana, Cl A *	187	1,298
Cavco Industries *	16	4,804
Century Communities	56	3,771
Cheesecake Factory	96	3,234
Chegg *	280	5,034
Chewy, Cl A *	212	6,574
Chico’s FAS *	236	1,189
Children’s Place *	24	711
Chipotle Mexican Grill, Cl A *	69	142,666
Choice Hotels International	83	10,584
Churchill Downs	83	24,280
Chuy’s Holdings *	37	1,291
Clarus	49	477
Columbia Sportswear	63	5,263
ContextLogic, Cl A *	31	224
Coursera *	169	2,102
Cracker Barrel Old Country Store	43	4,565
Cricut, Cl A *	75	685
Crocs *	148	18,303
Dana	279	4,126
Darden Restaurants	304	46,187
Dave & Buster’s Entertainment *	92	3,262
Deckers Outdoor *	65	31,157
Denny’s *	109	1,222
Designer Brands, Cl A	98	803
Destination XL Group *	114	500
Dick’s Sporting Goods	132	19,141
Dillard’s, Cl A	21	6,266
Dine Brands Global	29	1,883
Domino’s Pizza	88	27,937
DoorDash, Cl A *	632	38,672
Dorman Products *	51	4,394
DR Horton	775	85,111
DraftKings, Cl A *	948	20,780
Dream Finders Homes, Cl A *	41	625
Duolingo, Cl A *	50	6,808
Dutch Bros, Cl A *	68	2,118
eBay	1,369	63,563
Ethan Allen Interiors	45	1,257
Etsy *	312	31,521
European Wax Center, Cl A *	51	961

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Everi Holdings *	172	$2,614
EVgo *	133	797
Expedia Group *	377	35,423
Fisker *	319	2,054
Five Below *	135	26,644
Floor & Decor Holdings, Cl A *	255	25,332
Foot Locker	181	7,600
Ford Motor	9,847	116,982
Fox Factory Holding *	97	10,754
Franchise Group	54	1,580
Frontdoor *	159	4,350
Funko, Cl A *	60	592
GameStop, Cl A *	638	12,307
Gap	394	3,782
Garmin	385	37,795
General Motors	3,541	116,995
Genesco *	24	832
Gentex	586	16,168
Gentherm *	64	3,818
Genuine Parts	346	58,235
G-III Apparel Group *	81	1,272
Golden Entertainment *	38	1,602
Goodyear Tire & Rubber *	643	6,861
GoPro, Cl A *	248	1,061
Graham Holdings, Cl B	7	4,029
Grand Canyon Education *	71	8,428
Green Brick Partners *	85	3,168
Group 1 Automotive	30	6,734
Guess?	55	1,037
H&R Block	393	13,327
Hanesbrands *	678	3,553
Harley-Davidson	362	13,430
Hasbro	318	18,832
Haverty Furniture	26	784
Helen of Troy *	47	4,716
Hibbett	23	1,250
Hilton Grand Vacations *	192	8,218
Hilton Worldwide Holdings	674	97,069
Home Depot	2,551	766,678
Hyatt Hotels, Cl A *	123	14,059
Inspired Entertainment *	48	614
Installed Building Products	46	5,716
International Game Technology PLC	200	5,628
iRobot *	52	2,045
Jack in the Box	41	3,800
Johnson Outdoors, Cl A	16	928
KB Home	163	7,143
Kohl’s	253	5,574
Kontoor Brands	107	4,833
Krispy Kreme	127	1,953
Kura Sushi USA, Cl A *	8	551
Las Vegas Sands *	815	52,038
Laureate Education, Cl A *	207	2,565
La-Z-Boy	84	2,413
LCI Industries	48	5,422

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Lear	148	$18,894
Leggett & Platt	299	9,661
Lennar, Cl A	622	70,168
Leslie’s *	311	3,374
Levi Strauss, Cl A	180	2,603
LGI Homes *	40	4,752
Life Time Group Holdings *	89	1,850
Light & Wonder *	234	14,108
Lindblad Expeditions Holdings *	67	758
Liquidity Services *	53	693
Lithia Motors, Cl A	68	15,021
LKQ	682	39,372
LL Flooring Holdings *	56	184
Lordstown Motors, Cl A *	329	172
Lovesac *	26	684
Lowe’s	1,548	321,721
Lucid Group *	1,293	10,266
Luminar Technologies, Cl A *	419	2,522
M/I Homes *	53	3,585
Macy’s	616	10,065
Malibu Boats, Cl A *	39	2,213
MarineMax *	41	1,194
Marriott International, Cl A	693	117,353
Marriott Vacations Worldwide	83	11,168
MasterCraft Boat Holdings *	35	1,024
Mattel *	875	15,750
MDC Holdings	111	4,548
Meritage Homes	81	10,372
MGM Resorts International *	814	36,565
Mister Car Wash *	152	1,341
Modine Manufacturing *	97	2,028
Mohawk Industries *	120	12,708
Monarch Casino & Resort	27	1,873
Monro	61	2,982
Motorcar Parts of America *	36	175
Movado Group	30	769
Murphy USA	43	11,835
National Vision Holdings *	178	3,745
NIKE, Cl B	3,102	393,085
Noodles, Cl A *	69	341
Nordstrom	187	2,891
Norwegian Cruise Line Holdings *	1,041	13,897
NVR *	7	40,880
ODP *	93	4,019
Ollie’s Bargain Outlet Holdings * .	106	6,916
OneWater Marine, Cl A *	21	554
O’Reilly Automotive *	156	143,100
Overstock.com *	89	1,812
Oxford Industries	30	3,096
Papa John’s International	68	5,086
Patrick Industries	43	2,951
Peloton Interactive, Cl A *	657	5,834
Penn Entertainment *	355	10,575
Penske Automotive Group	58	8,038
Perdoceo Education *	128	1,661
Petco Health & Wellness, Cl A *	295	2,938

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
PetMed Express	39	$599
Planet Fitness, Cl A *	204	16,961
Playa Hotels & Resorts *	259	2,411
Polaris	136	14,776
Pool	95	33,375
Portillo’s, Cl A *	59	1,276
PulteGroup	573	38,477
PVH	155	13,301
QuantumScape, Cl A *	468	3,276
Qurate Retail *	669	533
Ralph Lauren, Cl A	95	10,905
Red Rock Resorts, Cl A	97	4,734
Revolve Group, Cl A *	80	1,652
RH *	47	11,991
Rivian Automotive, Cl A *	1,277	16,371
Ross Stores	844	90,080
Rover Group, Cl A *	161	729
Royal Caribbean Cruises *	548	35,856
Rush Street Interactive *	107	333
Ruth’s Hospitality Group	62	1,002
Sabre *	592	2,368
Sally Beauty Holdings *	207	2,946
SeaWorld Entertainment *	151	8,103
Service International	382	26,813
Shake Shack, Cl A *	73	4,001
Shoe Carnival	33	767
Signet Jewelers	100	7,358
Six Flags Entertainment *	160	3,883
Skechers USA, Cl A *	331	17,606
Skyline Champion *	110	8,159
Sleep Number *	41	925
Solid Power *	195	443
Sonder Holdings *	245	100
Sonic Automotive, Cl A	36	1,603
Sonos *	246	5,200
Sportsman’s Warehouse Holdings *	73	454
Standard Motor Products	37	1,332
Starbucks	2,789	318,755
Stellantis	4,868	80,955
Steven Madden	152	5,326
Stitch Fix, Cl A *	155	529
Stoneridge *	51	960
Strategic Education	47	4,136
Stride *	79	3,394
Sweetgreen, Cl A *	157	1,247
Tapestry	600	24,486
Target Hospitality *	53	668
Taylor Morrison Home, Cl A *	243	10,471
Tempur Sealy International	419	15,700
Tesla *	6,533	1,073,437
Texas Roadhouse, Cl A	165	18,252
Thor Industries	117	9,245
TJX	2,894	228,105
Toll Brothers	264	16,872
TopBuild *	80	18,038
Topgolf Callaway Brands *	316	7,006

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Tractor Supply	275	$65,560
Travel + Leisure	186	7,118
TravelCenters of America *	26	2,239
TRI Pointe Group *	195	5,593
Tupperware Brands *	80	100
Udemy *	104	945
Ulta Beauty *	126	69,480
Under Armour, Cl A *	369	3,273
Upbound Group, Cl A	104	2,773
Urban Outfitters *	102	2,760
Vacasa, Cl A *	155	123
Vail Resorts	100	24,052
VF	918	21,582
Victoria’s Secret *	165	5,117
Visteon *	64	8,985
Vizio Holding, Cl A *	123	1,054
Vuzix *	116	466
Warby Parker, Cl A *	161	1,695
Wayfair, Cl A *	139	4,841
Wendy’s	445	9,834
Whirlpool	132	18,426
Williams-Sonoma	164	19,851
Wingstop	73	14,608
Winmark	5	1,670
Winnebago Industries	60	3,488
Wolverine World Wide	150	2,511
Workhorse Group *	309	291
WW International *	134	1,119
Wyndham Hotels & Resorts	221	15,077
Wynn Resorts *	259	29,599
XPEL *	39	2,849
Xponential Fitness, Cl A *	31	1,025
YETI Holdings *	195	7,693
Yum! Brands	710	99,812
Zumiez *	31	542

		7,173,660

CONSUMER STAPLES — 5.5%
22nd Century Group *	411	292
Albertsons, Cl A	357	7,461
Altria Group	4,493	213,463
Andersons	62	2,771
Archer-Daniels-Midland	1,391	108,609
B&G Foods	138	2,214
Beauty Health *	199	2,281
BellRing Brands *	299	10,765
Benson Hill *	306	324
Beyond Meat *	113	1,530
BJ’s Wholesale Club Holdings *	334	25,508
Boston Beer, Cl A *	22	6,985
Brown-Forman, Cl B	757	49,273
Bunge	376	35,194
Calavo Growers	33	1,055
Cal-Maine Foods	73	3,467
Campbell Soup	494	26,824
Casey’s General Stores	93	21,280

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES— continued
Celsius Holdings *	90	$8,601
Central Garden & Pet, Cl A *	78	2,756
Chefs’ Warehouse *	66	2,195
Clorox	307	50,845
Coca-Cola	10,728	688,201
Coca-Cola Consolidated	9	5,305
Colgate-Palmolive	2,091	166,862
Conagra Brands	1,190	45,172
Constellation Brands, Cl A	389	89,264
Coty, Cl A *	650	7,716
Darling Ingredients *	396	23,590
Dollar General	562	124,461
Dollar Tree *	553	85,002
Duckhorn Portfolio *	83	1,253
Edgewell Personal Care	101	4,411
elf Beauty *	96	8,905
Energizer Holdings	131	4,379
Estee Lauder, Cl A	576	142,111
Flowers Foods	490	13,480
Fresh Del Monte Produce	74	2,125
Freshpet *	91	6,276
General Mills	1,477	130,907
Grocery Outlet Holding *	175	5,211
Hain Celestial Group *	173	3,102
Herbalife *	209	3,106
Hershey	366	99,940
Hormel Foods	719	29,076
Hostess Brands, Cl A *	303	7,805
Ingles Markets, Cl A	28	2,577
Ingredion	157	16,669
Inter Parfums	35	5,313
J&J Snack Foods	29	4,443
JM Smucker	259	39,992
John B Sanfilippo & Son	17	1,767
Kellogg	844	58,886
Keurig Dr Pepper	2,117	69,226
Kimberly-Clark	842	121,997
Kraft Heinz	2,759	108,346
Lamb Weston Holdings	345	38,574
Lancaster Colony	42	8,783
Lifecore Biomedical *	57	242
McCormick	625	54,906
Medifast	21	1,925
MGP Ingredients	26	2,566
Mission Produce *	83	945
Molson Coors Beverage, Cl B	482	28,669
Mondelez International, Cl A	3,418	262,229
Monster Beverage *	1,850	103,600
National Beverage *	46	2,286
Nu Skin Enterprises, Cl A	97	3,828
Olaplex Holdings *	243	899
PepsiCo	3,429	654,562
Performance Food Group *	377	23,634
Philip Morris International	3,866	386,484
Pilgrim’s Pride *	83	1,893
Post Holdings *	123	11,130

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES— continued
PriceSmart	49	$3,610
Reynolds Consumer Products	106	2,971
Seneca Foods, Cl A *	11	524
Simply Good Foods *	193	7,019
Sovos Brands *	66	1,132
SpartanNash	69	1,692
Spectrum Brands Holdings	78	5,187
Sprouts Farmers Market *	243	8,422
Sysco	1,261	96,769
Target	1,147	180,939
Tootsie Roll Industries	33	1,331
TreeHouse Foods *	109	5,804
Turning Point Brands	34	809
Tyson Foods, Cl A	704	43,993
United Natural Foods *	113	3,082
Universal	47	2,580
US Foods Holding *	539	20,698
USANA Health Sciences *	22	1,460
Utz Brands	127	2,402
Vector Group	257	3,274
Vita Coco *	47	1,018
Vital Farms *	49	631
WD-40	26	4,950
Weis Markets	29	2,392

		4,700,413

ENERGY — 5.6%
Aemetis *	58	129
Alto Ingredients *	139	182
Amplify Energy *	74	511
Antero Midstream	736	7,919
Antero Resources *	671	15,426
APA	812	29,922
Arch Resources	35	4,279
Archrock	265	2,727
Baker Hughes, Cl A	2,513	73,480
Berry	152	1,161
Bristow Group *	53	1,186
Cactus, Cl A	137	5,546
California Resources	131	5,305
Callon Petroleum *	97	3,215
Centrus Energy, Cl A *	23	674
ChampionX	481	13,025
Cheniere Energy	618	94,554
Chesapeake Energy	248	20,505
Chevron	4,886	823,682
Chord Energy	94	13,416
Civitas Resources	166	11,467
Clean Energy Fuels *	329	1,405
CNX Resources *	366	5,684
Comstock Resources	156	1,794
ConocoPhillips	3,175	326,676
CONSOL Energy	67	3,976
Core Laboratories	90	2,026
Coterra Energy	1,946	49,818
Crescent Energy, Cl A	74	855

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

ENERGY— continued
CVR Energy	197	$5,189
Delek US Holdings	136	2,958
Denbury *	109	10,178
Devon Energy	1,615	86,289
DHT Holdings	319	3,027
Diamond Offshore Drilling *	194	2,229
Diamondback Energy	420	59,724
DMC Global *	31	587
Dorian LPG *	66	1,467
Dril-Quip *	66	1,800
DT Midstream	221	10,889
Earthstone Energy, Cl A *	93	1,261
Enviva	71	1,527
EOG Resources	1,459	174,307
Equities	875	30,485
Equitrans Midstream	983	5,062
Evolution Petroleum	60	395
Excelerate Energy, Cl A	51	1,097
Expro Group Holdings *	190	3,779
Exxon Mobil	10,396	1,230,263
Gevo *	447	519
Green Plains *	109	3,725
Gulfport Energy *	38	3,437
Halliburton	2,257	73,917
Helix Energy Solutions Group *	279	2,023
Helmerich & Payne	233	7,726
Hess	698	101,252
Hess Midstream, Cl A	84	2,465
HF Sinclair	419	18,482
HighPeak Energy	20	395
International Seaways	76	3,026
Kinder Morgan	4,917	84,327
Kinetik Holdings, Cl A	30	924
Liberty Energy, Cl A	299	3,830
Magnolia Oil & Gas, Cl A	384	8,110
Marathon Oil	1,687	40,758
Marathon Petroleum	1,243	151,646
Matador Resources	260	12,748
Murphy Oil	369	13,546
Nabors Industries *	17	1,696
National Energy Services Reunited *	152	464
New Fortress Energy, Cl A	199	6,028
Newpark Resources *	160	640
NextDecade *	241	1,501
NexTier Oilfield Solutions *	368	2,973
Noble PLC *	297	11,420
Northern Oil and Gas	132	4,378
NOV	974	16,314
Occidental Petroleum	2,321	142,811
Oceaneering International *	192	3,404
Oil States International *	120	845
ONEOK	1,108	72,474
Ovintiv	633	22,839
Par Pacific Holdings *	115	2,694
Patterson-UTI Energy	485	5,427

COMMON STOCK — continued

	Shares	Value

ENERGY— continued
PBF Energy, Cl A	249	$8,680
PDC Energy	237	15,417
Peabody Energy	326	7,831
Permian Resources, Cl A	404	4,222
Phillips 66	1,198	118,602
Pioneer Natural Resources	577	125,526
Plains GP Holdings, Cl A	371	4,971
ProPetro Holding *	160	1,110
Range Resources	640	16,928
Ranger Oil, Cl A	41	1,689
REX American Resources *	30	849
Ring Energy *	153	277
RPC	179	1,323
SandRidge Energy *	71	1,006
Schlumberger	3,525	173,959
Select Energy Services, Cl A	150	1,114
SilverBow Resources *	14	334
Sitio Royalties, Cl A	139	3,522
SM Energy	274	7,694
Solaris Oilfield Infrastructure, Cl A	55	422
Southwestern Energy *	2,248	11,667
Talos Energy *	134	1,826
Targa Resources	555	41,919
Tellurian *	997	1,416
TETRA Technologies *	223	636
Texas Pacific Land	19	28,075
Tidewater *	85	3,828
Transocean *	1,282	7,564
US Silica Holdings *	141	1,840
VAALCO Energy	204	873
Valaris *	158	9,480
Valero Energy	979	112,262
Vertex Energy *	117	924
Viper Energy Partners	120	3,533
Vital Energy *	31	1,442
Vitesse Energy	49	897
W&T Offshore *	184	804
Weatherford International *	160	10,341
Williams	3,034	91,809
World Fuel Services	117	2,766

		4,811,200

FINANCIALS — 15.3%
1st Source	35	1,459
ACNB	16	485
AFC Gamma ‡	31	376
Affiliated Managers Group	94	13,572
Affirm Holdings, Cl A *	387	3,816
AGNC Investment ‡	1,295	12,833
Alerus Financial	26	374
Allstate	670	77,559
Ally Financial	766	20,207
Amalgamated Financial	33	537
A-Mark Precious Metals	36	1,289
Ambac Financial Group *	86	1,372

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Amerant Bancorp, Cl A	45	$837
American Equity Investment Life Holding	197	7,592
American Express	1,871	301,867
American Financial Group	198	24,301
American International Group	1,895	100,511
American National Bankshares	20	578
Ameriprise Financial	270	82,382
Ameris Bancorp	149	4,991
AMERISAFE	37	2,059
Annaly Capital Management ‡	1,166	23,297
Apollo Commercial Real Estate Finance ‡	273	2,763
Apollo Global Management	1,066	67,593
Arbor Realty Trust ‡	322	3,693
Arch Capital Group *	890	66,812
Ares Commercial Real Estate ‡	101	870
Ares Management, Cl A	339	29,693
Argo Group International Holdings *	65	1,912
ARMOUR Residential ‡	257	1,311
Arrow Financial	32	687
Arthur J Gallagher	518	107,775
Artisan Partners Asset Management, Cl A	128	4,438
AssetMark Financial Holdings *	41	1,258
Associated Banc-Corp	337	6,009
Assurant	131	16,130
Assured Guaranty	134	7,219
Atlantic Union Bankshares	145	4,150
Avantax *	90	2,283
AvidXchange Holdings *	248	1,843
Axis Capital Holdings	178	10,064
Axos Financial *	105	4,270
B. Riley Financial	29	913
Banc of California	108	1,226
BancFirst	35	2,796
Bancorp *	98	3,127
Bank First	16	1,094
Bank of America	20,015	586,039
Bank of Hawaii	90	4,359
Bank of Marin Bancorp	28	494
Bank of New York Mellon	2,014	85,776
Bank OZK	278	9,930
BankUnited	152	3,428
Banner	66	3,295
Bar Harbor Bankshares	29	719
BCB Bancorp	29	342
Berkshire Hathaway, Cl B *	4,567	1,500,488
BGC Partners, Cl A	574	2,600
BlackRock, Cl A	373	250,358
Blackstone, Cl A	1,757	156,953
Blackstone Mortgage Trust, Cl A ‡	370	6,749
Blue Foundry Bancorp *	50	481
Blue Owl Capital, Cl A	914	10,292
BOK Financial	66	5,535

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Bread Financial Holdings	97	$2,677
Bridgewater Bancshares *	39	388
Brighthouse Financial *	163	7,205
Brightsphere Investment Group	81	1,829
BrightSpire Capital, Cl A ‡	180	1,026
Broadmark Realty Capital ‡	249	1,223
Brookline Bancorp	181	1,722
Brown & Brown	588	37,861
BRP Group, Cl A *	116	2,922
Burford Capital	327	4,356
Business First Bancshares	41	632
Byline Bancorp	45	871
Cadence Bank	420	8,492
Cambridge Bancorp	13	671
Camden National	28	895
Cannae Holdings *	146	2,663
Capital City Bank Group	25	761
Capital One Financial	946	92,046
Capitol Federal Financial	256	1,587
Capstar Financial Holdings	36	482
Carlyle Group	473	14,346
Carter Bankshares *	47	604
Cass Information Systems	24	878
Cathay General Bancorp	160	5,099
Cboe Global Markets	264	36,881
Central Pacific Financial	52	826
Charles Schwab	4,237	221,341
Chicago Atlantic Real Estate Finance ‡	23	326
Chimera Investment ‡	446	2,533
Chubb	1,037	209,018
Cincinnati Financial	390	41,512
Citigroup	4,840	227,819
Citizens & Northern	29	554
City Holding	28	2,553
Civista Bancshares	29	460
Claros Mortgage Trust ‡	254	3,038
CME Group, Cl A	893	165,893
CNA Financial	51	1,984
CNB Financial	40	750
Coastal Financial *	20	725
Cohen & Steers	49	2,943
Coinbase Global, Cl A *	380	20,440
Colony Bankcorp	32	316
Columbia Banking System	153	3,268
Columbia Financial *	64	1,074
Comerica	325	14,095
Commerce Bancshares	303	16,923
Community Bank System	121	6,045
Community Trust Bancorp	34	1,224
Compass Diversified Holdings	122	2,325
ConnectOne Bancorp	71	1,120
Credit Acceptance *	17	8,321
CrossFirst Bankshares *	90	903
Cullen	149	16,427
Customers Bancorp *	58	1,267

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Diamond Hill Investment Group	6	$973
Dime Community Bancshares	70	1,442
Discover Financial Services	680	70,360
Donnelley Financial Solutions *	55	2,379
Dynex Capital ‡	86	1,020
Eagle Bancorp	62	1,556
East West Bancorp	349	18,040
Eastern Bankshares	316	3,681
Ellington Financial ‡	110	1,405
Employers Holdings	51	2,019
Enact Holdings	371	8,956
Encore Capital Group *	45	2,312
Enova International *	60	2,635
Enstar Group *	25	6,015
Enterprise Bancorp	18	519
Enterprise Financial Services	69	2,950
Equitable Holdings	933	24,249
Equity Bancshares, Cl A	27	636
Erie Indemnity, Cl A	63	13,692
Esquire Financial Holdings	13	503
Essent Group	238	10,108
Euronet Worldwide *	117	12,957
Evercore, Cl A	80	9,126
Everest Re Group	72	27,216
EZCORP, Cl A *	102	878
F&G Annuities & Life	35	636
FactSet Research Systems	94	38,699
Farmers & Merchants Bancorp	24	547
Farmers National Banc	61	713
FB Financial	69	2,031
Federal Agricultural Mortgage, Cl C	18	2,399
Federated Hermes, Cl B	192	7,947
Fidelity National Financial	649	23,033
Fidelity National Information Services	1,506	88,432
Fifth Third Bancorp	1,705	44,671
Financial Institutions	29	507
First American Financial	248	14,287
First Bancorp	19	469
First Bancorp	69	2,124
First Bancshares	45	1,129
First Bank	35	340
First Busey	100	1,818
First Business Financial Services	16	459
First Citizens BancShares, Cl A	30	29,893
First Commonwealth Financial	181	2,259
First Financial	22	760
First Financial Bancorp	182	3,767
First Financial Bankshares	294	8,602
First Foundation	99	623
First Hawaiian	290	5,542
First Horizon	1,320	23,166
First Internet Bancorp	17	250
First Interstate BancSystem, Cl A	198	5,055
First Merchants	115	3,356

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
First Mid Bancshares	33	$870
First of Long Island	43	503
First Republic Bank *	410	1,439
FirstCash Holdings	86	8,861
Fiserv *	1,509	184,279
Five Star Bancorp	18	383
Flushing Financial	56	674
Flywire *	156	4,551
FNB	787	9,035
Focus Financial Partners, Cl A *	113	5,869
Franklin BSP Realty Trust ‡	164	2,071
Franklin Resources	704	18,923
Fulton Financial	325	3,877
FVCBankcorp *	27	259
GCM Grosvenor	81	654
Genworth Financial, Cl A *	976	5,671
German American Bancorp	55	1,599
Glacier Bancorp	251	8,341
Global Payments	685	77,206
Goldman Sachs Group	854	293,298
Goosehead Insurance, Cl A *	40	2,300
Granite Point Mortgage Trust ‡	101	451
Great Southern Bancorp	18	916
Green Dot, Cl A *	102	1,753
Guaranty Bancshares	18	434
Hamilton Lane, Cl A	68	5,010
Hancock Whitney	193	7,048
Hanmi Financial	59	953
Hannon Armstrong Sustainable Infrastructure Capital ‡	168	4,768
Hanover Insurance Group	80	9,565
HarborOne Bancorp	87	935
Hartford Financial Services Group	804	57,076
HCI Group	14	709
Heartland Financial USA	77	2,507
Heritage Commerce	114	969
Heritage Financial	68	1,197
Hilltop Holdings	89	2,761
Hingham Institution For Savings The	3	584
Home Bancorp	14	439
Home BancShares	435	9,470
HomeStreet	35	342
HomeTrust Bancshares	28	584
Hope Bancorp	222	2,020
Horace Mann Educators	80	2,502
Houlihan Lokey, Cl A	113	10,326
Huntington Bancshares	3,559	39,861
I3 Verticals, Cl A *	43	1,000
Independent Bank	104	5,820
Independent Bank Group	69	2,510
Independent Bank/MI	40	713
Interactive Brokers Group, Cl A	244	18,995
Intercontinental Exchange	1,376	149,888
International Bancshares	102	4,352
International Money Express *	66	1,701

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Invesco	1,116	$19,117
Invesco Mortgage Capital ‡	70	741
Jack Henry & Associates	180	29,401
Jackson Financial, Cl A	125	4,501
James River Group Holdings	71	1,382
Jefferies Financial Group	454	14,542
John Marshall Bancorp	26	474
JPMorgan Chase	7,248	1,001,963
Kearny Financial	118	919
Kemper	138	6,714
KeyCorp	2,320	26,123
Kinsale Capital Group	53	17,316
KKR Real Estate Finance Trust ‡	132	1,418
Ladder Capital, Cl A ‡	221	2,066
Lakeland Bancorp	120	1,721
Lakeland Financial	48	2,432
Lazard, Cl A	248	7,762
Lemonade *	92	997
LendingClub *	193	1,386
LendingTree *	21	500
Lincoln National	351	7,627
Live Oak Bancshares	64	1,508
Loews	502	28,900
LPL Financial Holdings	197	41,141
Luther Burbank *	49	443
M&T Bank	438	55,057
Macatawa Bank	54	505
Markel *	32	43,793
MarketAxess Holdings	92	29,290
Marqeta, Cl A *	772	3,127
Marsh & McLennan	1,243	223,976
Mastercard, Cl A	2,134	810,984
MBIA *	94	946
Mercantile Bank	29	814
Merchants Bancorp	31	708
Mercury General	52	1,581
Metrocity Bankshares	36	589
MFA Financial ‡	177	1,895
MGIC Investment	685	10,186
Mid Penn Bancorp	27	611
Midland States Bancorp	41	820
MidWestOne Financial Group	28	580
Moelis, Cl A	124	4,697
MoneyGram International *	171	1,737
Moody’s	457	143,096
Morgan Stanley	3,332	299,780
Morningstar	58	10,342
Mr Cooper Group *	130	6,019
MSCI, Cl A	195	94,078
MVB Financial	22	401
Nasdaq	851	47,120
National Bank Holdings, Cl A	64	2,035
National Western Life Group, Cl A	4	1,020
Navient	269	4,449
NBT Bancorp	82	2,644
Nelnet, Cl A	26	2,504

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
NerdWallet, Cl A *	55	$746
New York Community Bancorp	1,649	17,623
New York Mortgage Trust ‡	183	1,884
Nicolet Bankshares *	23	1,318
NMI Holdings, Cl A *	163	3,814
Northeast Bank	14	516
Northern Trust	510	39,862
Northfield Bancorp	84	875
Northrim BanCorp	11	380
Northwest Bancshares	235	2,747
OceanFirst Financial	113	1,808
Old National Bancorp	663	8,888
Old Republic International	713	18,018
Old Second Bancorp	81	995
OneMain Holdings, Cl A	281	10,782
Open Lending, Cl A *	205	1,441
Oppenheimer Holdings, Cl A	14	523
Orchid Island Capital, Cl A ‡	66	706
Origin Bancorp	42	1,236
Orrstown Financial Services	20	383
Pacific Premier Bancorp	209	4,648
PacWest Bancorp	229	2,324
Palomar Holdings *	48	2,412
Park National	31	3,358
Pathward Financial	56	2,494
Payoneer Global *	415	2,266
PayPal Holdings *	2,867	217,892
Paysafe *	64	919
PCB Bancorp	24	332
Peapack-Gladstone Financial	32	850
PennyMac Financial Services	91	5,687
PennyMac Mortgage Investment Trust ‡	176	2,188
Peoples Bancorp	54	1,407
Peoples Financial Services	14	565
Perella Weinberg Partners, Cl A	73	577
Pinnacle Financial Partners	171	9,273
Piper Sandler	33	4,470
PJT Partners	44	3,026
PNC Financial Services Group	1,006	131,031
PRA Group *	74	2,684
Premier Financial	69	1,146
Primerica	93	16,973
Primis Financial	41	363
Principal Financial Group	619	46,233
ProAssurance	104	1,868
PROG Holdings *	97	2,932
Progressive	1,456	198,598
Prosperity Bancshares	218	13,651
Provident Financial Services	135	2,360
Prudential Financial	928	80,736
QCR Holdings	32	1,325
Radian Group	314	7,621
Raymond James Financial	485	43,930
RBB Bancorp	31	386
Ready Capital ‡	222	2,382

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Red River Bancshares	9	$414
Redwood Trust ‡	220	1,382
Regional Management	17	455
Regions Financial	2,329	42,528
Reinsurance Group of America, Cl A	167	23,767
Remitly Global *	168	2,822
Renasant	107	3,009
Repay Holdings, Cl A *	152	953
Republic Bancorp, Cl A	16	629
Rithm Capital ‡	1,059	8,641
RLI	101	14,044
Robinhood Markets, Cl A *	959	8,487
Rocket, Cl A *	201	1,791
Roivant Sciences, Cl A *	670	5,728
Ryan Specialty Holdings, Cl A *	191	7,804
S&P Global	832	301,685
S&T Bancorp	75	2,065
Safety Insurance Group	28	2,047
Sandy Spring Bancorp	85	1,911
Seacoast Banking Corp of Florida	140	3,113
SEI Investments	277	16,318
Selective Insurance Group	148	14,257
ServisFirst Bancshares	114	5,757
Shift4 Payments, Cl A *	98	6,641
Shore Bancshares	36	478
Sierra Bancorp	27	443
Signature Bank NY *	144	13
Silvergate Capital, Cl A *	60	81
Simmons First National, Cl A	253	4,228
SLM	567	8,516
SmartFinancial	28	603
SoFi Technologies *	1,619	10,086
South Plains Financial	20	411
Southern First Bancshares *	15	414
Southern Missouri Bancorp	15	544
Southside Bancshares	60	1,904
SouthState	186	12,855
Starwood Property Trust ‡	663	11,861
State Street	913	65,973
Stellar Bancorp	77	1,772
StepStone Group, Cl A	95	2,093
Stewart Information Services	52	2,166
Stifel Financial	256	15,352
Stock Yards Bancorp	55	2,673
StoneX Group *	34	3,334
Summit Financial Group	20	389
SVB Financial Group *	134	66
SWK Holdings *	24	421
Synchrony Financial	1,196	35,294
Synovus Financial	329	10,133
T Rowe Price Group	556	62,455
Texas Capital Bancshares *	97	4,874
TFS Financial	101	1,216
Tiptree	42	578
Toast, Cl A *	603	10,975

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Tompkins Financial	25	$1,465
Towne Bank	132	3,127
TPG, Cl A	120	3,476
TPG RE Finance Trust ‡	120	856
Tradeweb Markets, Cl A	266	18,729
Travelers	583	105,605
TriCo Bancshares	60	2,149
Triumph Financial *	45	2,338
Truist Financial	3,304	107,644
Trupanion *	65	2,282
TrustCo Bank NY	36	1,074
Trustmark	110	2,628
Two Harbors Investment ‡	168	2,337
UMB Financial	103	6,552
United Bankshares	300	9,939
United Community Banks	242	6,018
United Fire Group	48	1,291
Universal Insurance Holdings	54	833
Univest Financial	56	1,127
Upstart Holdings *	135	1,876
US Bancorp	3,705	127,007
UWM Holdings	162	972
Valley National Bancorp	973	9,127
Veritex Holdings	103	1,773
Victory Capital Holdings, Cl A	52	1,588
Virtu Financial, Cl A	199	3,990
Virtus Investment Partners	13	2,369
Visa, Cl A	4,073	947,909
Voya Financial	242	18,508
Walker & Dunlop	60	4,039
Washington Federal	126	3,533
Washington Trust Bancorp	33	928
Waterstone Financial	39	540
Webster Financial	439	16,370
Wells Fargo	9,524	378,579
WesBanco	114	3,035
West Bancorporation	29	500
Westamerica Bancorporation	53	2,147
Western Alliance Bancorp	241	8,946
Western Union	874	9,553
WEX *	108	19,154
White Mountains Insurance Group	7	10,025
Willis Towers Watson PLC	268	62,069
Wintrust Financial	136	9,298
WisdomTree	216	1,348
World Acceptance *	10	1,009
WR Berkley	524	30,845
WSFS Financial	124	4,375
Zions Bancorp	338	9,417

		13,060,842

HEALTH CARE — 5.9%
23andMe Holding, Cl A *	434	855
2seventy bio *	69	656
89bio *	69	1,103

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
Acadia Healthcare *	222	$16,048
ACADIA Pharmaceuticals *	313	6,676
Accolade *	126	1,705
Aclaris Therapeutics *	101	898
AdaptHealth, Cl A *	134	1,592
Adaptive Biotechnologies *	274	1,956
Addus HomeCare *	31	2,534
Adicet Bio *	52	304
ADMA Biologics *	368	1,233
Agenus *	498	752
Agiliti *	65	1,087
Agilon Health *	518	12,572
Agios Pharmaceuticals *	103	2,356
Akero Therapeutics *	66	2,953
Aldeyra Therapeutics *	110	1,048
Alector *	119	785
Align Technology *	182	59,205
Alignment Healthcare *	182	1,145
Alkermes PLC *	370	10,563
Allogene Therapeutics *	154	836
Allovir *	59	203
Alnylam Pharmaceuticals *	297	59,162
Alphatec Holdings *	127	1,834
Altimmune *	95	480
ALX Oncology Holdings *	36	214
Amedisys *	62	4,979
American Well, Cl A *	399	874
Amgen	1,334	319,813
Amicus Therapeutics *	620	7,155
AMN Healthcare Services *	98	8,462
Amylyx Pharmaceuticals *	70	1,988
AnaptysBio *	51	1,062
Anavex Life Sciences *	148	1,205
AngioDynamics *	74	616
ANI Pharmaceuticals *	25	943
Apellis Pharmaceuticals *	227	18,939
Apollo Medical Holdings *	75	2,662
Arcellx *	42	1,793
Arcturus Therapeutics Holdings *	45	1,198
Arcus Biosciences *	87	1,553
Arcutis Biotherapeutics *	82	1,135
Arrowhead Pharmaceuticals *	233	8,251
Artivion *	76	1,054
Arvinas *	90	2,359
Atara Biotherapeutics *	178	482
Atea Pharmaceuticals *	144	471
AtriCure *	88	3,871
Atrion	3	1,846
Aura Biosciences *	35	316
Avanos Medical *	90	2,659
Avidity Biosciences *	92	1,141
Axonics *	110	6,321
Axsome Therapeutics *	63	4,506
Azenta *	169	7,350
Beam Therapeutics *	108	3,317
BioCryst Pharmaceuticals *	359	2,732

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
BioMarin Pharmaceutical *	455	$43,698
Bionano Genomics *	558	384
Bluebird Bio *	148	644
Blueprint Medicines *	113	5,769
Boston Scientific *	3,548	184,922
Bridgebio Pharma *	206	2,991
Bristol-Myers Squibb	5,323	355,417
Brookdale Senior Living *	357	1,532
Bruker	249	19,703
Butterfly Network *	290	626
C4 Therapeutics *	75	227
Cano Health *	303	351
Cara Therapeutics *	82	344
CareDx *	102	825
CareMax *	136	343
Caribou Biosciences *	99	426
Cassava Sciences *	74	1,718
Castle Biosciences *	48	1,086
Catalent *	433	21,702
Catalyst Pharmaceuticals *	189	3,009
Celldex Therapeutics *	88	2,767
Cerevel Therapeutics Holdings *	131	3,804
Certara *	198	4,786
Cerus *	336	776
Chemed	38	20,948
Chinook Therapeutics *	89	1,781
Codexis *	124	486
Cogent Biosciences *	107	1,151
Coherus Biosciences *	143	1,034
Collegium Pharmaceutical *	64	1,489
Computer Programs and Systems *	28	725
CONMED	59	7,409
CorVel *	18	3,637
Crinetics Pharmaceuticals *	85	1,661
Cross Country Healthcare *	71	1,561
CryoPort *	93	1,957
CTI BioPharma *	203	987
Cue Health *	169	133
Cullinan Oncology *	56	545
Cutera *	37	844
Cymabay Therapeutics *	157	1,689
Cytokinetics *	201	7,517
DaVita *	225	20,331
Day One Biopharmaceuticals *	69	856
Deciphera Pharmaceuticals *	92	1,307
Definitive Healthcare, Cl A *	61	653
Denali Therapeutics *	234	5,813
DENTSPLY SIRONA	536	22,474
Design Therapeutics *	61	393
Dexcom *	969	117,578
DICE Therapeutics *	69	2,243
DocGo *	153	1,301
Doximity, Cl A *	219	8,048
Dynavax Technologies, Cl A *	237	2,467
Dyne Therapeutics *	56	580
Edgewise Therapeutics *	63	553

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
Editas Medicine, Cl A *	134	$1,093
Edwards Lifesciences *	1,532	134,785
Elanco Animal Health *	1,078	10,209
Eli Lilly	2,110	835,265
Embecta	113	3,136
Emergent BioSolutions *	80	706
Enanta Pharmaceuticals *	38	1,351
Encompass Health	243	15,588
Ensign Group	120	11,651
Entrada Therapeutics *	33	386
Envista Holdings *	406	15,627
EQRx *	371	623
Erasca *	127	351
Esperion Therapeutics *	129	170
Evolent Health, Cl A *	172	6,263
Evolus *	72	629
Exact Sciences *	438	28,063
Exelixis *	787	14,402
Fate Therapeutics *	178	1,080
FibroGen *	169	2,893
Figs, Cl A *	250	1,800
Fulcrum Therapeutics *	82	205
Fulgent Genetics *	41	1,212
G1 Therapeutics *	68	195
Generation Bio *	94	462
Gilead Sciences	3,128	257,153
Glaukos *	89	4,228
GoodRx Holdings, Cl A *	137	640
Gossamer Bio *	150	193
Guardant Health *	220	4,963
Haemonetics *	116	9,710
Halozyme Therapeutics *	312	10,025
Harmony Biosciences Holdings *	61	1,967
Harrow Health *	48	1,211
Health Catalyst *	103	1,298
HealthEquity *	188	10,049
HealthStream	47	1,158
Heron Therapeutics *	201	480
Heska *	20	2,343
HilleVax *	27	378
Hims & Hers Health *	207	2,399
Hologic *	616	52,982
Horizon Therapeutics PLC *	564	62,694
ICU Medical *	45	8,511
Ideaya Biosciences *	75	1,369
IDEXX Laboratories *	205	100,893
Immuneering, Cl A *	38	417
Immunic *	62	103
ImmunityBio *	163	456
ImmunoGen *	429	2,312
Immunovant *	86	1,388
Inari Medical *	105	6,974
Incyte *	549	40,851
Inhibrx *	50	1,050
Innoviva *	136	1,595
Inogen *	43	572

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
Inovio Pharmaceuticals *	482	$372
Insmed *	257	5,011
Inspire Medical Systems *	70	18,734
Instil Bio *	123	80
Insulet *	172	54,703
Integer Holdings *	64	5,270
Integra LifeSciences Holdings *	165	9,128
Intellia Therapeutics *	138	5,209
Intercept Pharmaceuticals *	69	1,195
Intra-Cellular Therapies *	197	12,244
Intuitive Surgical *	877	264,170
Invitae *	452	615
Ionis Pharmaceuticals *	320	11,318
Iovance Biotherapeutics *	278	1,568
iRadimed *	14	583
iRhythm Technologies *	58	7,621
Ironwood Pharmaceuticals, Cl A *	292	3,040
iTeos Therapeutics *	57	783
IVERIC bio *	210	6,907
Jazz Pharmaceuticals PLC *	151	21,211
Joint *	28	442
Kala Pharmaceuticals *	2	32
Karuna Therapeutics *	58	11,510
Kezar Life Sciences *	114	277
Kiniksa Pharmaceuticals, Cl A *	65	699
Krystal Biotech *	40	3,360
Kura Oncology *	124	1,208
Kymera Therapeutics *	84	2,649
Lantheus Holdings *	168	14,356
LeMaitre Vascular	38	2,052
LifeStance Health Group *	135	1,100
Liquidia *	111	745
LivaNova PLC *	105	5,029
Lyell Immunopharma *	160	325
MacroGenics *	117	806
Madrigal Pharmaceuticals *	24	7,488
MannKind *	491	1,890
Masimo *	120	22,697
MeiraGTx Holdings PLC *	68	364
Merit Medical Systems *	127	10,324
Mersana Therapeutics *	152	666
Mesa Laboratories	10	1,665
Mettler-Toledo International *	56	83,524
MiNK Therapeutics *	7	13
Mirati Therapeutics *	102	4,520
Mirum Pharmaceuticals *	44	1,181
Moderna *	841	111,760
ModivCare *	27	1,717
Monte Rosa Therapeutics *	58	263
Morphic Holding *	55	2,599
Multiplan *	516	505
Myriad Genetics *	151	3,215
Natera *	199	10,093
National HealthCare	25	1,448
National Research	27	1,175
Nektar Therapeutics, Cl A *	361	272

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
Neogen *	493	$8,489
Neurocrine Biosciences *	235	23,744
Nevro *	65	1,903
NextGen Healthcare *	108	1,808
Nkarta *	65	322
Novavax *	153	1,174
Nurix Therapeutics *	77	742
Nutex Health *	605	344
Nuvalent, Cl A *	71	2,513
Nuvation Bio *	268	431
Oak Street Health *	227	8,846
Ocugen *	416	297
Ocular Therapeutix *	150	930
Omnicell *	85	5,165
OptimizeRx *	32	481
Option Care Health *	353	11,349
OraSure Technologies *	136	925
OrthoPediatrics *	25	1,261
Outset Medical *	90	1,619
Owens & Minor *	144	2,238
Pacific Biosciences of California *	397	4,208
Pacira BioSciences *	87	3,942
Paragon 28 *	49	903
Patterson	169	4,582
PDL BioPharma *(A)	64	—
Pennant Group *	53	735
Penumbra *	89	25,287
Phathom Pharmaceuticals *	32	342
Phibro Animal Health, Cl A	40	622
Phreesia *	97	3,069
Pliant Therapeutics *	77	2,175
PMV Pharmaceuticals *	60	277
Point Biopharma Global, Cl A *	160	1,238
Poseida Therapeutics, Cl A *	108	285
Premier, Cl A	267	8,899
Prestige Consumer Healthcare *	113	6,953
Privia Health Group *	160	4,421
PROCEPT BioRobotics *	80	2,431
Progyny *	144	4,787
Prometheus Biosciences *	70	13,576
Protagonist Therapeutics *	85	1,921
PTC Therapeutics *	136	7,499
Pulmonx *	63	740
Quanterix *	65	822
Quantum-Si *	180	265
Quest Diagnostics	289	40,116
QuidelOrtho *	114	10,249
R1 RCM *	385	6,002
RadNet *	97	2,683
RAPT Therapeutics *	44	801
Reata Pharmaceuticals, Cl A *	55	5,437
Recursion Pharmaceuticals, Cl A *	166	792
REGENXBIO *	77	1,491
Relay Therapeutics *	159	1,808
Relmada Therapeutics *	52	131
Replimune Group *	61	1,021

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
ResMed	362	$87,228
Revance Therapeutics *	134	4,265
REVOLUTION Medicines *	130	3,054
Rhythm Pharmaceuticals *	95	1,916
Rocket Pharmaceuticals *	120	2,150
Royalty Pharma PLC, Cl A	901	31,670
Sage Therapeutics *	100	4,885
Sangamo Therapeutics *	259	381
Scholar Rock Holding *	75	480
Schrodinger *	114	3,365
Scilex Holding Co - Restricted *	122	1,240
Seagen *	455	91,000
Seer, Cl A *	80	267
Select Medical Holdings	199	6,069
Senseonics Holdings *	796	474
Seres Therapeutics *	182	887
Sharecare *	555	855
Shockwave Medical *	88	25,534
SI-BONE *	57	1,260
SIGA Technologies *	80	466
Silk Road Medical *	66	2,905
Simulations Plus	31	1,294
SomaLogic *	246	689
Sorrento Therapeutics *	868	269
Sotera Health *	194	3,253
SpringWorks Therapeutics *	87	2,034
STAAR Surgical *	93	6,554
STERIS PLC	248	46,760
Stoke Therapeutics *	43	382
Supernus Pharmaceuticals *	101	3,723
Surmodics *	27	622
Sutro Biopharma *	89	379
Syndax Pharmaceuticals *	94	1,932
Syneos Health, Cl A *	234	9,187
Tandem Diabetes Care *	125	4,947
Tango Therapeutics *	89	303
Tarsus Pharmaceuticals *	33	492
Teladoc Health *	356	9,445
Teleflex	117	31,885
TG Therapeutics *	264	6,555
Theravance Biopharma *	114	1,235
TransMedics Group *	58	4,588
Travere Therapeutics *	118	2,545
Treace Medical Concepts *	63	1,543
Tricida *	47	—
Twist Bioscience *	107	1,335
UFP Technologies *	13	1,792
Ultragenyx Pharmaceutical *	128	5,590
United Therapeutics *	112	25,774
US Physical Therapy	25	2,661
Vanda Pharmaceuticals *	106	651
Varex Imaging *	78	1,384
Vaxart *	246	200
Vaxcyte *	77	3,298
Veeva Systems, Cl A *	349	62,499
Ventyx Biosciences *	48	1,805

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
Vera Therapeutics, Cl A *	24	$160
Veracyte *	138	3,124
Veradigm *	211	2,635
Verve Therapeutics *	71	1,131
ViewRay *	306	361
Viking Therapeutics *	132	2,813
Vir Biotechnology *	154	3,873
Viridian Therapeutics *	66	1,850
West Pharmaceutical Services	182	65,746
Xencor *	114	3,014
Y-mAbs Therapeutics *	69	413
Zentalis Pharmaceuticals *	99	2,181
Zimmer Biomet Holdings	523	72,404
Zoetis, Cl A	1,168	205,311

		5,058,110

INDUSTRIALS — 9.2%
3D Systems *	249	2,281
3M	1,378	146,371
AAON	97	9,506
AAR *	65	3,431
ABM Industries	128	5,450
ACCO Brands	178	815
Acuity Brands	80	12,590
ACV Auctions, Cl A *	217	2,828
ADT	410	2,747
Advanced Drainage Systems	187	16,030
AECOM	347	28,818
AerSale *	29	469
AGCO	154	19,087
Air Lease, Cl A	235	9,452
Air Transport Services Group *	114	2,315
Alamo Group	23	4,065
Alaska Air Group *	302	13,125
Albany International, Cl A	71	6,476
Alight, Cl A *	448	4,144
Allegiant Travel, Cl A *	31	3,221
Allegion PLC	218	24,085
Allied Motion Technologies	26	895
Allison Transmission Holdings	217	10,587
Ameresco, Cl A *	62	2,579
American Airlines Group *	1,603	21,865
American Woodmark *	32	1,617
AMETEK	571	78,758
AO Smith	315	21,511
API Group *	495	11,266
Apogee Enterprises	42	1,788
Applied Industrial Technologies	86	11,667
ArcBest	47	4,437
Archer Aviation, Cl A *	241	477
Arcosa	93	6,281
Argan	26	1,046
Aris Water Solutions, Cl A	48	349
Armstrong World Industries	105	7,209
Array Technologies *	326	6,667
ASGN *	110	7,875

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Astec Industries	44	$1,816
Astronics *	49	722
Atkore *	102	12,886
Automatic Data Processing	1,032	227,040
Avis Budget Group *	117	20,670
Axon Enterprise *	168	35,399
AZEK, Cl A *	290	7,871
AZZ	48	1,811
Babcock & Wilcox Enterprises *	167	1,039
Barnes Group	94	3,951
Barrett Business Services	13	1,087
Beacon Roofing Supply *	98	5,898
Blade Air Mobility *	92	241
Blink Charging *	80	570
Bloom Energy, Cl A *	393	6,543
BlueLinx Holdings *	18	1,261
Boise Cascade	76	5,192
Brady, Cl A	89	4,542
BrightView Holdings *	75	415
Brink’s	90	5,657
Broadridge Financial Solutions	291	42,314
Builders FirstSource *	383	36,297
Cadre Holdings	31	653
Carlisle	128	27,629
Carrier Global	2,095	87,613
Casella Waste Systems, Cl A *	114	10,146
Caterpillar	1,316	287,941
CBIZ *	96	5,058
CECO Environmental *	57	662
CH Robinson Worldwide	307	30,967
ChargePoint Holdings *	348	3,017
Chart Industries *	84	11,180
Cintas	216	98,446
CIRCOR International *	39	1,086
Clean Harbors *	125	18,145
Columbus McKinnon	55	1,909
Comfort Systems USA	80	11,959
Concentrix	102	9,844
Conduent *	385	1,351
Construction Partners, Cl A *	77	1,997
Copart *	1,069	84,504
Core & Main, Cl A *	141	3,674
CoreCivic *	225	1,978
CoStar Group *	1,006	77,412
Covenant Logistics Group, Cl A	19	748
CRA International	14	1,472
Crane *	114	8,216
Crane NXT	114	5,399
CSG Systems International	61	3,213
CSW Industrials	30	4,040
CSX	5,240	160,554
Cummins	346	81,324
Curtiss-Wright	95	16,134
Custom Truck One Source *	119	747
Daseke *	80	654
Deere	698	263,858

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Delta Air Lines *	1,595	$54,724
Deluxe	84	1,272
Desktop Metal, Cl A *	431	947
Distribution Solutions Group *	37	1,727
Donaldson	304	19,319
Douglas Dynamics	44	1,290
Dover	349	51,010
Driven Brands Holdings *	122	3,745
Dun & Bradstreet Holdings	411	4,591
DXP Enterprises *	31	781
Dycom Industries *	56	5,187
Eagle Bulk Shipping	25	1,118
Eaton PLC	992	165,783
EMCOR Group	120	20,520
Emerson Electric	1,466	122,059
Encore Wire	36	5,628
Energy Recovery *	98	2,208
Energy Vault Holdings *	112	189
Enerpac Tool Group, Cl A	110	2,614
EnerSys	78	6,472
Ennis	48	933
Enovix *	210	2,272
EnPro Industries	40	3,771
Equifax	304	63,348
Esab	99	5,778
ESCO Technologies	50	4,679
ESS Tech *	92	98
Evoqua Water Technologies *	299	14,786
ExlService Holdings *	73	13,022
Expeditors International of Washington	406	46,219
Exponent	115	10,586
Fastenal	1,428	76,884
Federal Signal	116	5,960
FedEx	596	135,757
First Advantage *	100	1,286
Flowserve	298	9,950
Fluence Energy, Cl A *	73	1,318
Fluor *	320	9,299
Forrester Research *	22	681
Fortune Brands Innovations	322	20,830
Forward Air	52	5,487
Franklin Covey *	23	845
Franklin Electric	88	7,873
Frontier Group Holdings *	73	693
FTI Consulting *	84	15,162
FuelCell Energy *	795	1,495
Gates Industrial PLC *	202	2,721
GATX	79	8,999
Genco Shipping & Trading	77	1,187
Generac Holdings *	156	15,946
Genpact	421	18,755
GEO Group *	231	1,739
Gibraltar Industries *	62	3,102
Global Industrial	14	373
GMS *	83	4,819

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Gorman-Rupp	44	$1,080
Graco	417	33,064
GrafTech International	378	1,780
Granite Construction	86	3,279
Great Lakes Dredge & Dock *	126	722
Greenbrier	62	1,640
Griffon	92	2,617
GXO Logistics *	291	15,461
H&E Equipment Services	62	2,263
Harsco *	153	1,051
Hawaiian Holdings *	98	816
Hayward Holdings *	333	4,009
Healthcare Services Group *	144	2,248
Heartland Express	91	1,318
HEICO	92	15,515
Heidrick & Struggles International	38	954
Heliogen *	272	76
Helios Technologies	63	3,789
Herc Holdings	67	6,701
Heritage-Crystal Clean *	31	1,084
Hertz Global Holdings *	874	14,578
Hexcel	209	15,065
Hillenbrand	157	7,162
Hillman Solutions *	237	1,991
HireRight Holdings *	39	413
HNI	79	2,052
Honeywell International	1,681	335,931
Howmet Aerospace	1,031	45,663
Hub Group, Cl A *	65	4,901
Hubbell, Cl B	133	35,820
Hudson Technologies *	73	564
Huron Consulting Group *	40	3,392
Hyliion Holdings *	214	293
Hyster-Yale Materials Handling	11	579
ICF International	35	3,990
IDEX	189	38,994
IES Holdings *	39	1,684
Illinois Tool Works	772	186,778
Ingersoll Rand	1,006	57,362
Insperity	81	9,919
Insteel Industries	36	991
Interface, Cl A	112	878
ITT	204	17,226
Jacobs Solutions	315	36,370
Janus International Group *	146	1,314
JB Hunt Transport Services	205	35,934
JELD-WEN Holding *	162	2,070
JetBlue Airways *	634	4,527
Joby Aviation *	594	2,572
John Bean Technologies	62	6,740
Johnson Controls International PLC	1,709	102,267
Kadant	23	4,274
KAR Auction Services *	223	3,019
KBR	344	19,515

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Kelly Services, Cl A	66	$1,083
Kennametal	151	3,920
Kforce	39	2,306
Kimball International, Cl B	70	862
Kirby *	135	9,698
Knight-Swift Transportation Holdings, Cl A	375	21,120
Korn Ferry	103	4,946
Landstar System	91	16,019
Legalzoom.com *	154	1,445
Lennox International	79	22,271
Lincoln Electric Holdings	142	23,828
Lindsay	21	2,536
Lyft, Cl A *	687	7,042
Manitowoc *	67	1,024
ManpowerGroup	117	8,858
Marten Transport	112	2,261
Masco	561	30,019
MasTec *	150	13,321
Masterbrand *	294	2,373
Matson	75	5,102
Matthews International, Cl A	58	2,196
Maxar Technologies	141	7,434
Maximus	136	11,376
McGrath RentCorp	47	4,177
MDU Resources Group	486	14,201
Microvast Holdings *	244	256
Middleby *	127	17,892
Miller Industries	22	717
MillerKnoll	147	2,500
Montrose Environmental Group *	53	1,614
Moog, Cl A	56	5,046
MRC Global *	160	1,558
MSA Safety	83	10,769
MSC Industrial Direct, Cl A	105	9,527
Mueller Industries	126	9,053
Mueller Water Products, Cl A	302	4,047
MYR Group *	32	4,096
Nikola *	566	501
Nordson	131	28,337
Norfolk Southern	589	119,585
Northwest Pipe *	19	523
NOW *	215	2,294
NV5 Global *	24	2,274
nVent Electric PLC	407	17,066
Old Dominion Freight Line	241	77,214
Omega Flex	7	770
Oshkosh	163	12,473
Otis Worldwide	1,055	89,992
Owens Corning	238	25,421
PACCAR	1,278	95,454
Parker-Hannifin	319	103,637
Parsons *	235	10,223
Paychex	804	88,327
Paycom Software *	127	36,877
Pentair PLC	410	23,813

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
PGT Innovations *	112	$2,874
Pitney Bowes	337	1,183
Planet Labs PBC *	354	1,444
Plug Power *	1,224	11,053
Primoris Services	103	2,606
Proterra *	328	384
Proto Labs *	54	1,554
Quanex Building Products	64	1,222
Quanta Services	352	59,713
Radiant Logistics *	75	495
RBC Bearings *	71	16,118
Regal Rexnord	165	21,476
Republic Services, Cl A	514	74,335
Resideo Technologies *	282	5,020
Resources Connection	63	919
REV Group	59	633
Ritchie Bros Auctioneers	159	9,101
Robert Half International	266	19,418
Rocket Lab USA *	486	1,905
Rockwell Automation	288	81,622
Rollins	593	25,054
Rush Enterprises, Cl A	83	4,408
RXO *	221	3,998
Ryder System	114	9,024
Saia *	66	19,653
Schneider National, Cl B	111	2,905
Science Applications International	136	13,876
Sensata Technologies Holding PLC	384	16,685
SES AI *	353	575
Shoals Technologies Group, Cl A *	206	4,303
Shyft Group	63	1,580
Simpson Manufacturing	98	12,326
SiteOne Landscape Supply *	111	16,399
SkyWest *	96	2,717
Snap-on	131	33,983
Southwest Airlines	1,476	44,708
SP Plus *	44	1,503
Spirit AeroSystems Holdings, Cl A *	205	6,101
Spirit Airlines *	197	3,369
SPX Technologies *	103	6,559
SS&C Technologies Holdings	557	32,607
Standex International	23	2,825
Stanley Black & Decker	367	31,687
Steelcase, Cl A	168	1,344
Stem *	258	1,091
Stericycle *	209	9,541
Sterling Check *	162	1,821
Sterling Infrastructure *	57	2,104
Sun Country Airlines Holdings *	65	1,282
SunPower, Cl A *	166	2,195
Sunrun *	470	9,889
Tennant	36	2,751
Terex	129	5,752

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Tetra Tech	132	$18,265
Textron	525	35,144
Thermon Group Holdings *	64	1,330
Timken	148	11,374
Titan International *	100	976
Titan Machinery *	39	1,223
Toro	260	27,108
TPI Composites *	71	878
Trane Technologies PLC	577	107,212
Transcat *	14	1,068
TransDigm Group *	131	100,215
TransUnion	479	32,960
Trex *	273	14,922
TriNet Group *	133	12,340
Trinity Industries	159	3,808
Triumph Group *	125	1,351
TrueBlue *	62	939
TTEC Holdings	37	1,261
TuSimple Holdings, Cl A *	232	281
Tutor Perini *	82	435
Uber Technologies *	4,674	145,128
UFP Industries	136	10,679
U-Haul Holding *	17	1,038
U-Haul Holding, Cl B	178	9,630
UniFirst	29	4,747
Union Pacific	1,557	304,705
United Airlines Holdings *	813	35,609
United Parcel Service, Cl B	1,828	328,693
United Rentals	174	62,833
Univar Solutions *	413	14,662
Upwork *	223	2,134
Valmont Industries	52	15,109
Velo3D *	167	391
Verisk Analytics, Cl A	389	75,509
Veritiv	26	2,987
Verra Mobility, Cl A *	289	4,899
Vertiv Holdings, Cl A	700	10,444
Viad *	39	742
Vicor *	44	1,891
Virgin Galactic Holdings *	386	1,405
VSE	21	888
Wabash National	93	2,387
Waste Management	988	164,057
Watsco	83	28,750
Watts Water Technologies, Cl A	62	10,027
Werner Enterprises	107	4,833
WESCO International	109	15,696
Westinghouse Air Brake Technologies	437	42,682
Wheels Up Experience *	322	149
WillScot Mobile Mini Holdings, Cl A *	521	23,653
Woodward	141	13,539
WW Grainger	113	78,599
XPO *	257	11,354
Xylem	447	46,416

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Zurn Elkay Water Solutions	335	$7,219

		7,878,602

INFORMATION TECHNOLOGY — 29.0%
8x8 *	223	640
908 Devices *	44	297
A10 Networks	136	1,923
Accenture PLC, Cl A	1,657	464,441
ACI Worldwide *	220	5,573
ACM Research, Cl A *	87	813
Adeia	199	1,520
Adobe *	1,152	434,949
ADTRAN Holdings	136	1,240
Advanced Energy Industries	84	7,266
Advanced Micro Devices *	4,001	357,529
Aeva Technologies *	210	208
Agilysys *	47	3,668
Akamai Technologies *	391	32,050
Alarm.com Holdings *	92	4,387
Alkami Technology *	67	803
Alpha & Omega Semiconductor *	43	1,027
Altair Engineering, Cl A *	101	6,974
Alteryx, Cl A *	114	4,689
Ambarella *	71	4,401
Amdocs	307	28,014
American Software, Cl A	62	740
Amkor Technology	109	2,438
Amphenol, Cl A	1,476	111,394
Amplitude, Cl A *	87	987
Analog Devices	1,280	230,246
ANSYS *	217	68,121
Appfolio, Cl A *	35	4,887
Appian, Cl A *	78	2,929
Apple	40,103	6,804,677
Applied Materials	2,141	241,997
AppLovin, Cl A *	201	3,417
Arista Networks *	584	93,533
Arlo Technologies *	163	1,050
Arrow Electronics *	158	18,080
Asana, Cl A *	110	1,780
Aspen Technology *	71	12,517
Atlassian, Cl A *	361	53,305
Autodesk *	537	104,602
AvePoint *	202	877
Aviat Networks *	21	689
Avid Technology *	80	2,361
Avnet	210	8,665
Axcelis Technologies *	63	7,453
Badger Meter	66	8,734
Bel Fuse, Cl B	20	813
Belden	98	7,731
Benchmark Electronics	67	1,430
Bentley Systems, Cl B	493	20,982
BigCommerce Holdings *	118	872
BILL Holdings *	247	18,972
Black Knight *	376	20,545

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Blackbaud *	80	$5,548
Blackline *	112	6,240
Blend Labs, Cl A *	284	168
Block, Cl A *	1,311	79,696
Box, Cl A *	312	8,256
Braze, Cl A *	75	2,205
Brightcove *	78	323
Broadcom	1,017	637,150
C3.ai, Cl A *	159	2,833
Cadence Design Systems *	676	141,588
Calix *	130	5,941
CCC Intelligent Solutions Holdings *	217	1,884
CDW	337	57,152
Cerence *	76	1,942
Ceridian HCM Holding *	362	22,980
CEVA *	44	1,106
Ciena *	366	16,851
Cirrus Logic *	133	11,410
Cisco Systems	10,241	483,887
Clear Secure, Cl A *	121	2,927
Clearfield *	23	1,005
Clearwater Analytics Holdings, Cl A *	101	1,556
Cloudflare, Cl A *	693	32,606
Cognex	419	19,982
Cognizant Technology Solutions, Cl A	1,292	77,145
Coherent *	310	10,588
Cohu *	93	3,147
CommScope Holding *	396	1,952
CommVault Systems *	86	5,011
Comtech Telecommunications	52	538
Confluent, Cl A *	260	5,720
Consensus Cloud Solutions *	36	1,344
Corsair Gaming *	75	1,306
Couchbase *	48	737
Credo Technology Group Holding *	171	1,387
Crowdstrike Holdings, Cl A *	527	63,266
CS Disco *	30	176
CTS	61	2,392
Cvent Holding, Cl A *	77	648
Datadog, Cl A *	639	43,056
Dell Technologies, Cl C	626	27,225
Diebold Nixdorf *	143	115
Digi International *	67	2,021
Digimarc *	27	460
Digital Turbine *	166	1,947
DigitalOcean Holdings *	125	3,942
Diodes *	100	7,970
DocuSign, Cl A *	493	24,374
Dolby Laboratories, Cl A	153	12,805
Domo, Cl B *	58	921
DoubleVerify Holdings *	130	3,825
Dropbox, Cl A *	655	13,323

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
DXC Technology *	568	$13,547
Dynatrace *	480	20,294
DZS *	35	238
E2open Parent Holdings *	406	2,554
Eastman Kodak *	116	382
Ebix	48	780
Edgio *	256	169
Elastic *	173	9,904
EngageSmart *	37	635
Enphase Energy *	329	54,022
Entegris	370	27,685
Envestnet *	120	7,606
EPAM Systems *	139	39,259
ePlus *	52	2,264
Everbridge *	75	1,971
EverCommerce *	54	652
Expensify, Cl A *	74	562
Extreme Networks *	251	4,463
F5 *	148	19,885
Fair Isaac *	62	45,133
FARO Technologies *	37	864
Fastly, Cl A *	213	3,148
First Solar *	251	45,828
Five9 *	157	10,180
FleetCor Technologies *	181	38,720
FormFactor *	150	4,096
Fortinet *	1,634	103,024
Freshworks, Cl A *	262	3,500
Gartner *	178	53,838
Gen Digital	1,515	26,770
Gitlab, Cl A *	160	4,858
GLOBALFOUNDRIES *	156	9,173
GoDaddy, Cl A *	390	29,515
Grid Dynamics Holdings *	95	1,033
Guidewire Software *	209	15,924
Hackett Group	50	928
Harmonic *	202	2,846
Hewlett Packard Enterprise	3,204	45,881
HP	2,509	74,542
HubSpot *	115	48,409
Ichor Holdings *	55	1,532
Identiv *	42	231
Impinj *	48	4,244
Infinera *	416	2,633
Informatica, Cl A *	216	3,339
Insight Enterprises *	79	9,555
Instructure Holdings *	27	716
Intapp *	74	2,984
Intel	10,249	318,334
InterDigital	56	3,793
International Business Machines .	2,253	284,802
Intuit	685	304,106
IonQ *	249	1,372
IPG Photonics *	63	7,244
Itron *	88	4,699
Jabil	329	25,711

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Jamf Holding *	83	$1,570
Juniper Networks	796	23,999
Keysight Technologies *	443	64,076
Kimball Electronics *	46	926
KLA	353	136,449
Knowles *	177	2,988
Kyndryl Holdings *	396	5,726
Lam Research	339	177,663
Lattice Semiconductor *	338	26,939
Lightwave Logic *	219	985
Littelfuse	62	15,019
LivePerson *	137	634
LiveRamp Holdings *	128	3,084
Lumentum Holdings *	150	7,237
MACOM Technology Solutions Holdings *	117	6,826
Manhattan Associates *	154	25,515
Marathon Digital Holdings *	218	2,195
Marvell Technology	2,119	83,658
Matterport *	448	1,044
MaxLinear, Cl A *	141	3,402
MeridianLink *	43	642
Methode Electronics	68	2,787
Microchip Technology	1,351	98,609
Micron Technology	2,706	174,158
Microsoft	18,342	5,635,763
MicroStrategy, Cl A *	18	5,911
MicroVision *	322	644
Mirion Technologies, Cl A *	341	2,762
Mitek Systems *	84	758
MKS Instruments	131	10,987
Model N *	69	2,125
Momentive Global *	248	2,329
MongoDB, Cl A *	164	39,353
Monolithic Power Systems	111	51,279
Motorola Solutions	415	120,931
N-Able *	109	1,390
Napco Security Technologies *	57	1,767
National Instruments	328	19,099
Navitas Semiconductor *	130	693
nCino *	132	3,264
NCR *	299	6,665
NetApp	540	33,961
NETGEAR *	54	763
NetScout Systems *	135	3,673
New Relic *	138	9,863
nLight *	84	737
Nutanix, Cl A *	570	13,669
NVE	9	679
NVIDIA	5,965	1,655,228
Okta, Cl A *	368	25,219
Olo, Cl A *	193	1,322
ON Semiconductor *	1,074	77,285
ON24 *	69	600
OneSpan *	68	1,002
Onto Innovation *	112	9,070

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Oracle	3,854	$365,051
OSI Systems *	30	3,389
PagerDuty *	157	4,719
Palantir Technologies, Cl A *	4,276	33,139
Palo Alto Networks *	730	133,196
PAR Technology *	51	1,560
Paycor HCM *	107	2,514
Paylocity Holding *	101	19,522
PC Connection	8	322
PDF Solutions *	58	2,091
Pegasystems	76	3,467
Perficient *	66	4,285
Photronics *	117	1,692
Plexus *	53	4,636
Power Integrations	128	9,316
PowerSchool Holdings, Cl A *	85	1,775
Procore Technologies *	282	15,062
Progress Software	83	4,555
PROS Holdings *	80	2,270
PTC *	267	33,586
Pure Storage, Cl A *	698	15,935
Q2 Holdings *	107	2,634
Qorvo *	256	23,572
QUALCOMM	2,800	327,040
Qualys *	78	8,809
Rackspace Technology *	97	142
Rambus *	250	11,085
Rapid7 *	112	5,444
Rimini Street *	90	337
RingCentral, Cl A *	191	5,264
Riot Platforms *	298	3,564
Rogers *	36	5,794
Roper Technologies	264	120,062
Salesforce *	2,410	478,072
Samsara, Cl A *	160	2,888
Sanmina *	128	6,689
ScanSource *	48	1,313
Seagate Technology Holdings PLC	514	30,208
SEMrush Holdings, Cl A *	55	531
Semtech *	123	2,397
SentinelOne, Cl A *	372	5,978
ServiceNow *	502	230,629
Silicon Laboratories *	84	11,701
SiTime *	31	3,363
Skyworks Solutions	399	42,254
SMART Global Holdings *	90	1,388
SmartRent, Cl A *	258	666
Smartsheet, Cl A *	310	12,670
Snowflake, Cl A *	686	101,583
SolarWinds *	71	612
SoundThinking *	17	506
Splunk *	370	31,909
Sprinklr, Cl A *	140	1,674
Sprout Social, Cl A *	89	4,384
SPS Commerce *	89	13,110
Squarespace *	67	2,084

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Sumo Logic *	159	$1,908
Super Micro Computer *	103	10,859
Synaptics *	90	7,971
Synopsys *	380	141,102
TD SYNNEX	97	8,637
Teledyne Technologies *	116	48,070
Telos *	92	156
Tenable Holdings *	242	8,952
Teradata *	230	8,903
Teradyne	391	35,730
Texas Instruments	2,279	381,049
Thoughtworks Holding *	168	1,047
Trimble *	616	29,014
TTM Technologies *	185	2,185
Twilio, Cl A *	428	22,517
Tyler Technologies *	103	39,040
Ubiquiti	8	1,860
UiPath, Cl A *	752	10,588
Ultra Clean Holdings *	87	2,483
Unisys *	129	414
Unity Software *	474	12,784
Universal Display	108	14,414
Varonis Systems, Cl B *	209	4,840
Veeco Instruments *	99	1,824
Verint Systems *	125	4,561
VeriSign *	265	58,777
Vertex, Cl A *	69	1,425
ViaSat *	140	4,904
Viavi Solutions *	440	3,942
Vishay Intertechnology	255	5,429
Vishay Precision Group *	23	863
VMware, Cl A *	563	70,363
Vontier	307	8,329
Western Digital *	779	26,829
Wolfspeed *	308	14,337
Workday, Cl A *	499	92,884
Workiva, Cl A *	105	9,809
Xerox Holdings	286	4,482
Yext *	192	1,686
Zebra Technologies, Cl A *	128	36,868
Zeta Global Holdings, Cl A *	246	2,389
Zoom Video Communications, Cl A *	521	32,005
Zscaler *	212	19,101
Zuora, Cl A *	241	1,877

		24,796,757

MATERIALS — 3.2%
5E Advanced Materials *	77	325
AdvanSix	53	1,997
Air Products and Chemicals	546	160,721
Albemarle	291	53,969
Alcoa	445	16,527
Alpha Metallurgical Resources	29	4,250
American Vanguard	57	1,097
Amyris *	422	345

COMMON STOCK — continued

	Shares	Value

MATERIALS— continued
AptarGroup	162	$19,199
Arconic *	198	4,900
Ardagh Metal Packaging	282	1,151
Ashland	135	13,717
Aspen Aerogels *	75	469
ATI *	293	11,316
Avery Dennison	200	34,896
Avient	167	6,431
Axalta Coating Systems *	548	17,300
Balchem	72	9,461
Ball	779	41,427
Berry Global Group	312	18,037
Cabot	127	9,113
Carpenter Technology	93	4,905
Celanese, Cl A	270	28,685
Century Aluminum *	100	859
CF Industries Holdings	494	35,360
Chase	14	1,531
Chemours	349	10,145
Clearwater Paper *	32	1,155
Cleveland-Cliffs *	1,268	19,502
Coeur Mining *	543	1,846
Commercial Metals	289	13,493
Compass Minerals International	80	2,618
Corteva	1,791	109,466
Crown Holdings	297	25,477
Danimer Scientific *	173	547
Diversey Holdings *	150	1,219
Dow	1,790	97,376
DuPont de Nemours	1,249	87,080
Eagle Materials	93	13,784
Eastman Chemical	305	25,702
Ecolab	631	105,907
Ecovyst *	150	1,702
Element Solutions	515	9,347
FMC	313	38,681
Freeport-McMoRan	3,521	133,481
FutureFuel	50	375
Ginkgo Bioworks Holdings *	1,721	2,100
Graphic Packaging Holding	759	18,717
Greif, Cl A	48	3,014
Hawkins	37	1,493
Haynes International	24	1,128
HB Fuller	115	7,610
Hecla Mining	1,257	7,605
Huntsman	473	12,672
Ingevity *	74	5,309
Innospec	48	4,878
International Flavors & Fragrances	636	61,667
International Paper	899	29,766
Intrepid Potash *	18	464
Kaiser Aluminum	31	2,037
Koppers Holdings	39	1,280
Kronos Worldwide	43	400
Linde	1,095	404,548

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
MATERIALS— continued
Livent *	406	$8,871
Louisiana-Pacific	166	9,917
LSB Industries *	122	1,089
LyondellBasell Industries, Cl A	636	60,172
Martin Marietta Materials	155	56,296
Materion	40	4,332
Mativ Holdings	106	2,061
Minerals Technologies	63	3,733
Mosaic	860	36,851
MP Materials *	307	6,653
Myers Industries	71	1,345
NewMarket	13	5,195
Newmont	1,980	93,852
Nucor	649	96,169
O-I Glass *	302	6,786
Olin	361	19,999
Olympic Steel	19	885
Origin Materials *	201	794
Packaging Corp of America	229	30,975
Pactiv Evergreen	76	600
Piedmont Lithium *	34	1,955
PPG Industries	586	82,192
PureCycle Technologies *	226	1,485
Quaker Chemical	27	5,039
Ramaco Resources	47	382
Rayonier Advanced Materials *	120	653
Reliance Steel & Aluminum	149	36,922
Royal Gold	163	21,588
RPM International	318	26,086
Ryerson Holding	39	1,473
Schnitzer Steel Industries, Cl A	50	1,444
Scotts Miracle-Gro, Cl A	79	5,278
Sealed Air	360	17,276
Sensient Technologies	95	7,074
Sherwin-Williams	594	141,099
Silgan Holdings	191	9,409
Sonoco Products	242	14,670
Steel Dynamics	431	44,802
Stepan	42	3,872
Summit Materials, Cl A *	273	7,483
SunCoke Energy	162	1,260
Sylvamo	74	3,391
TimkenSteel *	79	1,322
Tredegar	49	460
TriMas	60	1,525
Trinseo PLC	68	1,232
Tronox Holdings PLC, Cl A	225	3,080
United States Lime & Minerals	4	644
United States Steel	586	13,408
Valvoline	440	15,202
Vulcan Materials	331	57,965
Warrior Met Coal	101	3,492
Westlake	76	8,647
WestRock	626	18,736
Worthington Industries	59	3,504

		2,772,204

COMMON STOCK — continued

	Shares	Value
REAL ESTATE — 3.5%
Acadia Realty Trust ‡	185	$2,499
Agree Realty ‡	196	13,326
Alexander & Baldwin ‡	141	2,711
Alexander’s ‡	4	744
Alexandria Real Estate Equities ‡	404	50,169
American Assets Trust ‡	95	1,729
American Homes 4 Rent, Cl A ‡	755	25,111
American Tower ‡	1,155	236,070
Americold Realty Trust ‡	670	19,825
Anywhere Real Estate *	218	1,389
Apartment Income ‡	383	14,163
Apartment Investment and Management, Cl A *‡	276	2,161
Apple Hospitality ‡	488	7,266
Armada Hoffler Properties ‡	130	1,524
Ashford Hospitality Trust *‡	67	228
AvalonBay Communities ‡	349	62,949
Boston Properties ‡	391	20,864
Braemar Hotels & Resorts ‡	113	429
Brandywine Realty Trust ‡	331	1,301
Brixmor Property Group ‡	744	15,869
Broadstone Net Lease, Cl A ‡	333	5,385
BRT Apartments ‡	22	381
Camden Property Trust ‡	261	28,723
CareTrust ‡	187	3,645
CBL & Associates Properties ‡	54	1,249
CBRE Group, Cl A *	795	60,945
Centerspace ‡	30	1,691
Chatham Lodging Trust ‡	93	952
Community Healthcare Trust ‡	46	1,646
Compass, Cl A *	539	1,261
Corporate Office Properties Trust ‡	220	5,036
Cousins Properties ‡	344	7,503
Crown Castle ‡	1,077	132,568
CTO Realty Growth ‡	31	522
CubeSmart ‡	557	25,338
Cushman & Wakefield PLC *	370	3,644
DiamondRock Hospitality ‡	406	3,293
Digital Realty Trust ‡	716	70,991
DigitalBridge Group	318	3,956
Diversified Healthcare Trust ‡	463	423
Douglas Elliman	133	424
Douglas Emmett ‡	327	4,212
Easterly Government Properties, Cl A ‡	171	2,406
EastGroup Properties ‡	107	17,822
Elme Communities ‡	170	2,929
Empire State Realty Trust, Cl A ‡	260	1,589
EPR Properties ‡	169	7,091
Equinix ‡	226	163,642
Equity Commonwealth *‡	212	4,393
Equity LifeStyle Properties ‡	441	30,385
Equity Residential ‡	923	58,380
Essential Properties Realty Trust ‡	319	7,895
Essex Property Trust ‡	162	35,596
eXp World Holdings	145	1,695

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE— continued
Extra Space Storage ‡	329	$50,021
Farmland Partners ‡	98	1,023
Federal Realty Investment Trust ‡	200	19,778
First Industrial Realty Trust ‡	328	17,210
Four Corners Property Trust ‡	158	4,031
Franklin Street Properties ‡	194	225
FRP Holdings *	12	696
Gaming and Leisure Properties ‡	612	31,824
Getty Realty ‡	83	2,766
Gladstone Commercial ‡	76	907
Gladstone Land ‡	62	999
Global Medical ‡	121	1,123
Global Net Lease ‡	203	2,286
Healthpeak Properties ‡	1,343	29,506
Hersha Hospitality Trust, Cl A ‡	65	409
Highwoods Properties ‡	203	4,653
Host Hotels & Resorts ‡	1,765	28,540
Howard Hughes *	113	8,743
Hudson Pacific Properties ‡	276	1,535
Independence Realty Trust ‡	502	8,358
Industrial Logistics Properties Trust ‡	126	260
Innovative Industrial Properties, Cl A ‡	63	4,319
InvenTrust Properties ‡	132	2,977
Invitation Homes ‡	1,521	50,756
Iron Mountain ‡	720	39,773
JBG SMITH Properties ‡	222	3,168
Jones Lang LaSalle *	118	16,407
Kennedy-Wilson Holdings	230	3,859
Kilroy Realty ‡	263	7,690
Kimco Realty ‡	1,511	28,996
Kite Realty Group Trust ‡	495	10,256
Lamar Advertising, Cl A ‡	217	22,933
Life Storage ‡	211	28,354
LTC Properties ‡	78	2,609
LXP Industrial Trust, Cl B ‡	533	5,010
Macerich ‡	418	4,176
Marcus & Millichap	48	1,511
Mid-America Apartment Communities ‡	287	44,141
National Health Investors ‡	84	4,181
National Retail Properties ‡	439	19,096
National Storage Affiliates Trust ‡ .	194	7,479
Necessity Retail ‡	260	1,433
NETSTREIT ‡	98	1,786
Newmark Group, Cl A	283	1,794
NexPoint Residential Trust ‡	45	1,932
Office Properties Income Trust ‡	92	600
Omega Healthcare Investors ‡	583	15,601
One Liberty Properties ‡	31	683
Opendoor Technologies *	913	1,260
Orion Office ‡	105	645
Outfront Media ‡	276	4,598
Paramount Group ‡	367	1,589
Park Hotels & Resorts ‡	431	5,194

COMMON STOCK — continued

	Shares	Value
REAL ESTATE— continued
Pebblebrook Hotel Trust ‡	254	$3,614
Phillips Edison ‡	265	8,358
Piedmont Office Realty Trust, Cl A ‡	239	1,556
Plymouth Industrial ‡	78	1,579
Postal Realty Trust, Cl A ‡	34	523
PotlatchDeltic ‡	181	8,347
Prologis ‡	2,294	287,305
Public Storage ‡	385	113,510
Rayonier ‡	331	10,380
RE/MAX Holdings, Cl A	35	676
Realty Income ‡	1,540	96,783
Redfin *	206	1,535
Regency Centers ‡	423	25,985
Retail Opportunity Investments ‡	237	3,088
Rexford Industrial Realty ‡	457	25,487
RLJ Lodging Trust ‡	312	3,151
RMR Group, Cl A	28	665
RPT Realty ‡	164	1,525
Ryman Hospitality Properties ‡	122	10,938
Sabra Health Care ‡	446	5,084
Safehold ‡	71	1,968
Saul Centers ‡	26	937
SBA Communications, Cl A ‡	266	69,397
Seritage Growth Properties *‡	71	532
Service Properties Trust ‡	316	2,771
Simon Property Group ‡	811	91,902
SITE Centers ‡	363	4,479
SL Green Realty ‡	123	2,914
Spirit MTA ‡(A)	11	—
Spirit Realty Capital ‡	338	12,999
St. Joe	112	4,603
STAG Industrial ‡	446	15,106
Star Holdings *	25	398
Summit Hotel Properties ‡	204	1,314
Sun Communities ‡	303	42,096
Sunstone Hotel Investors ‡	410	3,907
Tanger Factory Outlet Centers ‡	199	3,902
Tejon Ranch *	50	864
Terreno Realty ‡	169	10,409
UDR ‡	807	33,353
UMH Properties ‡	98	1,490
Uniti Group ‡	453	1,549
Urban Edge Properties ‡	228	3,345
Urstadt Biddle Properties, Cl A ‡	57	982
Ventas ‡	994	47,762
Veris Residential *‡	174	2,845
VICI Properties, Cl A ‡	2,401	81,505
Vornado Realty Trust *‡	381	5,719
Welltower ‡	1,156	91,578
WeWork, Cl A *	424	179
Weyerhaeuser ‡	1,841	55,064
Whitestone, Cl B ‡	90	805
WP Carey ‡	478	35,468
Xenia Hotels & Resorts ‡	222	2,810

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE— continued
Zillow Group, Cl C *	397	$17,285

		2,999,963

UTILITIES — 3.3%
AES	1,662	39,323
ALLETE	130	8,109
Alliant Energy	626	34,518
Altus Power, Cl A *	109	495
Ameren	641	57,030
American Electric Power	1,281	118,390
American States Water	84	7,455
American Water Works	454	67,306
Artesian Resources, Cl A	16	877
Atmos Energy	346	39,492
Avangrid	138	5,556
Avista	165	7,272
Black Hills	148	9,663
California Water Service Group	123	6,898
CenterPoint Energy	1,566	47,716
Chesapeake Utilities	34	4,199
Clearway Energy, Cl C	159	4,829
CMS Energy	728	45,325
Consolidated Edison	884	87,048
Constellation Energy	812	62,849
Dominion Energy	2,071	118,337
DTE Energy	480	53,957
Duke Energy	1,922	190,047
Edison International	952	70,067
Entergy	506	54,435
Essential Utilities	654	27,926
Evergy	565	35,092
Eversource Energy	861	66,822
Exelon	2,471	104,869
FirstEnergy	1,426	56,755
Hawaiian Electric Industries	248	9,724
IDACORP	126	14,001
MGE Energy	71	5,439
Middlesex Water	34	2,481
Montauk Renewables *	85	565
National Fuel Gas	199	11,124
New Jersey Resources	219	11,309
NextEra Energy	4,938	378,399
NextEra Energy Partners	191	10,984
NiSource	1,009	28,716
Northwest Natural Holding	68	3,193
NorthWestern	127	7,445
NRG Energy	572	19,545
OGE Energy	499	18,732
ONE Gas	121	9,311
Ormat Technologies	128	10,984
Otter Tail	73	5,252
PG&E *	4,083	69,860
Pinnacle West Capital	282	22,126
PNM Resources	193	9,289
Portland General Electric	202	10,225

COMMON STOCK — continued

	Shares	Value
UTILITIES— continued
PPL	1,837	$52,759
Public Service Enterprise Group	1,243	78,558
Sempra Energy	783	121,749
SJW Group	52	3,948
Southern	2,712	199,468
Southwest Gas Holdings	151	8,456
Spire	116	7,857
Star Group	61	825
Sunnova Energy International *	193	3,466
UGI	518	17,550
Unitil	31	1,723
Vistra	995	23,741
WEC Energy Group	787	75,686
Xcel Energy	1,366	95,497
York Water	28	1,177

		2,783,821

Total Common Stock (Cost $83,534,141)		83,724,159

RIGHTS — 0.0%

	Number Of Rights
AbioMed*‡‡	101	—
Achillion Pharmaceuticals*‡‡(A)	78	78
Akouos*‡‡	41	—
Alibero Pharma*‡‡	36	77
Cincor Pharma*‡‡	31	901
Concert Pharmaceuticals*‡‡	89	33
Flexion Therapeutics*‡‡(A)	42	—
Prevail Therapeutics*‡‡(A)	16	—
Progenics Pharmaceuticals*‡‡(A)	45	—
Radius Health*‡‡(A)	82	—

Total Rights (Cost $–)		1,089

WARRANTS — 0.0%

	Number Of Warrants
Nabors Industries, Strike Price $166.67,*
Expires 6/14/2026	2	30
Triumph Group, Strike Price $12.35,*
Expires 12/22/2023	37	14

		44

Total Warrants (Cost $–)		44

Total Investments in Securities— 97.9% (Cost $83,534,141)		$83,725,292

Percentages are based on Net Assets of $85,504,463.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration Date or Rate unavailable.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2023 (Unaudited)

(A) Level 3 security in accordance with fair value hierarchy.	See “Glossary for abbreviations”.

A list of the open OTC swap agreements held by the Fund at April 30, 2023, is as follows:

				Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation
Wells Fargo	WFCBL2N31 Custom Basket*	USD–LIBOR-BBA+ 0.450%	Asset Return	Annually	12/06/2023	USD	1,480,952	$15,460	$—	$15,460

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2023 (Unaudited)

*The following table represents the individual common stock exposures comprising the WFCBL2N31 Custom Basket Total Return Swaps as of April 30, 2023:

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
346	Accenture PLC	12,876	135	0.9
244	Adobe Inc	12,260	128	0.8
822	Advanced Micro Devices Inc	9,764	102	0.7
2,816	Alphabet Inc, Class A	40,520	423	2.7
3,133	Alphabet Inc, Class C	44,703	467	3.0
387	American Express Co	8,302	87	0.6
272	Amgen Inc	8,678	91	0.6
8,412	Apple Inc	189,766	1,981	12.8
3,576	AT&T Inc	8,401	88	0.6
4,054	Bank Of America Corp	15,782	165	1.1
937	Berkshire Hathaway Inc	40,920	427	2.8
21	Booking Holdings Inc	7,535	79	0.5
1,078	Bristol-Myers Squibb Co	9,573	100	0.6
271	Caterpillar Inc	7,874	82	0.5
1,008	Chevron Corp	22,587	236	1.5
2,109	Cisco Systems Inc	13,250	138	0.9
2,197	Coca-Cola Co/The	18,738	196	1.3
2,251	Comcast Corp	12,379	129	0.8
423	Eli Lilly & Co	22,273	233	1.5
2,144	Exxon Mobil Corp	33,735	352	2.3
172	Goldman Sachs Group Inc/The	7,842	82	0.5
528	Home Depot Inc/The	21,104	220	1.4
344	Honeywell International Inc	9,138	95	0.6
2,136	Intel Corp	8,822	92	0.6
460	International Business Machines Corp	7,726	81	0.5
142	Intuit Inc	8,361	87	0.6
185	Intuitive Surgical Inc	7,418	77	0.5
1,477	JPMorgan Chase & Co	27,150	283	1.8
223	Linde PLC	10,967	114	0.7
326	Lowe’s Cos Inc	9,010	94	0.6
1,201	Meta Platforms Inc	38,364	400	2.6
668	Morgan Stanley	7,993	83	0.5
232	Netflix Inc	10,170	106	0.7
1,003	Nextera Energy Inc	10,214	107	0.7
650	Nike Inc	10,958	114	0.7
1,234	Nvidia Corp	45,529	475	3.1
799	Oracle Corp	10,064	105	0.7
702	Pepsico Inc	17,823	186	1.2
801	Philip Morris International Inc	10,647	111	0.7
471	Prologis Inc	7,839	82	0.5
590	Qualcomm Inc	9,157	96	0.6
171	S&P Global Inc	8,239	86	0.6
519	Salesforce Inc	13,677	143	0.9
580	Starbucks Corp	8,813	92	0.6
1,398	Tesla Inc	30,542	319	2.1
473	Texas Instruments Inc	10,515	110	0.7
321	Union Pacific Corp	8,358	87	0.6
375	United Parcel Service Inc	8,971	94	0.6
2,099	Verizon Communications Inc	10,834	113	0.7
956	Walt Disney Co/The	13,026	136	0.9
44,452	Other	531,765	5,551	36.0

		$1,480,952	$15,460	100.0%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2023 (Unaudited)

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total

Common Stock	$83,724,059	$—	$100	$83,724,159
Rights	1,011	—	78	1,089
Warrants	—	44	—	44

Total Investments in Securities	$83,725,070	$44	$178	$83,725,292

Other Financial Instruments	Level 1	Level 2	Level 3	Total

OTC Swaps
Total Return Swaps*
Unrealized Appreciation	$—	$15,460	$—	$15,460

Total Securities Sold Short	$—	$15,460	$—	$15,460

(1)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Swap contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
REAL ESTATE FUND
APRIL 30, 2023 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.4%#

	Shares	Value
FINANCIALS — 3.7%
Ellington Financial ‡	389,039	$4,968,028

REAL ESTATE — 90.7%
Acadia Realty Trust ‡	288,799	3,901,674
Alexandria Real Estate Equities ‡	34,122	4,237,270
American Homes 4 Rent, Cl A ‡	138,006	4,590,080
Americold Realty Trust ‡	137,393	4,065,459
Broadstone Net Lease, Cl A ‡	247,416	4,000,717
Camden Property Trust ‡	45,586	5,016,739
CBRE Group, Cl A *	11,681	895,465
CubeSmart ‡	130,650	5,943,268
DigitalBridge Group	500,423	6,220,258
Easterly Government Properties, Cl A ‡	42,666	600,311
Equinix ‡	4,110	2,975,969
Equity LifeStyle Properties ‡	62,836	4,329,400
Independence Realty Trust ‡	370,347	6,166,278
InvenTrust Properties ‡	9,289	209,467
Kilroy Realty ‡	45,717	1,336,765
Lamar Advertising, Cl A ‡	24,362	2,574,576
Life Storage ‡	22,597	3,036,585
National Storage Affiliates Trust ‡	114,817	4,426,195
Prologis ‡	62,732	7,857,183
Public Storage ‡	239	70,464
Retail Opportunity Investments ‡	317,789	4,140,791
Rexford Industrial Realty ‡	78,763	4,392,612
SBA Communications, Cl A ‡	39,150	10,213,843
Sun Communities ‡	49,634	6,895,652
Terreno Realty ‡	90,838	5,594,712
UDR ‡	151,538	6,263,066
Ventas ‡	89,652	4,307,779
Veris Residential *‡	258,594	4,228,012
Welltower ‡	16,612	1,316,003

		119,806,593

Total Common Stock (Cost $146,963,029)		124,774,621

Total Investments in Securities— 94.4% (Cost $146,963,029)		$124,774,621

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

As of April 30, 2023, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

Percentages are based on Net Assets of $132,137,503.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
APRIL 30, 2023 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.9%

	Shares	Value
AUSTRALIA — 4.1%
BHP Group	81,936	$2,431,654
Macquarie Group	17,804	2,171,941
Woodside Energy Group	70,806	1,606,609

		6,210,204

BRAZIL — 1.1%
MercadoLibre *	610	779,269
Natura & Holding *	420,000	931,312

		1,710,581

CANADA — 5.7%
Bank of Montreal	24,193	2,180,825
Canadian National Railway	19,500	2,324,427
Canadian Natural Resources	28,400	1,730,601
Stantec	40,000	2,404,399

		8,640,252

CHINA — 9.1%
Alibaba Group Holding *	106,000	1,120,804
Baidu, Cl A *	41,400	623,149
BeiGene *	46,000	902,703
China Mengniu Dairy	330,000	1,332,069
CSPC Pharmaceutical Group	1,681,002	1,711,760
NetEase	60,215	1,071,972
PDD Holdings ADR *	11,520	785,088
People’s Insurance Group of China	5,360,000	2,108,090
Tencent Holdings	40,600	1,803,294
Weichai Power	710,000	1,049,480
Yum China Holdings	20,200	1,236,210

		13,744,619

DENMARK — 2.7%
Coloplast, Cl B	15,000	2,161,214
Genmab *	4,600	1,890,438

		4,051,652

COMMON STOCK — continued

	Shares	Value
FRANCE — 14.2%
BNP Paribas	33,700	$2,177,479
Dassault Systemes	49,300	2,001,372
Edenred	28,500	1,851,756
Ipsen	16,886	2,047,692
L’Oreal	6,030	2,881,851
LVMH Moet Hennessy Louis Vuitton	3,730	3,587,831
Pernod Ricard	10,260	2,369,548
TotalEnergies	34,000	2,172,606
Vinci	19,740	2,441,673

		21,531,808

GERMANY — 4.6%
Daimler Truck Holding	46,086	1,522,824
Mercedes-Benz Group	33,752	2,632,194
Siemens	17,400	2,868,092

		7,023,110

HONG KONG — 1.1%
CK Asset Holdings	268,000	1,584,718

INDIA — 3.4%
ICICI Bank	181,000	2,041,877
Infosys	112,000	1,728,067
Power Grid Corp of India	485,000	1,410,287

		5,180,231

INDONESIA — 1.3%
Bank Negara Indonesia Persero	2,970,000	1,914,013

JAPAN — 13.1%
Fuji Electric	40,030	1,615,832
Hoya	21,260	2,229,218
Keyence	3,500	1,578,347
Komatsu	87,000	2,163,679
Mitsubishi UFJ Financial Group	256,200	1,603,693
Mitsui Fudosan	83,300	1,654,506
Nippon Telegraph & Telephone	80,820	2,466,139
Seven & i Holdings	49,700	2,252,277
Shin-Etsu Chemical	73,300	2,091,676
Tokio Marine Holdings	108,600	2,183,624

		19,838,991

LUXEMBOURG — 1.2%
ArcelorMittal	61,432	1,745,268

MEXICO — 1.0%
Cemex *	2,609,100	1,568,696

NETHERLANDS — 3.2%
ASML Holding	4,550	2,887,498
Koninklijke Ahold Delhaize	56,141	1,930,397

		4,817,895

NORWAY — 0.8%
Equinor	41,950	1,207,784

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SINGAPORE — 2.5%
CapitaLand Ascott Trust ‡	32,782	$26,534
Capitaland Investment	575,000	1,609,554
United Overseas Bank	104,440	2,218,092

		3,854,180

SOUTH AFRICA — 0.9%
MTN Group	197,541	1,387,491

SOUTH KOREA — 2.2%
KB Financial Group	51,771	1,921,544
Samsung Electronics	28,200	1,387,555

		3,309,099

SPAIN — 3.3%
CaixaBank	445,800	1,650,183
Industria de Diseno Textil	48,000	1,650,090
Mapfre	855,000	1,712,679

		5,012,952

SWEDEN —1.1%
Boliden	46,530	1,662,838

SWITZERLAND —1.6%
Sonova Holding	7,380	2,340,392

TAIWAN — 2.9%
Largan Precision	19,000	1,247,582
Taiwan Semiconductor Manufacturing	195,160	3,195,861

		4,443,443

THAILAND — 0.8%
PTT Exploration & Production PCL	270,000	1,174,784

UNITED KINGDOM — 8.1%
3i Group PLC	101,000	2,247,161
Compass Group PLC	92,000	2,427,058
Lloyds Banking Group PLC	3,825,000	2,323,780
SSE PLC	95,000	2,191,960
Unilever PLC	56,250	3,132,133

		12,322,092

UNITED STATES — 5.9%
Ferguson	11,600	1,639,064
Linde	4,283	1,582,354
Nestle	30,730	3,942,339
Waste Connections	13,000	1,808,303

		8,972,060

Total Common Stock (Cost $135,809,447)		145,249,153

Total Investments in Securities—95.9% (Cost $135,809,447)		$145,249,153

Percentages are based on Net Assets of $151,387,433.

*	Non-income producing security.
‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$6,210,204	$—	$6,210,204
Brazil	1,710,581	—	—	1,710,581
Canada	8,640,252	—	—	8,640,252
China	785,088	12,959,531	—	13,744,619
Denmark	—	4,051,652	—	4,051,652
France	—	21,531,808	—	21,531,808
Germany	—	7,023,110	—	7,023,110
Hong Kong	—	1,584,718	—	1,584,718
India	—	5,180,231	—	5,180,231
Indonesia	—	1,914,013	—	1,914,013
Japan	—	19,838,991	—	19,838,991
Luxembourg	—	1,745,268	—	1,745,268
Mexico	1,568,696	—	—	1,568,696
Netherlands	—	4,817,895	—	4,817,895
Norway	—	1,207,784	—	1,207,784
Singapore	26,534	3,827,646	—	3,854,180
South Africa	—	1,387,491	—	1,387,491
South Korea	—	3,309,099	—	3,309,099
Spain	—	5,012,952	—	5,012,952
Sweden	—	1,662,838	—	1,662,838
Switzerland	—	2,340,392	—	2,340,392
Taiwan	—	4,443,443	—	4,443,443
Thailand	—	1,174,784	—	1,174,784
United Kingdom	—	12,322,092	—	12,322,092
United States	3,390,657	5,581,403	—	8,972,060

Total Common Stock	16,121,808	129,127,345	—	145,249,153

Total Investments in Securities	$16,121,808	$129,127,345	$—	$145,249,153

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

APRIL 30, 2023 (Unaudited)

Glossary:

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

CLO — Collateralized Loan Obligation

ETF — Exchange Traded Fund

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

S&P — Standard & Poor’s

Ser — Series

SOFR — Secured Overnight Financing Rate

SPDR— Standard & Poor’s Depositary Receipt

TSFR — Term Secured Overnight Financing Rate

Currency Abbreviation

USD — United States Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2023
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Limited Duration Fund	Core Bond Fund	Long/Short Equity Fund	Large Cap Value Fund	Large Cap Growth Fund
Assets:
Investments in securities, at value†	$154,433,870	$164,897,226	$46,552,332	$140,533,412	$134,593,224
Foreign currency, at value††	–	–	864	–	–
Cash	7,548,352	4,313,305	55,426,652	6,301,104	6,348,370
Dividends and Interest receivable	1,328,429	1,355,146	195,559	105,694	88,906
Receivable for capital shares sold	42,266	77,900	41,844	51,086	55,369
Tax reclaim receivable	–	–	–	12,772	3,016
Prepaid expenses	22,064	22,716	18,767	21,464	21,070

Total Assets	163,374,981	170,666,293	102,236,018	147,025,532	141,109,955

Liabilities:
Securities sold short, at value†††	–	–	26,556,367	–	–
Payable for investment securities purchased	3,002,227	–	–	–	1,847,333
Payable for capital shares redeemed	–	21,746	16,421	18,366	20,281
Audit fees payable	18,659	13,459	10,880	10,880	10,880
Printing fees payable	14,021	15,264	6,114	13,506	11,881
Transfer Agent fees payable	7,352	7,822	3,616	7,297	7,596
Investment Adviser fees payable	37,469	39,835	71,122	82,078	78,021
Payable due to administrator	8,113	8,650	3,809	7,393	6,985
Chief Compliance Officer fees payable	2,226	2,358	610	1,946	1,618
Shareholder servicing fees payable (Class S Shares)	29	200	–	53	479
Accrued expenses	20,576	17,918	12,204	6,016	5,451

Total Liabilities	3,110,672	127,252	26,681,143	147,535	1,990,525

Net Assets	$160,264,309	$170,539,041	$75,554,875	$146,877,997	$139,119,430

† Cost of securities	$158,365,192	$179,669,780	$45,828,480	$118,457,825	$112,146,250
†† Cost of foreign currency	–	–	28	–	–
††† Proceeds from securities sold short	–	–	(26,812,454)	–	–

Net Assets:
Paid-in Capital	$165,780,740	$190,467,528	$74,407,770	$128,531,849	$131,584,634
Total Distributable Earnings / (Loss)	(5,516,431)	(19,928,487)	1,147,105	18,346,148	7,534,796

Net Assets	$160,264,309	$170,539,041	$75,554,875	$146,877,997	$139,119,430

I Shares:
Net Assets	$160,027,628	$169,596,982	$75,554,875	$146,431,642	$137,725,043
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	16,690,266	19,084,191	7,216,330	10,346,923	10,082,383
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$9.59	$8.89	$10.47	$14.15	$13.66
Class S Shares:
Net Assets	$236,681	$942,059	N/A	$446,355	$1,394,387
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	24,700	106,114	N/A	31,541	102,628
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$9.58	$8.88	N/A	$14.15	$13.59

      N/A Not Applicable.

      Amounts designated as “—” are $0 or round to $0.

*     Redemption price per share may vary depending on the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2023
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Small Cap Fund	U.S. All Cap Index Fund	Real Estate Fund	International Equity Fund
Assets:
Investments in securities, at value†	$117,185,998	$83,725,292	$124,774,621	$145,249,153
Foreign currency, at value††	–	–	76	149,850
OTC Swap Contracts, at value†††	–	15,460	–	–
Cash	6,227,345	1,329,875	6,389,026	5,039,139
Cash held as collateral for equity swaps (Note 2)	–	300,000	–	–
Receivable for investment securities sold	264,873	1,560	954,911	–
Dividends and Interest receivable	54,802	64,333	142,131	505,265
Receivable for capital shares sold	34,505	8,406	18,657	85,920
Receivable due from Investment Adviser	–	4,255	–	–
Tax reclaim receivable	–	612	12,942	538,702
Prepaid expenses	22,950	90,758	16,636	27,705

Total Assets	123,790,473	85,540,551	132,309,000	151,595,734

Liabilities:
Payable for investment securities purchased	372,084	–	–	–
Unrealized loss on foreign currency spot contracts	–	–	–	9
Payable for capital shares redeemed	20,560	101	38,709	15,489
Printing fees payable	11,988	6,655	12,348	13,003
Transfer Agent fees payable	7,480	3,558	6,854	7,453
Audit fees payable	5,680	10,880	10,880	10,880
Investment Adviser fees payable	74,507	–	84,325	107,884
Payable due to administrator	6,290	4,255	6,645	7,658
Chief Compliance Officer fees payable	1,661	478	1,890	1,932
Shareholder servicing fees payable (Class S Shares)	628	–	–	153
Payable due to trustees	–	–	936	–
Accrued Foreign Capital Gains Tax on Appreciated Securities	–	–	–	39,527
Accrued expenses	6,757	10,161	8,910	4,313

Total Liabilities	507,635	36,088	171,497	208,301

Net Assets	$123,282,838	$85,504,463	$132,137,503	$151,387,433

† Cost of securities	$110,385,133	$83,534,141	$146,963,029	$135,809,447
†† Cost of foreign currency	–	–	79	149,794
†††Premiums received from OTC swap contracts	–	–	–	–

Net Assets:
Paid-in Capital	$117,922,808	$84,825,754	$161,173,948	$154,927,003
Total Distributable Earnings / (Loss)	5,360,030	678,709	(29,036,445)	(3,539,570)

Net Assets	$123,282,838	$85,504,463	$132,137,503	$151,387,433

I Shares:
Net Assets	$123,226,145	$85,504,463	$132,137,503	$151,220,176
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	11,113,255	6,718,823	16,631,590	13,442,925
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$11.09	$12.73	$7.94	$11.25
Class S Shares:
Net Assets	$56,693	N/A	N/A	$167,257
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	5,136	N/A	N/A	14,915
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$11.04	N/A	N/A	$11.21

      N/A Not Applicable.

      Amounts designated as “—” are $0 or round to $0.

*    Redemption price per share may vary depending on the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
FOR THE PERIOD ENDED
APRIL 30, 2023
(Unaudited)

STATEMENTS OF OPERATIONS

	Limited Duration Fund	Core Bond Fund	Long/Short Equity Fund	Large Cap Value Fund	Large Cap Growth Fund
Investment Income
Interest	$2,074,937	$2,875,535	$1,053,828	$107,155	$124,050
Dividends	–	–	471,970	1,639,008	667,387
Less: Foreign Taxes Withheld	–	–	(5,397)	(30,135)	–

Total Investment Income	2,074,937	2,875,535	1,520,401	1,716,028	791,437

Expenses
Investment Advisory Fees	300,564	318,671	446,003	423,331	372,703
Administration Fees	54,487	57,711	25,904	51,298	44,952
Trustees’ Fees	6,363	6,649	2,924	5,867	5,116
Chief Compliance Officer Fees	2,852	2,996	1,432	2,685	2,380
Shareholder Servicing Fees (Class S Shares)	112	459	–	215	602
Transfer Agent Fees	24,350	24,846	12,895	23,696	22,894
Pricing Fees	17,219	18,521	1,243	1,919	1,282
Registration & Filing Fees	15,097	15,608	11,362	16,572	14,913
Audit Fees	14,678	14,678	12,100	12,100	12,100
Printing Fees	13,366	13,660	6,166	11,997	10,482
Legal Fees	12,544	13,088	6,554	11,755	10,432
Custodian Fees	2,755	2,726	24,332	1,638	1,458
Dividend Expense	–	–	200,914	–	–
Other Expenses	13,888	14,542	6,829	12,867	11,338

Total Expenses	478,275	504,155	758,658	575,940	510,652

Recovery of Investment Advisory fees previously waived (Note 7)	–	–	–	59,279	49,008
Less:
Investment Advisory Fees Waiver	(102,383)	(105,518)	(22,525)	–	–

Net Expenses	375,892	398,637	736,133	635,219	559,660

Net Investment Income	1,699,045	2,476,898	784,268	1,080,809	231,777

Net Realized Gain/(Loss) on:
Investments	(991,076)	(1,434,311)	940,399	(3,641,789)	(12,126,695)
Securities Sold Short	–	–	(786,430)	–	–
Purchased Option Contracts	–	–	69,813	–	–
Foreign Currency Transactions	–	–	2,724	–	–

Net Realized Gain (Loss)	(991,076)	(1,434,311)	226,506	(3,641,789)	(12,126,695)

Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	3,662,381	8,561,161	649,679	8,622,795	25,779,344
Securities Sold Short	–	–	(1,570,153)	–	–
Purchased Option Contracts	–	–	(249,243)	–	–
Translation of Other Assets and Liabilities Denominated in Foreign Currencies	–	–	(56,271)	–	–

Net Change in Unrealized Appreciation/(Depreciation)	3,662,381	8,561,161	(1,225,988)	8,622,795	25,779,344

Net Realized and Unrealized Gain (Loss)	2,671,305	7,126,850	(999,482)	4,981,006	13,652,649

Net Increase (Decrease) in Net Assets from Operations	$4,370,350	$9,603,748	$(215,214)	$6,061,815	$13,884,426

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
FOR THE PERIOD ENDED
APRIL 30, 2023
(Unaudited)

STATEMENTS OF OPERATIONS

	Small Cap Fund	U.S. All Cap Index Fund	Real Estate Fund	International Equity Fund
Investment Income
Dividends	$952,024	$627,319	$1,959,580	$2,262,878
Interest	104,316	59,507	154,592	112,118
Less: Foreign Taxes Withheld	(9,780)	(1,237)	–	(131,463)

Total Investment Income	1,046,560	685,589	2,114,172	2,243,533

Expenses
Investment Advisory Fees	449,411	75,391	544,759	645,855
Administration Fees	45,112	27,268	46,599	52,101
Trustees’ Fees	5,223	3,082	5,280	5,811
Chief Compliance Officer Fees	2,429	1,698	2,354	2,746
Shareholder Servicing Fees (Class S Shares)	30	–	–	82
Transfer Agent Fees	23,086	12,817	19,078	23,853
Registration & Filing Fees	14,924	13,582	14,600	15,056
Audit Fees	12,100	12,100	12,100	12,100
Printing Fees	10,759	6,708	10,890	12,481
Legal Fees	10,642	6,867	10,809	11,841
Custodian Fees	2,368	8,163	1,357	10,171
Pricing Fees	2,181	20,198	2,830	2,070
Other Expenses	12,139	7,323	11,430	13,196

Total Expenses	590,404	195,197	682,086	807,363

Recovery of Investment Advisory fees previously waived (Note 7)	51,867	–	–	–
Less:
Investment Advisory Fees Waiver	–	(75,391)	(41,189)	(17,888)
Reimbursement from Adviser	–	(25,566)	–	–

Net Expenses	642,271	94,240	640,897	789,475

Net Investment Income	404,289	591,349	1,473,275	1,454,058

Net Realized Gain/(Loss) on:
Investments	(809,153)	211,047	(6,390,364)	(3,137,106)
Foreign Capital Gains Tax	–	–	–	(2,143)
Swap Contracts	–	203,799	–	–
Foreign Currency Transactions	–	–	(37)	(44,654)

Net Realized Gain (Loss)	(809,153)	414,846	(6,390,401)	(3,183,903)

Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	(173,407)	5,202,081	11,456,884	24,358,043
Foreign Capital Gains Tax on Appreciated Securities	–	–	–	32,492
Swap Contracts	–	(55,941)	–	–
Translation of Other Assets and Liabilities Denominated in Foreign Currencies	–	–	1,341	32,216

Net Change in Unrealized Appreciation/(Depreciation)	(173,407)	5,146,140	11,458,225	24,422,751

Net Realized and Unrealized Gain (Loss)	(982,560)	5,560,986	5,067,824	21,238,848

Net Increase (Decrease) in Net Assets from Operations	$(578,271)	$6,152,335	$6,541,099	$22,692,906

Amounts designated as “ --” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$1,699,045	$1,750,407
Net Realized Loss	(991,076)	(1,531,022)
Net Change in Unrealized Appreciation (Depreciation)	3,662,381	(7,560,380)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,370,350	(7,340,995)

Distributions:
I Shares	(1,568,122)	(1,734,634)
Class S Shares	(2,244)	(2,265)

Total Distributions	(1,570,366)	(1,736,899)

Capital Share Transactions:
I Shares
Issued	21,101,546	46,056,282
Reinvestment of Dividends	1,274,861	1,588,205
Redemption Fees — Note 2	7	90
Redeemed	(7,703,775)	(35,025,079)

Net Increase in Net Assets from I Shares Transactions	14,672,639	12,619,498

Class S Shares
Issued	22,428	207,457
Reinvestment of Dividends	2,244	2,265
Redeemed	(5,170)	(62,416)

Net Increase in Net Assets from Class S Shares Transactions	19,502	147,306

Net Increase in Net Assets from Capital Share Transactions	14,692,141	12,766,804

Total Increase in Net Assets	17,492,125	3,688,910
Net Assets:
Beginning of Period/Year	142,772,184	139,083,274

End of Period/Year	$160,264,309	$142,772,184

Share Transactions:
I Shares
Issued	2,218,052	4,720,367
Reinvestment of Dividends	134,213	164,416
Redeemed	(809,687)	(3,613,272)

Total Increase in I Shares	1,542,578	1,271,511

Class S Shares
Issued	2,359	20,885
Reinvestment of Dividends	236	235
Redeemed	(542)	(6,361)

Total Increase in Class S Shares	2,053	14,759

Net Increase in Shares Outstanding	1,544,631	1,286,270

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$2,476,898	$3,650,290
Net Realized Loss	(1,434,311)	(3,982,342)
Net Change in Unrealized Appreciation (Depreciation)	8,561,161	(26,754,976)

Net Increase (Decrease) in Net Assets Resulting from Operations	9,603,748	(27,087,028)

Distributions:
I Shares	(2,427,979)	(3,609,383)
Class S Shares	(13,444)	(23,265)

Total Distributions	(2,441,423)	(3,632,648)

Capital Share Transactions:
I Shares
Issued	25,161,119	54,586,639
Reinvestment of Dividends	1,798,359	3,194,988
Redemption Fees — Note 2	420	85
Redeemed	(9,816,969)	(18,336,655)

Net Increase in Net Assets from I Shares Transactions	17,142,929	39,445,057

Class S Shares
Issued	30,083	140,622
Reinvestment of Dividends	13,444	23,264
Redeemed	(26,850)	(227,088)

Net Increase (Decrease) in Net Assets from Class S Shares Transactions	16,677	(63,202)

Net Increase in Net Assets from Capital Share Transactions	17,159,606	39,381,855

Total Increase in Net Assets	24,321,931	8,662,179
Net Assets:
Beginning of Period/Year	146,217,110	137,554,931

End of Period/Year	$170,539,041	$146,217,110

Share Transactions:
I Shares
Issued	2,863,800	5,676,882
Reinvestment of Dividends	205,746	341,279
Redeemed	(1,114,392)	(1,971,860)

Total Increase in I Shares	1,955,154	4,046,301

Class S Shares
Issued	3,426	14,642
Reinvestment of Dividends	1,540	2,488
Redeemed	(3,042)	(23,821)

Total Increase (Decrease) in Class S Shares	1,924	(6,691)

Net Increase in Shares Outstanding	1,957,078	4,039,610

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$784,268	$241,776
Net Realized Gain	226,506	7,311,328
Net Change in Unrealized Depreciation	(1,225,988)	(199,081)

Net Increase (Decrease) in Net Assets Resulting from Operations	(215,214)	7,354,023

Distributions:
I Shares	(5,299,278)	(128,619)

Total Distributions	(5,299,278)	(128,619)

Capital Share Transactions:
I Shares
Issued	20,399,911	32,513,178
Reinvestment of Dividends	4,958,655	95,236
Redemption Fees — Note 2	25,426	500
Redeemed	(10,816,874)	(6,636,592)

Net Increase in Net Assets from I Shares Transactions	14,567,118	25,972,322

Net Increase in Net Assets from Capital Share Transactions	14,567,118	25,972,322

Total Increase in Net Assets	9,052,626	33,197,726
Net Assets:
Beginning of Period/Year	66,502,249	33,304,523

End of Period/Year	$75,554,875	$66,502,249

Share Transactions:
I Shares
Issued	1,882,323	3,014,527
Reinvestment of Dividends	463,851	8,733
Redeemed	(997,799)	(604,755)

Total Increase in I Shares	1,348,375	2,418,505

Net Increase in Shares Outstanding	1,348,375	2,418,505

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$1,080,809	$1,499,447
Net Realized Gain (Loss)	(3,641,789)	5,981,275
Net Change in Unrealized Appreciation (Depreciation)	8,622,795	(16,589,648)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,061,815	(9,108,926)

Distributions:
I Shares	(7,129,426)	(7,416,280)
Class S Shares	(21,671)	(26,852)

Total Distributions	(7,151,097)	(7,443,132)

Capital Share Transactions:
I Shares
Issued	17,659,053	42,369,423
Reinvestment of Dividends	6,858,086	7,254,739
Redemption Fees — Note 2	111	117
Redeemed	(14,407,998)	(20,798,324)

Net Increase in Net Assets from I Shares Transactions	10,109,252	28,825,955

Class S Shares
Issued	16,467	29,075
Reinvestment of Dividends	21,671	26,851
Redeemed	(7,561)	(56,222)

Net Increase (Decrease) in Net Assets from Class S Shares Transactions	30,577	(296)

Net Increase in Net Assets from Capital Share Transactions	10,139,829	28,825,659

Total Increase in Net Assets	9,050,547	12,273,601
Net Assets:
Beginning of Period/Year	137,827,450	125,553,849

End of Period/Year	$146,877,997	$137,827,450

Share Transactions:
I Shares
Issued	1,255,139	2,828,992
Reinvestment of Dividends	501,394	474,429
Redeemed	(1,023,446)	(1,381,779)

Total Increase in I Shares	733,087	1,921,642

Class S Shares
Issued	1,170	1,970
Reinvestment of Dividends	1,585	1,755
Redeemed	(546)	(3,778)

Total Increase (Decrease) in Class S Shares	2,209	(53)

Net Increase in Shares Outstanding	735,296	1,921,589

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income (Loss)	$231,777	$(192,678)
Net Realized Loss	(12,126,695)	(2,759,609)
Net Change in Unrealized Appreciation (Depreciation)	25,779,344	(39,064,404)

Net Increase (Decrease) in Net Assets Resulting from Operations	13,884,426	(42,016,691)

Distributions:
I Shares	(162,548)	(17,141,415)
Class S Shares	(1,089)	(201,922)

Total Distributions	(163,637)	(17,343,337)

Return of Capital:
I Shares	—	(18,979)
Class S Shares	—	(224)

Total Return of Capital	—	(19,203)

Capital Share Transactions:
I Shares
Issued	19,612,050	35,905,713
Reinvestment of Dividends	119,383	17,123,720
Redemption Fees — Note 2	577	53
Redeemed	(12,011,421)	(16,596,433)

Net Increase in Net Assets from I Shares Transactions	7,720,589	36,433,053
Class S Shares
Issued	145,393	114,817
Reinvestment of Dividends	1,089	202,145
Redeemed	(47,682)	(120,372)

Net Increase in Net Assets from Class S Shares Transactions	98,800	196,590

Net Increase in Net Assets from Capital Share Transactions	7,819,389	36,629,643

Total Increase (Decrease) in Net Assets	21,540,178	(22,749,588)
Net Assets:
Beginning of Period/Year	117,579,252	140,328,840

End of Period/Year	$139,119,430	$117,579,252

Share Transactions:
I Shares
Issued	1,558,331	2,451,770
Reinvestment of Dividends	9,103	998,239
Redeemed	(955,755)	(1,063,551)

Total Increase in I Shares	611,679	2,386,458

Class S Shares
Issued	11,156	8,054
Reinvestment of Dividends	83	11,835
Redeemed	(3,766)	(8,066)

Total Increase in Class S Shares	7,473	11,823

Net Increase in Shares Outstanding	619,152	2,398,281

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$404,289	$280,241
Net Realized Gain (Loss)	(809,153)	1,367,624
Net Change in Unrealized Depreciation	(173,407)	(27,097,842)

Net Decrease in Net Assets Resulting from Operations	(578,271)	(25,449,977)

Distributions:
I Shares	(1,691,126)	(14,031,380)
Class S Shares	(813)	(8,390)

Total Distributions	(1,691,939)	(14,039,770)

Capital Share Transactions:
I Shares
Issued	9,408,255	28,009,236
Reinvestment of Dividends	1,596,402	13,992,373
Redemption Fees — Note 2	3	23
Redeemed	(7,898,555)	(9,330,414)

Net Increase in Net Assets from I Shares Transactions	3,106,105	32,671,218

Class S Shares
Issued	5,691	27,422
Reinvestment of Dividends	813	8,390
Redemption Fees — Note 2	—	1
Redeemed	(9,787)	(684,907)

Net Decrease in Net Assets from Class S Shares Transactions	(3,283)	(649,094)

Net Increase in Net Assets from Capital Share Transactions	3,102,822	32,022,124

Total Increase (Decrease) in Net Assets	832,612	(7,467,623)
Net Assets:
Beginning of Period/Year	122,450,226	129,917,849

End of Period/Year	$123,282,838	$122,450,226

Share Transactions:
I Shares
Issued	835,022	2,207,228
Reinvestment of Dividends	146,214	1,027,865
Redeemed	(699,427)	(715,761)

Total Increase in I Shares	281,809	2,519,332

Class S Shares
Issued	507	2,005
Reinvestment of Dividends	75	619
Redeemed	(894)	(44,976)

Total Decrease in Class S Shares	(312)	(42,352)

Net Increase in Shares Outstanding	281,497	2,476,980

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$591,349	$729,903
Net Realized Gain	414,846	34,241
Net Change in Unrealized Appreciation (Depreciation)	5,146,140	(13,086,192)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,152,335	(12,322,048)

Distributions:
I Shares	(617,611)	(1,049,998)

Total Distributions	(617,611)	(1,049,998)

Capital Share Transactions:
I Shares
Issued	19,034,556	43,769,763
Reinvestment of Dividends	547,727	1,008,008
Redemption Fees — Note 2	72	73
Redeemed	(3,967,260)	(7,544,316)

Net Increase in Net Assets from I Shares Transactions	15,615,095	37,233,528

Net Increase in Net Assets from Capital Share Transactions	15,615,095	37,233,528

Total Increase in Net Assets	21,149,819	23,861,482

Net Assets:
Beginning of Period/Year	64,354,644	40,493,162

End of Period/Year	$85,504,463	$64,354,644

Share Transactions:
I Shares
Issued	1,563,527	3,188,582
Reinvestment of Dividends	45,551	75,872
Redeemed	(325,418)	(571,824)

Total Increase in I Shares	1,283,660	2,692,630

Net Increase in Shares Outstanding	1,283,660	2,692,630

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$1,473,275	$1,254,548
Net Realized Gain (Loss)	(6,390,401)	10,382,652
Net Change in Unrealized Appreciation (Depreciation)	11,458,225	(34,576,655)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,541,099	(22,939,455)

Distributions:
I Shares	(11,364,230)	(24,653,093)

Total Distributions	(11,364,230)	(24,653,093)

Capital Share Transactions:
I Shares
Issued	7,233,596	28,552,158
Reinvestment of Dividends	11,183,696	24,616,175
Redemption Fees — Note 2	2,752	35
Redeemed	(1,996,494)	(4,916,200)

Net Increase in Net Assets from I Shares Transactions	16,423,550	48,252,168

Net Increase in Net Assets from Capital Share Transactions	16,423,550	48,252,168

Total Increase in Net Assets	11,600,419	659,620
Net Assets:
Beginning of Period/Year	120,537,084	119,877,464

End of Period/Year	$132,137,503	$120,537,084

Share Transactions:
I Shares
Issued	888,904	2,705,592
Reinvestment of Dividends	1,453,297	2,309,173
Redeemed	(249,026)	(491,572)

Total Increase in I Shares	2,093,175	4,523,193

Net Increase in Shares Outstanding	2,093,175	4,523,193

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$1,454,058	$3,321,716
Net Realized Loss	(3,183,903)	(10,579,273)
Net Change in Unrealized Appreciation (Depreciation)	24,422,751	(36,678,494)

Net Increase (Decrease) in Net Assets Resulting from Operations	22,692,906	(43,936,051)

Distributions:
I Shares	(700,514)	(15,800,098)
Class S Shares	(703)	(14,183)

Total Distributions	(701,217)	(15,814,281)

Return of Capital:
I Shares	—	(31,908)
Class S Shares	—	(35)

Total Return of Capital	—	(31,943)

Capital Share Transactions:
I Shares
Issued	15,432,687	33,181,631
Reinvestment of Dividends	607,300	15,620,528
Redemption Fees — Note 2	379	435
Redeemed	(9,099,819)	(17,318,094)

Net Increase in Net Assets from I Shares Transactions	6,940,547	31,484,500

Class S Shares
Issued	8,613	91,760
Reinvestment of Dividends	703	14,218
Redeemed	(10,183)	(5,294)

Net Increase (Decrease) in Net Assets from Class S Shares Transactions	(867)	100,684

Net Increase in Net Assets from Capital Share Transactions	6,939,680	31,585,184

Total Increase (Decrease) in Net Assets	28,931,369	(28,197,091)
Net Assets:
Beginning of Period/Year	122,456,064	150,653,155

End of Period/Year	$151,387,433	$122,456,064

Share Transactions:
I Shares
Issued	1,455,564	2,754,189
Reinvestment of Dividends	55,480	1,228,759
Redeemed	(831,438)	(1,546,111)

Total Increase in I Shares	679,606	2,436,837

Class S Shares
Issued	799	6,941
Reinvestment of Dividends	65	1,139
Redeemed	(943)	(487)

Total Increase (Decrease) in Class S Shares	(79)	7,593

Net Increase in Shares Outstanding	679,527	2,444,430

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions	Redemption Fees**		Net Asset Value, End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover †

Limited Duration Fund‡

I Shares^(1)

2023@	$9.41	$0.11	$0.17	$0.28	$(0.10)	$–	$–	$(0.10)	$	–#	$9.59	2.97%	$160,027	0.50%	0.64%	2.26%	21%

2022	$10.02	$0.12	$(0.61)	$(0.49)	$(0.11)	$(0.01)	$–	$(0.12)	$	–#	$9.41	(4.94)%	$142,559	0.50%	0.66%	1.22%	46%

2021	$10.09	$0.11	$(0.07)	$0.04	$(0.11)	$–	$–	$(0.11)	$	–#	$10.02	0.43%	$139,004	0.50%	0.71%	1.05%	59%

2020	$10.00	$0.20	$0.10	$0.30	$(0.21)	$–	$–	$(0.21)		$–	$10.09	3.00%	$118,637	0.50%	0.80%	1.96%	49%

2019	$9.79	$0.25	$0.21	$0.46	$(0.25)	$–	$–	$(0.25)		$–	$10.00	4.76%	$100,482	0.50%	0.82%	2.48%	76%

2018	$9.96	$0.21	$(0.17)	$0.04	$(0.21)	$–	$–	$(0.21)		$–	$9.79	0.37%	$94,393	0.50%	0.84%	2.12%	79%

Class S Shares

2023@	$9.41	$0.10	$0.16	$0.26	$(0.09)	$–	$–	$(0.09)		$–	$9.58	2.81%	$237	0.60%	0.74%	2.16%	21%

2022	$10.02	$0.11	$(0.61)	$(0.50)	$(0.10)	$(0.01)	$–	$(0.11)		$–	$9.41	(5.03)%	$213	0.60%	0.76%	1.13%	46%

2021	$10.09	$0.10	$(0.07)	$0.03	$(0.10)	$–	$–	$(0.10)		$–	$10.02	0.33%	$79	0.60%	0.81%	0.97%	59%

2020	$10.00	$0.18	$0.11	$0.29	$(0.20)	$–	$–	$(0.20)		$–	$10.09	2.91%	$77	0.60%	0.91%	1.76%	49%

2019	$9.79	$0.24	$0.21	$0.45	$(0.24)	$–	$–	$(0.24)		$–	$10.00	4.66%	$14	0.60%	0.92%	2.38%	76%

2018	$9.96	$0.20	$(0.17)	$0.03	$(0.20)	$–	$–	$(0.20)		$–	$9.79	0.32%	$11	0.58%	0.92%	2.05%	79%

Core Bond Fund

I Shares^(1)

2023@	$8.48	$0.14	$0.40	$0.54	$(0.13)	$–	$–	$(0.13)	$	–#	$8.89	6.43%	$169,597	0.50%	0.63%	3.11%	13%

2022	$10.43	$0.23	$(1.95)	$(1.72)	$(0.23)	$–	$–	$(0.23)	$	–#	$8.48	(16.68)%	$145,334	0.50%	0.66%	2.48%	50%

2021	$10.61	$0.23	$(0.11)	$0.12	$(0.24)	$(0.06)	$–	$(0.30)	$	–#	$10.43	1.12%	$136,400	0.50%	0.71%	2.17%	24%

2020	$10.34	$0.26	$0.30	$0.56	$(0.29)	$–	$–	$(0.29)		$–	$10.61	5.50%	$107,887	0.50%	0.80%	2.49%	39%

2019	$9.55	$0.30	$0.80	$1.10	$(0.31)	$–	$–	$(0.31)		$–	$10.34	11.68%	$91,451	0.50%	0.84%	3.05%	47%

2018	$10.03	$0.27	$(0.48)	$(0.21)	$(0.27)	$–	$–	$(0.27)		$–	$9.55	(2.08)%	$78,267	0.50%	0.87%	2.78%	45%

Class S Shares

2023@	$8.48	$0.13	$0.40	$0.53	$(0.13)	$–	$–	$(0.13)		$–	$8.88	6.26%	$942	0.60%	0.73%	3.01%	13%

2022	$10.41	$0.22	$(1.93)	$(1.71)	$(0.22)	$–	$–	$(0.22)		$–	$8.48	(16.60)%	$883	0.60%	0.76%	2.35%	50%

2021	$10.60	$0.22	$(0.12)	$0.10	$(0.23)	$(0.06)	$–	$(0.29)		$–	$10.41	0.92%	$1,155	0.60%	0.82%	2.07%	24%

2020	$10.33	$0.25	$0.30	$0.55	$(0.28)	$–	$–	$(0.28)		$–	$10.60	5.40%	$1,093	0.60%	0.90%	2.39%	39%

2019	$9.55	$0.29	$0.79	$1.08	$(0.30)	$–	$–	$(0.30)		$–	$10.33	11.46%	$1,128	0.60%	0.94%	2.95%	47%

2018	$10.03	$0.27	$(0.48)	$(0.21)	$(0.27)	$–	$–	$(0.27)		$–	$9.55	(2.14)%	$1,050	0.57%	0.94%	2.77%	45%

Long/Short Equity Fund

I Shares

2023@	$11.33	$0.12	$(0.14)	$(0.02)	$(0.12)	$(0.72)	$–	$(0.84)	$	–#	$10.47	(0.25)%	$75,555	2.06%(2)	2.13%	2.20%	89%

2022	$9.66	$0.05	$1.64	$1.69	$(0.02)	$–	$–	$(0.02)	$	–#	$11.33	17.55%	$66,502	2.06%(2)	2.15%	0.45%	128%

2021	$8.61	$(0.10)	$1.15	$1.05	$–	$–	$–	$–	$	–#	$9.66	12.20%	$33,305	2.28%(3)	2.65%(3)	(1.06)%(3)	97%

2020(4)	$10.00	$(0.03)	$(1.35)	$(1.38)	$–	$–	$(0.01)	$(0.01)		$–	$8.61	(13.78)%	$20,942	1.73%(5)	2.40%(5)	(0.35)%(5)	114%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income		Distributions from Net Realized Capital Gains	Return of Capital		Total Distributions	Redemption Fees**		Net Asset Value, End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover †

Large Cap Value Fund

I Shares^(1)

2023@	$14.29	$0.11	$0.48	$0.59		$(0.11)	$(0.62)		$–	$(0.73)	$	–#	$14.15	4.36%	$146,432	0.90%(6)	0.82%	1.53%	15%

2022	$16.26	$0.17	$(1.21)	$(1.04)		$(0.16)	$(0.77)		$–	$(0.93)	$	–#	$14.29	(6.73)%	$137,408	0.90%(6)	0.84%	1.15%	36%

2021	$11.22	$0.11	$5.06	$5.17		$(0.13)	$–		$–	$(0.13)	$	–#	$16.26	46.23%	$125,076	0.90%	0.90%	0.75%	24%

2020	$12.63	$0.17	$(1.17)	$(1.00)		$(0.17)	$(0.24)		$–	$(0.41)		$–	$11.22	(8.19)%	$70,842	0.90%	1.03%	1.49%	68%

2019	$11.74	$0.20	$1.09	$1.29		$(0.20)	$(0.20)		$–	$(0.40)		$–	$12.63	11.50%	$71,968	0.90%	1.06%	1.66%	41%

2018	$11.75	$0.18	$0.16	$0.34		$(0.18)	$(0.17)		$–	$(0.35)		$–	$11.74	2.77%	$56,851	0.90%	1.11%	1.45%	56%

Class S Shares

2023@	$14.29	$0.10	$0.48	$0.58		$(0.10)	$(0.62)		$–	$(0.72)		$–	$14.15	4.31%	$446	1.00%(6)	0.92%	1.43%	15%

2022	$16.26	$0.16	$(1.22)	$(1.06)		$(0.14)	$(0.77)		$–	$(0.91)		$–	$14.29	(6.83)%	$419	1.00%(6)	0.94%	1.05%	36%

2021	$11.22	$0.10	$5.06	$5.16		$(0.12)	$–		$–	$(0.12)		$–	$16.26	46.09%	$478	1.00%	1.00%	0.67%	24%

2020	$12.63	$0.16	$(1.17)	$(1.01)		$(0.16)	$(0.24)		$–	$(0.40)		$–	$11.22	(8.28)%	$312	1.00%	1.13%	1.38%	68%

2019	$11.74	$0.19	$1.08	$1.27		$(0.18)	$(0.20)		$–	$(0.38)		$–	$12.63	11.40%	$288	1.00%	1.16%	1.56%	41%

2018	$11.75	$0.16	$0.16	$0.32		$(0.16)	$(0.17)		$–	$(0.33)		$–	$11.74	2.64%	$213	1.04%	1.25%	1.32%	56%

Large Cap Growth Fund

I Shares^(1)

2023@	$12.29	$0.02	$1.37	$1.39		$(0.02)	$–		$–	$(0.02)	$	–#	$13.66	11.29%	$137,725	0.90%(6)	0.82%	0.37%	33%

2022	$19.58	$(0.02)	$(4.85)	$(4.87)		$–	$(2.42)	$	–#	$(2.42)	$	–#	$12.29	(28.36)%	$116,416	0.90%(6)	0.87%	(0.15)%	38%

2021	$15.42	$(0.05)	$5.14	$5.09		$–	$(0.93)		$–	$(0.93)	$	–#	$19.58	34.10%	$138,704	0.90%	0.89%	(0.28)%	78%

2020	$12.89	$(0.01)	$3.22	$3.21	$	–#	$(0.68)		$–	$(0.68)		$–	$15.42	25.83%	$88,825	0.90%	1.00%	(0.09)%	93%

2019	$13.23	$0.01	$1.09	$1.10		$(0.01)	$(1.43)		$–	$(1.44)		$–	$12.89	10.94%	$71,182	0.90%	1.05%	0.06%	113%

2018	$12.35	$0.01	$0.97	$0.98		$(0.01)	$(0.09)		$–	$(0.10)		$–	$13.23	8.01%	$59,020	0.90%	1.10%	0.04%	118%

Class S Shares

2023@	$12.23	$0.02	$1.35	$1.37		$(0.01)	$–		$–	$(0.01)		$–	$13.59	11.22%	$1,394	1.00%(6)	0.92%	0.27%	33%

2022	$19.50	$(0.04)	$(4.81)	$(4.85)		$–	$(2.42)	$	–#	$(2.42)		$–	$12.23	(28.39)%	$1,163	1.00%(6)	0.97%	(0.26)%	38%

2021	$15.38	$(0.07)	$5.12	$5.05		$–	$(0.93)		$–	$(0.93)		$–	$19.50	33.93%	$1,625	1.00%	0.99%	(0.37)%	78%

2020	$12.87	$(0.03)	$3.22	$3.19		$–	$(0.68)		$–	$(0.68)		$–	$15.38	25.71%	$1,470	1.00%	1.10%	(0.20)%	93%

2019	$13.22	$–	$1.09	$1.09		$(0.01)	$(1.43)		$–	$(1.44)		$–	$12.87	10.82%	$1,073	1.00%	1.15%	(0.04)%	113%

2018	$12.34	$(0.01)	$0.99	$0.98		$(0.01)	$(0.09)		$–	$(0.10)		$–	$13.22	7.99%	$927	0.97%	1.17%	(0.06)%	118%

Small Cap Fund††

I Shares^(1)

2023@	$11.30	$0.04	$(0.09)	$(0.05)		$(0.07)	$(0.09)		$–	$(0.16)	$	–#	$11.09	(0.47)%	$123,226	1.04%(6)	0.95%	0.65%	18%

2022	$15.54	$0.03	$(2.65)	$(2.62)		$(0.03)	$(1.59)		$–	$(1.62)	$	–#	$11.30	(18.59)%	$122,389	1.05%(6)	0.97%	0.23%	38%

2021	$10.04	$(0.05)	$5.55	$5.50		$–	$–		$–	$–	$	–#	$15.54	54.78%	$129,178	1.05%	1.02%	(0.32)%	61%

2020	$10.49	$(0.02)	$(0.43)	$(0.45)		$–	$–		$–	$–		$–	$10.04	(4.29)%	$81,052	1.05%	1.14%	(0.16)%	107%

2019	$11.39	$(0.02)	$0.29	$0.27		$–	$(1.16)		$(0.01)	$(1.17)		$–	$10.49	4.41%	$88,944	1.05%	1.14%	(0.19)%	65%

2018	$12.30	$(0.01)	$(0.31)	$(0.32)		$(0.01)	$(0.58)		$–	$(0.59)		$–	$11.39	(2.90)%	$80,036	1.05%	1.17%	(0.10)%	92%

Class S Shares

2023@	$11.25	$0.03	$(0.09)	$(0.06)		$(0.06)	$(0.09)		$–	$(0.15)		$–	$11.04	(0.53)%	$57	1.14%(6)	1.05%	0.56%	18%

2022	$15.47	$0.01	$(2.62)	$(2.61)		$(0.02)	$(1.59)		$–	$(1.61)	$	–#	$11.25	(18.61)%	$61	1.13%(6)	1.05%	0.06%	38%

2021	$10.01	$(0.06)	$5.52	$5.46		$–	$–		$–	$–		$–	$15.47	54.55%	$740	1.15%	1.12%	(0.43)%	61%

2020	$10.47	$(0.03)	$(0.43)	$(0.46)		$–	$–		$–	$–		$–	$10.01	(4.39)%	$403	1.15%	1.25%	(0.29)%	107%

2019	$11.37	$(0.03)	$0.29	$0.26		$–	$(1.16)	$	–#	$(1.16)		$–	$10.47	4.36%	$231	1.15%	1.24%	(0.26)%	65%

2018	$12.29	$(0.03)	$(0.31)	$(0.34)	$	–#	$(0.58)		$–	$(0.58)		$–	$11.37	(3.02)%	$320	1.20%	1.32%	(0.25)%	92%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital		Total Distributions	Redemption Fees**		Net Asset Value, End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover †

U.S. All Cap Index Fund

I Shares

2023@	$11.84	$0.10	$0.89	$0.99	$(0.09)	$(0.01)		$–	$(0.10)	$	–#	$12.73	8.39%	$85,504	0.25%	0.52%	1.57%	3%

2022	$14.76	$0.16	$(2.85)	$(2.69)	$(0.15)	$(0.08)		$–	$(0.23)	$	–#	$11.84	(18.39)%	$64,355	0.25%	0.60%	1.24%	4%

2021	$10.18	$0.15	$4.57	$4.72	$(0.14)	$–		$–	$(0.14)		$–	$14.76	46.61%	$40,493	0.25%	0.96%	1.12%	5%

2020(7)	$10.00	$0.12	$0.17	$0.29	$(0.11)	$–		$–	$(0.11)		$–	$10.18	3.08%	$15,989	0.25%	1.78%	1.52%	8%

Real Estate Fund##

I Shares

2023@	$8.29	$0.09	$0.32	$0.41	$(0.11)	$(0.65)		$–	$(0.76)	$	–#	$7.94	5.32%	$132,138	1.00%	1.06%	2.30%	37%

2022	$11.97	$0.09	$(1.49)	$(1.40)	$(0.15)	$(2.13)		$–	$(2.28)	$	–#	$8.29	(15.77)%	$120,537	1.00%	1.07%	0.94%	132%

2021	$8.88	$0.10	$3.35	$3.45	$(0.17)	$(0.19)		$–	$(0.36)		$–	$11.97	39.65%	$119,877	1.00%	1.16%	0.94%	231%

2020	$10.33	$0.13	$(1.34)	$(1.21)	$(0.19)	$(0.05)		$–	$(0.24)		$–	$8.88	(11.74)%	$80,527	1.00%	1.45%	1.42%	232%

2019(8)	$10.00	$0.01	$0.32	$0.33	$–	$–		$–	$–		$–	$10.33	3.30%	$49,010	1.00%	1.96%	0.61%	10%

International Equity Fund

I Shares^(1)

2023@	$9.58	$0.11	$1.61	$1.72	$(0.05)	$–		$–	$(0.05)	$	–#	$11.25	18.00%	$151,220	1.10%	1.12%	2.03%	27%

2022	$14.58	$0.27	$(3.85)	$(3.58)	$(0.27)	$(1.15)	$	–#	$(1.42)		$–	$9.58	(26.80)%	$122,313	1.10%	1.16%	2.34%	50%

2021	$11.05	$0.17	$3.50	$3.67	$(0.14)	$–		$–	$(0.14)	$	–#	$14.58	33.26%	$150,545	1.10%	1.21%	1.21%	55%

2020	$11.20	$0.15	$(0.14)	$0.01	$(0.12)	$–		$(0.04)	$(0.16)		$–	$11.05	0.20%	$87,281	1.10%	1.33%	1.37%	47%

2019	$10.85	$0.21	$0.62	$0.83	$(0.21)	$(0.27)		$–	$(0.48)		$–	$11.20	7.94%	$81,517	1.10%	1.36%	1.93%	49%

2018	$11.80	$0.22	$(0.94)	$(0.72)	$(0.23)	$–		$–	$(0.23)		$–	$10.85	(6.24)%	$67,140	1.10%	1.39%	1.86%	45%

Class S Shares

2023@	$9.55	$0.10	$1.61	$1.71	$(0.05)	$–		$–	$(0.05)		$–	$11.21	17.89%	$167	1.20%	1.22%	1.90%	27%

2022	$14.54	$0.27	$(3.85)	$(3.58)	$(0.26)	$(1.15)	$	–#	$(1.41)		$–	$9.55	(26.88)%	$143	1.20%	1.26%	2.32%	50%

2021	$11.02	$0.16	$3.49	$3.65	$(0.13)	$–		$–	$(0.13)		$–	$14.54	33.16%	$108	1.20%	1.31%	1.14%	55%

2020	$11.18	$0.15	$(0.16)	$(0.01)	$(0.11)	$–		$(0.04)	$(0.15)		$–	$11.02	– %	$62	1.20%	1.42%	1.39%	47%

2019	$10.84	$0.20	$0.61	$0.81	$(0.20)	$(0.27)		$–	$(0.47)		$–	$11.18	7.75%	$157	1.20%	1.46%	1.86%	49%

2018	$11.80	$0.20	$(0.94)	$(0.74)	$(0.22)	$–		$–	$(0.22)		$–	$10.84	(6.44)%	$149	1.24%	1.53%	1.70%	45%

*	Per share data calculated using the average shares method.
**	See Note 2 in the Notes to the Financial Statements.
†

Total return and portfolio turnover are for the period indicated and have not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Effective March 1, 2018, Institutional Shares were renamed as I Shares.
#	Amount is less than $0.005.
##	Effective July 20, 2020, Global Real Estate Fund was renamed as Real Estate Fund.
‡	Effective March 1, 2018, Limited Duration Bond Fund was renamed as Limited Duration Fund.
@	For the six-months or period ended April 30, 2023 (Unaudited). All ratios for the period have been annualized.
††	Effective March 1, 2018, Small Cap Equity Fund was renamed as Small Cap Fund.
(1)	Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Fund.
(2)	The expense ratio includes dividend expense. Had this expense been excluded the ratio would have been 1.50%.
(3)	The expense ratio includes dividend and interest expense. Had this expense been excluded the ratios would have been 1.50%, 1.86%, and (1.85)%.
(4)	Commenced operations on December 2, 2019. All ratios for the period have been annualized.
(5)	The expense ratio includes dividend expense. Had this expense been excluded the ratios would have been 1.50%, 2.17%, and (0.58)%.
(6)	Ratios include previously waived investment advisory fees recovered.
(7)	Commenced operations on December 31, 2019. All ratios for the period have been annualized.
(8)	Commenced operations on September 30, 2019. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2023 (Unaudited)

 NOTES TO FINANCIAL STATEMENTS

1.   Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 65 funds. The financial statements herein are those of the Knights of Columbus Limited Duration Fund (the “Limited Duration Fund”), the Knights of Columbus Core Bond Fund (the “Core Bond Fund”), the Knights of Columbus Long/ Short Equity Fund (the “Long/Short Equity Fund”), the Knights of Columbus Large Cap Value Fund (the “Large Cap Value Fund”), the Knights of Columbus Large Cap Growth Fund (the “Large Cap Growth Fund”), the Knights of Columbus Small Cap Fund (the “Small Cap Fund”), the Knights of Columbus U.S. All Cap Index Fund (the “U.S. All Cap Index Fund”), the Knights of Columbus Real Estate Fund (the “Real Estate Fund”) and the Knights of Columbus International Equity Fund (the “International Equity Fund”) (collectively the “Funds,” individually a “Fund”), each of which is a diversified Fund, except the Large Cap Growth Fund, which is a non-diversified Fund. The investment objective of the Limited Duration Fund and Core Bond Fund is to seek current income and capital preservation. The investment objective of the Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund and International Equity Fund is to seek long-term capital appreciation. The investment objective of the Real Estate Fund is to seek current income and capital appreciation. The U.S. All Cap Index Fund seeks investment results to the performance of an index that measures the investment return of the broad U.S. stock market, excluding companies whose policies and practices are inconsistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”). The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Funds. After the Conversion Date, Investor Shares will no longer be offered by the Funds, and were terminated as a separately designated class of the Funds.

2.   Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2023 (Unaudited)

Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors”) serves as the Funds’ investment adviser (the “Adviser”). Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through a Fair Value Committee (the “Committee”) established by the Adviser and approved new Adviser Fair Value Procedures for the Funds. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board and were implemented through the Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called.

The Funds use Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor when the fair value trigger is met. ICE provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value theirs non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in the corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

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APRIL 30, 2023 (Unaudited)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely- than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Options Written/Purchased — The Long/Short Equity Fund invested in financial options contracts to add return or to hedge their existing portfolio securities. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Long/Short Equity Fund’s Schedule of Investments for details regarding open option contracts as of April 30, 2023.

For the period ended April 30, 2023, the quarterly average balances of options held by the Long/Short Equity Fund was as follows:

Average Quarterly Market Value Contracts Purchased	$10,654

Average Quarterly Market Value Contracts Written	$—

Securities Sold Short — Consistent with Long/Short Equity Fund’s investment objectives, the Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2023 (Unaudited)

with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund’s short positions. As of April 30, 2023, the Long/Short Equity Fund had open short positions as disclosed in the Fund’s Schedule of Investments.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short.

Short sales are collateralized by cash deposits with the prime broker, Wells Fargo Bank, N.A., and pledged securities held at the custodian, Brown Brothers Harriman & Co. The collateral required is determined daily by reference to the market value on short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis and is charged an interest expense at the benchmark rate as defined in the prime brokerage agreement plus 150 basis points on the amount of any shortfall in the required cash margin. During the period, the benchmark rate consisted of the Fed Funds Rate, the ICE LIBOR USD 3 Month Rate, or a blended rate between the Fed Funds Rate and the ICE LIBOR USD 3 Month Rate. These amounts are disclosed as Receivable from Prime Broker on the Statements of Assets and Liabilities.

Long/Short Equity Fund had prime brokerage borrowings throughout the period ended April 30, 2023 as follows:

	Maximum Amount Borrowed	Average Outstanding Balance	Effective Borrowing Rate Paid	Borrowing Cost Paid
USD	$3,765,002	$5,973,542	20.60%	$603,588

Swap Contracts — The Long/Short Equity Fund and the U.S. All Cap Index Fund are authorized to enter into swap contracts, including total return swaps and equity swaps contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument — which may be a single asset, a pool of assets or an index of assets — during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedule of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Fund’s custodian.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy. During the period ended April 30, 2023, the Funds’ swap agreements were with one counterparty, Wells Fargo Bank, N.A.

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APRIL 30, 2023 (Unaudited)

For the period ended April 30, 2023, only the U.S. All Cap Index Fund employed total returns swaps. The quarterly average balances of swap contracts held by the Fund was as follows:

U.S. All Cap Index Fund
Average Quarterly Market Value Balance Long	$2,524,175
Average Quarterly Market Value Balance Short	$(2,433,572)

Cash — Idle cash may be swept into various time deposit accounts and money market sweep accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in REITs — Dividend income from Real Estate Investment Trusts (“REIT”) is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Limited Duration Fund, Core Bond Fund, Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Real Estate Fund and International Equity Fund retain a redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. For the period ended April 30, 2023, the Funds retained fees of $7, $420, $25,426, $111, $577, $3, $72, $2,752 and $379, respectively. For the year ended October 31, 2022, the Funds retained fees of $90, $85, $500, $117, $53, $24, $73, $35 and $435, respectively. Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

3. Derivative Transactions:

The Long/Short Equity Fund and the U.S. All Cap Index Fund held derivatives throughout the period with only one type of exposure to equity risk on derivatives, additional information can be found on the Schedules of Investments, Statements of Assets and Liabilities and the Statements of Operations.

4. Offsetting Assets and Liabilities:

The Funds are required to disclose the impact of offsetting assets and liabilities represented in the Statements of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

The International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and effect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to Over-the-Counter (“OTC”) transactions, the Long/Short Equity Fund and the U.S. All Cap Index Fund have entered into master netting arrangements, established within the Funds’ ISDA Master Agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting marked-to-market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

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APRIL 30, 2023 (Unaudited)

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its respective counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. As of April 30, 2023, the Long/Short Equity Fund did not hold financial instruments or OTC derivatives subject to master netting arrangements.

The following is a summary by counterparty of the market value of swap agreements and collateral (received)/pledged for the U.S. All Cap Index Fund as of April 30, 2023:

Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral (Received) Pledged (1)	Net Amount(2)

$15,460	$ —	$15,460	$(15,460)	$ —	$ —

Gross Amounts not offset in the Statements of
Assets and Liabilities
Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral (Received) Pledged(1)	Net Amount(2)

$ —	$ —	$ —	$ —	$ —	$ —

(1)	Excess collateral pledged is not shown for financial reporting purposes.

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds.

For the period ended April 30, 2023, the Funds were charged the following for these services:

Administration Fees
Limited Duration Fund	$54,487
Core Bond Fund	57,711
Long/Short Equity Fund	25,904
Large Cap Value Fund	51,298
Large Cap Growth Fund	44,952
Small Cap Fund	45,112
U.S. All Cap Index Fund	27,268
Real Estate Fund	46,599
International Equity Fund	52,101

The Trust and the Distribution are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on the average daily net assets of the Funds’ Class S Shares. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders.

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APRIL 30, 2023 (Unaudited)

For the period ended April 30, 2023, the Funds were charged the following rates for these services:
Class S Shares
Limited Duration Fund	0.10%
Core Bond Fund	0.10%
Long/Short Equity Fund	N/A
Large Cap Value Fund	0.10%
Large Cap Growth Fund	0.10%
Small Cap Fund	0.10%
U.S. All Cap Index Fund	N/A
Real Estate Fund	N/A
International Equity Fund	0.10%

DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

Brown Brothers Harriman & Co. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

7. Investment Advisory Agreements and Sub-advisory Agreements:

Under the terms of the Advisory Agreement, the Adviser provides investment advisory services to the Limited Duration Fund, Core Bond Fund, Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Real Estate Fund and International Equity Fund at 0.40%, 0.40%, 1.25%, 0.60%, 0.60%, 0.725%, 0.20%, 0.85%, and 0.90%, respectively, of each Fund’s average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, non-routine expenses and any class-specific expenses (including distribution and/or service (12b-1) fees and shareholder servicing fees) (collectively, “excluded expenses”)) for I Shares and Class S Shares from exceeding certain levels as set forth below until February 28, 2024 (each, a “contractual expense limit”). Refer to Note 1 for the details regarding the termination of the Investor Shares during the period. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2024. Accordingly, the contractual expense limitations for the Limited Duration Fund, Core Bond Fund, Long/ Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Real Estate Fund, and International Equity Fund are 0.50%, 0.50%, 1.50%, 0.90%, 0.90%, 1.05%, 0.25%, 1.00%, and 1.10%, respectively.

In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period. For the period ended April 30, 2023, the Adviser recaptured previously waived fees in Large Cap Value Fund, Large Cap Growth Fund and Small Cap Fund of $59,279, $49,008 and $51,867, respectively.

As of April 30, 2023, fees previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement are as follows:

Fiscal Year	Subject to Repayment until April 30:	Limited Duration Fund	Core Bond Fund	Long/Short Equity Fund	Large Cap Value Fund	Large Cap Growth Fund
2021	2024	$318,869	$305,370	$126,810	$72,783	$52,686
2022	2025	247,778	246,478	75,573	–	6,038
2023	2026	226,632	233,763	47,189	–	21,059

	Total	$793,279	$785,611	$249,572	$72,783	$79,783

Fiscal Year	Subject to Repayment until April 30:	Small Cap Fund	U.S. All Cap Index Fund	Real Estate Fund	International Equity Fund
2021	2024	$–	$221,992	$250,904	$172,649
2022	2025	–	196,792	140,956	100,239
2023	2026	–	206,516	85,672	72,289

	Total	$–	$625,300	$477,532	$345,177

The Trust and the Adviser have entered into an investment advisory agreement dated February 26, 2015, as amended (the “Advisory Agreement”), with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for each Fund and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Board.

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L2 Asset Management, LLC (“L2”) and the Adviser have entered into an investment subadvisory agreement, dated September 10, 2019 (the “L2 Subadvisory Agreement”). Under the terms of the L2 Subadvisory Agreement, L2 serves as the investment subadviser for the Long/Short Equity Fund and U.S. All Cap Index Fund (the “L2 Subadvised Funds”), makes investment decisions for the L2 Subadvised Funds, and administers the investment program of the L2 Subadvised Funds, subject to the supervision of, and policies established by, the Adviser and the Board.

Ranger Global Real Estate Advisors, LLC (“Ranger”) and the Adviser entered into an investment subadvisory agreement, dated July 24, 2019. As a result of a change-in-control of Ranger, an interim subadvisory agreement was signed on October 26, 2021. On February 15, 2022, a shareholder meeting was held whereby the shareholders of the Real Estate Fund voted to approve a new investment subadvisory agreement (the “Ranger Subadvisory Agreement”), which was entered into on that date. Under the terms of the Ranger Subadvisory Agreement, Ranger serves as the investment subadviser for the Real Estate Fund (the “Ranger Subadvised Fund), makes investment decisions for the Ranger Subadvised Fund, and administers the investment program of the Ranger Subadvised Fund, subject to the supervision of, and policies established by, the Adviser and the Board.

For the services provided pursuant to the L2 Subadvisory Agreement and the Ranger Subadvisory Agreement, each of L2 and Ranger, respectively, receives an annual fee from the Adviser at the following annual rates based on the average daily net assets of each L2 Subadvised Fund and the Ranger Subadvised Fund, respectively.

Sub-Adviser Fee Rate
Long/Short Equity Fund	0.25%
U.S. All Cap Index Fund	0.10%
Real Estate Fund	0.60%

8. Investment Transactions:

For the period ended April 30, 2023, the Funds made purchases and sales of investment securities other than short-term securities and in-kind transactions as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales and Maturities
Limited Duration Fund	$—	$3,729,085	$46,598,996	$23,319,178
Core Bond Fund	705,000	11,966,616	44,563,764	6,332,264
Long/Short Equity Fund	44,204,569	38,424,040	–	–
Large Cap Value Fund	21,893,514	21,122,330	–	–
Large Cap Growth Fund	45,731,332	39,595,404	–	–
Small Cap Fund	21,328,847	22,051,959	–	–
U.S. All Cap Index Fund	18,044,252	1,933,726	–	–
Real Estate Fund	54,439,224	45,104,552	–	–
International Equity Fund	41,949,794	36,492,411	–	–

The Long/Short Equity Fund included cost of purchases to cover securities sold short and the proceeds from securities sold short in the amounts of $34,620,107 and $33,258,169, respectively, for the period ended April 30, 2023.

9. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. The permanent differences are primarily related to net operating losses, redemption in-kind, short sale dividends, investments in perpetual bonds, passive foreign investment companies, swaps, REITS income reclassification to capital gain, distribution reclassification, foreign currency gain/loss and paydown gain/loss reclassification. Certain permanent differences are charged or credited to distributable earnings or paid in capital as appropriate, in the period that the differences arise.

The Real Estate Fund has a tax year that ends on December 31. The following tax disclosures are representative as of October 31, 2022, except for the permanent reclassification and components of distributable earnings (accumulated losses), which are as of December 31, 2021. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year-ending December 31, 2022.

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The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Limited Duration Fund
2022	$1,602,802	$134,097	$—	$1,736,899
2021	1,444,208	—	—	1,444,208
Core Bond Fund
2022	3,632,648	—	—	3,632,648
2021	2,793,105	631,763	—	3,424,868
Long/Short Equity Fund
2022	128,619	—	—	128,619
2021	—	—	—	—
Large Cap Value Fund
2022	2,822,266	4,620,866	—	7,443,132
2021	917,311	—	—	917,311
Large Cap Growth Fund
2022	5,715,886	11,627,451	19,203	17,362,540
2021	—	5,638,248	—	5,638,248
Small Cap Fund
2022	2,391,202	11,648,568	—	14,039,770
2021	—	—	—	—
U.S. All Cap Index Fund
2022	870,263	179,735	—	1,049,998
2021	277,894	—	—	277,894
Real Estate Fund(1)
2022	24,305,572	347,521	—	24,653,093
2021	3,319,614	6,366	—	3,325,980
International Equity Fund
2022	4,617,247	11,197,034	31,943	15,846,224
2021	1,262,960	—	—	1,262,960

(1)	The Real Estate Fund has a tax year end of December 31.

As of October 31, 2022, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Loss Deferral	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Limited Duration Fund	$227,062	$—	$(949,770)	$—	$(7,593,703)	$(4)	$(8,316,415)
Core Bond Fund	417,663	—	(4,173,830)	—	(23,334,643)	(2)	(27,090,812)
Long/Short Equity Fund	2,994,699	1,505,129	—	—	2,161,775	(6)	6,661,597
Large Cap Value Fund	78,876	6,047,827	—	—	13,308,729	(2)	19,435,430
Large Cap Growth Fund	—	—	(2,680,711)	(87,529)	(3,417,756)	3	(6,185,993)
Small Cap Fund	—	967,933	—	—	6,662,308	(1)	7,630,240
U.S. All Cap Index Fund	57,135	45,927	—	—	(4,959,072)	(5)	(4,856,015)
Real Estate Fund(1)	3,651,802	1,128,998	—	—	7,671,378	—	12,452,178
International Equity Fund	—	—	(10,491,651)	—	(15,039,612)	4	(25,531,259)

(1)	The Real Estate Fund has a tax year end of December 31.

Late-year loss deferral represents ordinary losses from January 1, 2022 through October 31, 2022, that in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year.

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The Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Limited Duration Fund	$378,485	$571,285	$949,770
Core Bond Fund	2,079,968	2,093,862	4,173,830
Large Cap Growth Fund	2,680,711	—	2,680,711
International Equity Fund	7,940,120	2,551,531	10,491,651

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to investments in passive foreign investment companies and deferred losses from wash sale transactions. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2023, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Limited Duration Fund	$158,365,192	$246,422	$(4,177,744)	$(3,931,322)
Core Bond Fund	179,669,780	407,127	(15,179,681)	(14,772,554)
Long/Short Equity Fund	45,828,480	2,197,236	(1,473,384)	723,852
Large Cap Value Fund	118,457,825	26,780,548	(4,704,961)	22,075,587
Large Cap Growth Fund	112,146,250	25,263,907	(2,816,933)	22,446,974
Small Cap Fund	110,385,133	18,440,618	(11,639,753)	6,800,865
U.S. All Cap Index Fund	83,534,141	7,661,193	(7,470,042)	191,151
Real Estate Fund	146,963,029	1,948,154	(24,136,562)	(22,188,408)
International Equity Fund	135,809,447	14,419,595	(4,979,889)	9,439,706

10. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Catholic Values Investing Risk (All Funds) — Each Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that a Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by any Fund’s investment process will align (or be perceived to align) fully with all of the principles contained in the USCCB Guidelines. The process of screening out companies and maintaining the Restricted Securities List that is based on criteria set forth in the USCCB Guidelines relies in part on third-party information or data that may be inaccurate, unavailable or outdated, which could cause a Fund to inadvertently hold securities of companies that conflict with the USCCB Guidelines. For example, to the extent there are changes to the USCCB Guidelines, there could be a significant delay before the changes are fully incorporated into the screening process and reflected in the Restricted Securities List. This may cause a Fund to be invested for a period of time in companies that conflict with the USCCB Guidelines. Although each Fund’s investment approach seeks to identify and screen out companies that are inconsistent with the USCCB Guidelines, investors may differ in their views of what companies fit within this category of investments. As a result, to the extent an investor intends to invest in a manner consistent with the investor’s interpretation of the USCCB Guidelines, an investment in a Fund may fail to achieve such objective.

Active Management Risk (Core Bond Fund, Limited Duration Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Fund, International Equity Fund, Long/Short Equity Fund, Real Estate Fund) – The Funds are actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing a Fund to lose value or fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges and tax costs, which are ultimately passed on to shareholders of a Fund. Active and frequent trading may also result in adverse tax consequences.

Covered Call Risk (Real Estate Fund) — The Fund may write (i.e., sell) covered call options, a type of derivative instrument. A covered call option is an option in which the Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. Covered call risk is the risk that the issuer of the call option will forgo any profit from increases in the market value of the underlying security covering the call option above the sum of the premium and the strike price of the call but retain the risk of loss if the underlying security declines in value. The Fund will have no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security. A number of factors may influence the option holder’s decision to exercise the option, including the value of the underlying security, price volatility,

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dividend yield and interest rates. To the extent that these factors increase the value of the call option, the option holder is more likely to exercise the option, which may negatively affect the Fund.

Derivatives Risk (Long/Short Equity Fund and U.S. All Cap Index Fund) — The Funds’ use of options and swaps is subject to derivatives risk. Derivatives are often more volatile than other investments and may magnify the Fund’s gains or losses. There are various factors that affect the Fund’s ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. Additionally, some derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Moreover, regulation relating to the Fund’s use of derivatives and related instruments, including Rule 18f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Options. Options involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). If the Fund writes a “covered” call option (i.e., a call option on a security in which the Fund holds a long position), the Fund may not participate fully in a rise in market value of the underlying security. Over-the-counter options also involve counterparty solvency risk.

Swaps. In a swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk and valuation risk. Swaps may also be classified as illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Equity Risk (Large Cap Growth Fund, Large Cap Value Fund, Small Cap Fund, International Equity Fund, Long/Short Equity Fund, U.S. All Cap Index Fund and Real Estate Fund) – Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock, convertible securities, depositary receipts and shares of real estate investment trusts (“REITs”). Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stockholders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time, sometimes rapidly or unpredictability. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a Fund invests will cause the Fund’s net asset value (“NAV”) to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations. Depositary receipts and REITs are discussed elsewhere in this section.

Fixed Income Risk (Limited Duration Fund and Core Bond Fund) – The market values of fixed income investments change in response to interest rate changes and other factors. Interest rates may change as a result of a variety of factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and a Fund’s investments. During periods of rising interest rates, the values of outstanding fixed income securities generally decrease. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market value fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity, and during periods of rising interest rates, certain debt obligations with low interest rates may be extended beyond maturity. A rise in interest rates may also increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Funds. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these market conditions, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact a Fund’s liquidity or force a Fund to sell securities at reduced prices or under unfavorable conditions, therefore reducing the value of the Fund. Very low or negative interest rates may prevent a Fund from generating positive returns and may increase the risk that if followed by rising interest rates the Fund’s performance will be negatively impacted.

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In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.

Foreign/Emerging Markets Securities Risk (International Equity Fund) – Investments in securities of foreign companies (including direct investments as well as investments through depositary receipts) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the Fund’s portfolio. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in the Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses. These risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund may invest in unsponsored American Depositary Receipts (“ADRs”), which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored ADRs generally bear all the costs thereof, and the depositaries of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the issuers of the underlying securities or to pass through voting rights with respect to the underlying securities. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

High Yield Bond Risk (Limited Duration Fund and Core Bond Fund) – High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the issuers of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.

Indexing Strategy/Index Tracking Risk (U.S. All Cap Index Fund) – The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities. The Fund will seek to replicate the Knights of Columbus U.S. All Cap Index® (the “Index”) returns, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. The Fund generally will buy and will not sell a security included in the Index as long as the security is part of the Index regardless of any sudden or material decline in value or foreseeable material decline in value of the security, even though the Sub-Adviser may make a different investment decision for other actively managed accounts or portfolios that hold the security. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index (in absolute terms and by comparison with other indices) and, consequently, the performance, volatility, and risk of the Fund. While the Sub-Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, either as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. Changes in the composition of the Index and regulatory requirements also may impact the Fund’s ability to match the return of the Index. Index tracking risk may be heightened during times of increased market volatility or other unusual market conditions.

Information Technology Sector Risk (Large Cap Growth Fund) — Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Finally, while all companies may be susceptible to network security

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breaches, certain companies in the information technology sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Large Purchase and Redemption Risk (All Funds) – Large purchases or redemptions of a Fund’s shares may affect such Fund, since the Fund may be required to sell portfolio securities if it experiences redemptions, and the Fund will need to invest additional cash that it receives. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund management or performance to the extent a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The investment managers are committed to minimizing the impact of such transactions on a Fund, and may seek to effect the transactions in-kind, to the extent consistent with pursuing the investment objective of such Fund.

Market Risk (All Funds) — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. A Fund’s NAV per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, social, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any public health emergencies (such as the spread of infectious diseases, epidemics, and pandemics), natural disasters and other similar events, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. Additionally, governmental authorities and regulators are responding to the COVID-19 pandemic with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in, and may in the future result in, negative interest rates. These actions, including their possible unexpected or sudden discontinuance, reversal or potential ineffectiveness (including if the actions are perceived by investors as unlikely to achieve the desired results), could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty and adversely affect the value of a Fund’s investments and the performance of the Fund. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.

Mortgage-Backed and Asset-Backed Securities Risk (Limited Duration Fund and Core Bond Fund) — Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage re-financings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates.

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds Risk (Limited Duration Fund and Core Bond Fund) — Municipal bonds are fixed income securities issued by state or local governments or their agencies to finance capital expenditures and operations. The obligation to pay principal and interest on municipal bonds may be a general obligation of the state or local government or may be supported only by an agency or a particular source of revenues. Therefore, municipal bonds vary in credit quality. Municipal bonds, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal bonds, to pay interest and principal on municipal bonds. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Also, there may be economic or political changes

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that impact the ability of issuers of municipal bonds to repay principal and to make interest payments. Any changes in the financial condition of municipal issuers may also adversely affect the value of a Fund’s securities.

Non-Diversified Risk (Large Cap Growth Fund) — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Quantitative Investing Risk (Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund and International Equity Fund) — There is no guarantee that the use of quantitative models, algorithms, methods or other similar techniques, and the investments selected based on such techniques, will perform as expected, produce the desired results or enable a Fund to achieve its investment objective. A Fund may be adversely affected by imperfections, errors or limitations in construction and implementation (for example, limitations in a model, proprietary or third-party data imprecision or unavailability, software or other technology malfunctions, or programming inaccuracies) and the Adviser’s ability to monitor and timely adjust the metrics or update the data or features underlying the model, algorithm or other similar analytical tools (“quantitative tools”). A Fund may also be adversely affected by the Adviser’s ability to make accurate qualitative judgments regarding the quantitative tool’s output or operational complications relating to any quantitative tool. Thus, a Fund is subject to the risk that any quantitative tools used by the Adviser will not be successful as to, for example, selecting or weighting investment positions, and that these tools may not perform as expected.

Real Estate Investment Trusts Risk (U.S. All Cap Index Fund and Real Estate Fund) — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, as discussed elsewhere in this section. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Real Estate Sector Risk (Real Estate Fund) — Securities of companies principally engaged in the real estate sector may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and quality of credit extended. In addition, the performance of the economy in each of the regions and countries in which the real estate owned by a company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. In addition to these risks, some REITs and real estate operating companies (“REOCs”) have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Moreover, certain real estate investments may be illiquid and, therefore, the ability of REITs and REOCs to reposition their portfolios promptly in response to changes in economic or other conditions is limited. These factors may increase the volatility of the Fund’s investments in REITs or REOCs.

Short Sales Risk (Long/Short Equity Fund) — The Fund is subject to short sales risk. Short sales are transactions in which the Fund sells a security it does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales. Reinvesting proceeds received from short selling may create leverage. These transactions may expose the Fund to greater risk and increase its costs. As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the 1940 Act and the rules thereunder. Rule 18f-4 under the 1940 Act requires, among other things, that the Fund either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The use of leverage can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

In addition, the Fund’s investment performance may suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. Moreover, the Fund may be subject to expenses related to short sales that are not typically associated with investing in

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2023 (Unaudited)

securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund’s unrealized gain or reduces the Fund’s unrealized loss on its short sale transaction. To the extent that the dividend that the Fund is obligated to pay is greater than the return earned by the Fund on investments, the performance of the Fund will be negatively impacted. Furthermore, the Fund may be required to pay a premium or interest to the lender of the security. The foregoing types of short sale expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Funds. A more complete description of risks associated with the Funds is included in the prospectus and statement of additional information.

11. In-Kind Transactions:

During the period ended April 30, 2023, there were no in-kind transactions for the Funds. During the year ended October 31, 2022, the Limited Duration Fund redeemed shares of beneficial interest in exchange for securities and cash. The securities were redeemed at their current value on the date of the transaction.

Transaction Date	Shares Redeemed	Cash	Investment Securities at Value	Interest Accrued	Total	Realized Gains (Losses)

4/29/2022	1,595,855	$578,615	$14,756,218	$65,167	$15,400,000	$(548,748)

12. Concentrations of Shareholders:

At April 30, 2023, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders I Shares	% Ownership	No. of Shareholders Class S Shares	% Ownership

Limited Duration Fund	3	47%	1	86%
Core Bond Fund	2	41%	1	92%
Long/Short Equity Fund	4	83%	–	–
Large Cap Value Fund	2	42%	2	96%
Large Cap Growth Fund	2	46%	1	96%
Small Cap Fund	2	58%	3	100%
U.S. All Cap Index Fund	4	64%	–	–
Real Estate Fund	1	71%	–	–
International Equity Fund	2	52%	3	86%

13. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

14. Subsequent Events:

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
(Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2022 to April 30, 2023).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Annualized Expense Ratios	Expenses Paid During Period *
Limited Duration Fund
Actual Fund Return
I Shares	$1,000.00	$1,029.70	0.50%	$2.52
Class S Shares	1,000.00	1,028.10	0.60	3.02
Hypothetical 5% Return
I Shares	$1,000.00	$1,022.32	0.50%	$2.51
Class S Shares	1,000.00	1,021.82	0.60	3.01
Core Bond Fund
Actual Fund Return
I Shares	$1,000.00	$1,064.30	0.50%	$2.56
Class S Shares	1,000.00	1,062.60	0.60	3.07
Hypothetical 5% Return
I Shares	$1,000.00	$1,022.32	0.50%	$2.51
Class S Shares	1,000.00	1,021.82	0.60	3.01
Long/Short Equity Fund
Actual Fund Return
I Shares	$1,000.00	$997.50	2.06%	$10.20
Hypothetical 5% Return
I Shares	$1,000.00	$1,014.58	2.06%	$10.29

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Annualized Expense Ratios	Expenses Paid During Period *
Large Cap Value Fund
Actual Fund Return
I Shares	$1,000.00	$1,043.60	0.90%	$4.56
Class S Shares	1,000.00	1,043.10	1.00	5.07
Hypothetical 5% Return
I Shares	$1,000.00	$1,020.33	0.90%	$4.51
Class S Shares	1,000.00	1,019.84	1.00	5.01
Large Cap Growth Fund
Actual Fund Return
I Shares	$1,000.00	$1,112.90	0.90%	$4.71
Class S Shares	1,000.00	1,112.20	1.00	5.24
Hypothetical 5% Return
I Shares	$1,000.00	$1,020.33	0.90%	$4.51
Class S Shares	1,000.00	1,019.84	1.00	5.01
Small Cap Fund
Actual Fund Return
I Shares	$1,000.00	$995.30	1.04%	$5.15
Class S Shares	1,000.00	994.70	1.14	5.64
Hypothetical 5% Return
I Shares	$1,000.00	$1,019.64	1.04%	$5.21
Class S Shares	1,000.00	1,019.14	1.14	5.71

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
(Unaudited)

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Annualized Expense Ratios	Expenses Paid During Period *
U.S. All Cap Index Fund
Actual Fund Return
I Shares	$1,000.00	$1,083.90	0.25%	$1.29
Hypothetical 5% Return
I Shares	$1,000.00	$1,023.56	0.25%	$1.25
Real Estate Fund
Actual Fund Return
I Shares	$1,000.00	$1,053.20	1.00%	$5.09
Hypothetical 5% Return
I Shares	$1,000.00	$1,019.84	1.00%	$5.01

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Annualized Expense Ratios	Expenses Paid During Period *
International Equity Fund
Actual Fund Return
I Shares	$1,000.00	$1,180.00	1.10%	$5.95
Class S Shares	1,000.00	1,178.90	1.20	6.48
Hypothetical 5% Return
I Shares	$1,000.00	$1,019.34	1.10%	$5.51
Class S Shares	1,000.00	1,018.84	1.20	6.01

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

†The annualized expense ratios include dividend expense incurred during the six-month period. Annualized dividend expense of average net assets totaled 0.56%. Had this expense not been included the ratio would have been 1.50%.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 15, 2023, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022. Among other things, the Program Administrator’s report noted that:

•

the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report.

•	during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders.

•	no material changes had been made to the Program during the period covered by the report.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on December 15–16, 2022 to decide whether to renew the following agreements (the “Agreements”) for an additional one-year term (the “December Meeting”):

•	the advisory agreement between Knights of Columbus Asset Advisors LLC (the “Adviser”) and the Trust, on behalf of the Funds;

•	the sub-advisory agreement between the Adviser and L2 Asset Management, LLC, with respect to the Knights of Columbus Long/ Short Equity Fund and Knights of Columbus U.S. All Cap Index Fund; and

•

the sub-advisory agreement between the Adviser and Ranger Global Real Estate Advisors (together with L2 Asset Management, LLC, the “Sub-Advisers”), with respect to the Knights of Columbus Real Estate Fund.

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Advisers’ services; (ii) the Adviser’s and the Sub-Advisers’ investment management personnel; (iii) the Adviser’s and the Sub-Advisers’ operations and financial condition; (iv) the Adviser’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Advisers and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Advisers’ profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (vii) the Adviser’s and the Sub-Advisers’ potential economies of scale; (viii) the Adviser’s and the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Advisers.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers; (ii) the investment performance of the Funds and the Adviser and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Advisers from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Advisers to the Funds, including the quality and continuity of the Adviser’s and the Sub-Advisers’ portfolio management personnel, the resources of the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-Advisers’ compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Advisers’ investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Advisers were available to the Board, as were the responses of the Adviser and the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Advisers to the Funds.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Advisers were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Advisers

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Advisers provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Advisers in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Advisers had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates to the Knights of Columbus Core Bond Fund and Knights of Columbus Limited Duration Fund, and by L2 Asset Management, LLC to the Knights of Columbus Long/Short Equity Fund. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Funds, paid the Sub-Advisers pursuant to the sub-advisory agreements and that the fees payable to the Sub-Advisers reflected arms-length negotiations between the Adviser and the Sub-Advisers. The Trustees evaluated both the fee under the sub-advisory agreements and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Advisers from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Advisers and their affiliates. The Trustees considered how the Adviser’s and the Sub-Advisers’ profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Advisers with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Advisers’ commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s and Sub-Advisers’ views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Advisers with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

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Knights of Columbus Funds

P.O. Box 219009

Kansas City, MO 64121

1-844-KC-FUNDS (1-844-523-8637)

Investment Adviser

Knights of Columbus Asset Advisors LLC

One Columbus Plaza

New Haven, CT 06510

Investments Subadvisers

L2 Asset Management, LLC

66 Glezen Lane,

Wayland, MA 01778

Ranger Global Real Estate Advisors, LLC

415 Madison Avenue, 14th Floor

New York, NY 10017

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103-2921

This information must be preceded or accompanied by a

current prospectus for the Funds described.

KOC-SA-001-0900

(b)      Not applicable.

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.   Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.   Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.   Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 7, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller, and CFO

Date: July 7, 2023